UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Value Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

2/29/08

EIF-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top ten holdings
Lockheed Martin Corp.	4.1%
Altria Group, Inc.	3.2%
Allstate Corp.	3.1%
Exxon Mobil Corp.	3.0%
TOTAL S.A., ADR	2.8%
MetLife, Inc.	2.5%
Johnson & Johnson	2.3%
Bank of America Corp.	2.2%
AT&T, Inc.	2.0%
Bank of New York Mellon Corp.	1.8%

Equity sectors
Financial Services	24.1%
Energy	14.9%
Industrial Goods & Services	10.2%
Consumer Staples	9.8%
Health Care	9.1%
Utilities & Communications	8.1%
Technology	5.8%
Retailing	4.6%
Leisure	3.5%
Basic Materials	3.2%
Autos & Housing	2.9%
Special Products & Services	1.3%
Transportation	1.0%

Percentages are based on net assets as of 2/29/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2007 through February 29, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 through February 29, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/07	Ending Account Value 2/29/08	Expenses Paid During Period (p) 9/01/07-2/29/08
A	Actual	1.09%	$1,000.00	$932.59	$5.24
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47
B	Actual	1.74%	$1,000.00	$929.82	$8.35
	Hypothetical (h)	1.74%	$1,000.00	$1,016.21	$8.72
C	Actual	1.74%	$1,000.00	$929.55	$8.35
	Hypothetical (h)	1.74%	$1,000.00	$1,016.21	$8.72
I	Actual	0.74%	$1,000.00	$934.63	$3.56
	Hypothetical (h)	0.74%	$1,000.00	$1,021.18	$3.72
W	Actual	0.84%	$1,000.00	$933.93	$4.04
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
R	Actual	1.24%	$1,000.00	$932.23	$5.96
	Hypothetical (h)	1.24%	$1,000.00	$1,018.70	$6.22
R1	Actual	1.84%	$1,000.00	$929.32	$8.83
	Hypothetical (h)	1.84%	$1,000.00	$1,015.71	$9.22
R2	Actual	1.38%	$1,000.00	$931.37	$6.63
	Hypothetical (h)	1.38%	$1,000.00	$1,018.00	$6.92
R3	Actual	1.34%	$1,000.00	$931.61	$6.44
	Hypothetical (h)	1.34%	$1,000.00	$1,018.20	$6.72
R4	Actual	1.09%	$1,000.00	$932.73	$5.24
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47
R5	Actual	0.81%	$1,000.00	$934.27	$3.90
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
529A	Actual	1.34%	$1,000.00	$931.72	$6.44
	Hypothetical (h)	1.34%	$1,000.00	$1,018.20	$6.72
529B	Actual	1.99%	$1,000.00	$928.59	$9.54
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97
529C	Actual	1.99%	$1,000.00	$928.56	$9.54
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial

4

Expense Table – continued

Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.21%, 1.24%, 0.99% and 0.74% for Class R2, Class R3, Class R4 and Class R5 shares respectively. The actual expenses paid during the period would have been approximately $5.83, $5.97, $4.77, and $3.57 and the hypothetical expenses paid during the period would have been approximately $6.09, $6.24, $4.99 and $3.73 for Class R2, Class R3, Class R4 and Class R5 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.74%. The actual expenses paid during the period would have been approximately $8.37 and the hypothetical expenses paid during the period would have been approximately $8.75.

Effective April 1, 2008 the fund’s Class 529A, 529B, and 529C shares program manager fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratio would have been 1.19%, 1.84% and 1.84% for Class 529A, 529B and 529C shares, respectively. The actual expenses paid during the period would have been approximately $5.74, $8.85 and $8.85 and the hypothetical expenses paid during the period would have been approximately $5.99, $9.25 and $9.25 for Class 529A, Class 529B and Class 529C shares, respectively.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

5

PORTFOLIO OF INVESTMENTS

2/29/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
Issuer	Shares/Par	Value ($)

Aerospace - 7.7%

Lockheed Martin Corp.	3,918,570	$404,396,416
Northrop Grumman Corp.	1,959,080	154,003,279
Raytheon Co.	434,240	28,156,122
United Technologies Corp.	2,405,860	169,637,189

		$756,193,006
Alcoholic Beverages - 1.1%
Diageo PLC	5,390,689	$110,141,720

Apparel Manufacturers - 1.5%
NIKE, Inc., “B”	2,463,560	$148,306,312

Automotive - 0.5%
Johnson Controls, Inc.	1,404,630	$46,156,142

Broadcasting - 2.3%
Omnicom Group, Inc.	1,831,000	$81,790,770
Walt Disney Co.	3,098,660	100,427,571
WPP Group PLC	3,436,270	40,393,150

		$222,611,491
Brokerage & Asset Managers - 3.7%
Franklin Resources, Inc.	986,220	$93,069,581
Goldman Sachs Group, Inc.	858,550	145,635,837
Lehman Brothers Holdings, Inc.	972,370	49,581,146
Merrill Lynch & Co., Inc.	1,443,270	71,528,461

		$359,815,025
Business Services - 1.3%
Accenture Ltd., “A”	3,661,690	$129,074,573

Chemicals - 2.1%
3M Co.	449,830	$35,266,672
Dow Chemical Co.	881,240	33,213,936
PPG Industries, Inc.	2,244,090	139,088,698

		$207,569,306

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 1.7%
Oracle Corp. (a)	8,798,880	$165,418,944

Computer Software - Systems - 2.4%
Hewlett-Packard Co.	1,886,420	$90,114,283
International Business Machines Corp.	1,227,220	139,731,269

		$229,845,552
Construction - 2.4%
Masco Corp.	6,314,150	$118,011,464
Sherwin-Williams Co.	754,110	39,047,816
Toll Brothers, Inc. (a)(l)	3,632,390	77,042,992

		$234,102,272
Consumer Goods & Services - 1.4%
Procter & Gamble Co.	2,118,920	$140,230,126

Containers - 0.1%
Smurfit-Stone Container Corp. (a)	1,528,180	$12,149,031

Electrical Equipment - 1.3%
Rockwell Automation, Inc.	1,017,720	$55,679,461
W.W. Grainger, Inc.	962,780	70,918,375

		$126,597,836
Electronics - 1.6%
Intel Corp.	7,995,720	$159,514,614

Energy - Independent - 3.9%
Apache Corp.	1,084,310	$124,381,200
Devon Energy Corp.	1,561,020	160,347,974
EOG Resources, Inc.	790,330	94,041,367

		$378,770,541
Energy - Integrated - 11.0%
Chevron Corp.	984,544	$85,320,583
ConocoPhillips	1,633,160	135,078,664
Exxon Mobil Corp.	3,337,860	290,427,199
Hess Corp.	1,915,460	178,482,563
Marathon Oil Corp.	1,243,070	66,081,601
Royal Dutch Shell PLC, ADR	698,210	49,887,105
TOTAL S.A., ADR	3,620,407	272,942,484

		$1,078,220,199

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 4.1%
General Mills, Inc.	1,472,770	$82,460,392
Kellogg Co.	2,214,729	112,331,055
Nestle S.A.	276,520	131,982,967
PepsiCo, Inc.	994,396	69,170,186

		$395,944,600
Food & Drug Stores - 1.0%
CVS Caremark Corp.	2,545,267	$102,777,881

Gaming & Lodging - 1.2%
Royal Caribbean Cruises Ltd. (l)	3,445,590	$120,630,106

General Merchandise - 1.3%
Macy’s, Inc.	5,168,960	$127,569,933

Health Maintenance Organizations - 1.9%
UnitedHealth Group, Inc.	1,580,820	$73,476,514
WellPoint, Inc. (a)	1,626,060	113,954,285

		$187,430,799
Insurance - 8.8%
Allstate Corp.	6,241,091	$297,887,273
Aon Corp.	585,400	24,358,494
Chubb Corp.	1,165,020	59,299,518
Genworth Financial, Inc., “A”	3,734,770	86,571,969
Hartford Financial Services Group, Inc.	1,173,565	82,032,194
MetLife, Inc.	4,225,360	246,169,474
Prudential Financial, Inc.	843,300	61,535,601

		$857,854,523
Machinery & Tools - 1.2%
Eaton Corp.	366,920	$29,584,760
Ingersoll-Rand Co. Ltd., “A”	1,484,010	62,120,659
Timken Co.	756,640	22,797,563

		$114,502,982
Major Banks - 7.4%
Bank of America Corp.	5,415,795	$215,223,693
Bank of New York Mellon Corp.	4,075,658	178,799,116
PNC Financial Services Group, Inc.	1,533,040	94,174,647
State Street Corp.	1,490,860	117,107,053
SunTrust Banks, Inc.	1,949,020	113,296,533

		$718,601,042

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 0.1%
Cisco Systems, Inc. (a)	426,840	$10,402,091

Other Banks & Diversified Financials - 4.2%
American Express Co.	1,297,940	$54,902,862
Citigroup, Inc.	4,777,070	113,264,330
Fannie Mae	3,820,450	105,635,443
UBS AG	4,107,603	134,316,834

		$408,119,469
Pharmaceuticals - 7.2%
Abbott Laboratories	792,420	$42,434,091
GlaxoSmithKline PLC	2,134,770	46,831,761
Johnson & Johnson	3,697,590	229,102,676
Merck & Co., Inc.	3,363,520	149,003,936
Pfizer, Inc.	2,791,660	62,198,185
Wyeth	3,910,370	170,570,339

		$700,140,988
Railroad & Shipping - 1.0%
Burlington Northern Santa Fe Corp.	972,110	$85,331,816
Norfolk Southern Corp.	220,230	11,647,965

		$96,979,781
Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	686,128	$62,664,070
Praxair, Inc.	468,810	37,636,067

		$100,300,137
Specialty Stores - 0.8%
Advance Auto Parts, Inc.	581,240	$19,494,790
Staples, Inc.	2,528,800	56,265,800

		$75,760,590
Telecommunications - Wireless - 1.0%
Vodafone Group PLC	30,064,673	$96,545,720

Telephone Services - 3.2%
AT&T, Inc.	5,698,450	$198,477,014
Embarq Corp.	1,484,249	62,249,403
Verizon Communications, Inc.	1,398,300	50,786,256

		$311,512,673
Tobacco - 3.2%
Altria Group, Inc.	4,223,090	$308,876,803

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 3.9%
Dominion Resources, Inc.	2,823,380	$112,765,797
Entergy Corp.	711,050	73,053,277
FPL Group, Inc.	1,278,550	77,083,780
PG&E Corp.	962,090	36,232,309
PPL Corp.	654,600	29,705,748
Public Service Enterprise Group, Inc.	1,096,700	48,364,470

		$377,205,381
Total Common Stocks (Identified Cost, $8,228,012,914)		$9,615,872,189

Repurchase Agreements - 1.5%
Merrill Lynch, 3.2%, dated 2/29/08, due 3/03/08, total to be received $146,940,174 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$146,901,000	$146,901,000

Collateral for Securities Loaned - 1.4%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	133,969,658	$133,969,658
Total Investments (Identified Cost, $8,508,883,572)		$9,896,742,847

Other Assets, Less Liabilities - (1.4)%		(139,685,377)
Net Assets - 100.0%		$9,757,057,470

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $131,134,140 of securities on loan (identified cost, $8,508,883,572)	$9,896,742,847
Cash	396
Foreign currency, at value (identified cost, $13)	14
Receivable for fund shares sold	31,672,439
Interest and dividends receivable	20,427,787
Other assets	115,882
Total assets		$9,948,959,365
Liabilities
Payable for investments purchased	23,712,528
Payable for fund shares reacquired	31,075,376
Collateral for securities loaned, at value	133,969,658
Payable to affiliates
Management fee	319,824
Shareholder servicing costs	2,186,932
Distribution and service fees	223,517
Administrative services fee	6,712
Program manager fees	137
Retirement plan administration and services fees	414
Payable for independent trustees’ compensation	25,145
Accrued expenses and other liabilities	381,652
Total liabilities		$191,901,895
Net assets		$9,757,057,470
Net assets consist of:
Paid-in capital	$8,275,018,962
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,387,867,968
Accumulated net realized gain (loss) on investments and foreign currency transactions	86,638,595
Undistributed net investment income	7,531,945
Net assets		$9,757,057,470
Shares of beneficial interest outstanding		402,148,194

11

Statement of Assets and Liabilities (unaudited) – continued

Class A shares:
Net assets	$5,715,340,680
Shares outstanding	235,374,558
Net asset value per share		$24.28
Offering price per share (100 / 94.25 × net asset value per share)		$25.76
Class B shares:
Net assets	$805,368,489
Shares outstanding	33,392,879
Net asset value and offering price per share		$24.12
Class C shares:
Net assets	$972,195,366
Shares outstanding	40,384,084
Net asset value and offering price per share		$24.07
Class I shares
Net assets	$1,508,272,171
Shares outstanding	61,800,268
Net asset value, offering price, and redemption price per share		$24.41
Class W shares
Net assets	$215,889,299
Shares outstanding	8,893,082
Net asset value, offering price, and redemption price per share		$24.28
Class R shares:
Net assets	$55,327,596
Shares outstanding	2,282,894
Net asset value, offering price, and redemption price per share		$24.24
Class R1 shares:
Net assets	$21,070,183
Shares outstanding	879,812
Net asset value, offering price, and redemption price per share		$23.95
Class R2 shares
Net assets	$27,024,145
Shares outstanding	1,122,226
Net asset value, offering price, and redemption price per share		$24.08
Class R3 shares
Net assets	$124,944,345
Shares outstanding	5,178,162
Net asset value, offering price, and redemption price per share		$24.13

12

Statement of Assets and Liabilities (unaudited) – continued

Class R4 shares
Net assets	$151,892,142
Shares outstanding	6,264,301
Net asset value, offering price, and redemption price per share		$24.25
Class R5 shares
Net assets	$150,011,073
Shares outstanding	6,171,551
Net asset value, offering price, and redemption price per share		$24.31
Class 529A shares
Net assets	$5,774,638
Shares outstanding	239,129
Net asset value per share		$24.15
Offering price per share (100 / 94.25 × net asset value per share)		$25.62
Class 529B shares
Net assets	$1,649,548
Shares outstanding	69,033
Net asset value and offering price per share		$23.90
Class 529C shares
Net assets	$2,297,795
Shares outstanding	96,215
Net asset value and offering price per share		$23.88

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$112,425,388
Interest	3,207,745
Foreign taxes withheld	(941,532)
Total investment income		$114,691,601
Expenses
Management fee	$30,929,933
Distribution and service fees	21,565,034
Program manager fees	13,079
Shareholder servicing costs	6,564,468
Administrative services fee	378,191
Retirement plan administration and services fees	235,709
Independent trustees’ compensation	64,160
Custodian fee	421,684
Shareholder communications	264,059
Auditing fees	23,685
Legal fees	88,815
Miscellaneous	357,797
Total expenses		$60,906,614
Fees paid indirectly	(4,981)
Reduction of expenses by investment adviser	(884,416)
Net expenses		$60,017,217
Net investment income		$54,674,384
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$283,435,793
Foreign currency transactions	104,892
Net realized gain (loss) on investments and foreign currency transactions		$283,540,685
Change in unrealized appreciation (depreciation)
Investments	$(1,032,771,069)
Translation of assets and liabilities in foreign currencies	12,073
Net unrealized gain (loss) on investments and foreign currency translation		$(1,032,758,996)
Net realized and unrealized gain (loss) on investments and foreign currency		$(749,218,311)
Change in net assets from operations		$(694,543,927)

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/29/08 (unaudited)	Year ended 8/31/07

Change in net assets
From operations
Net investment income	$54,674,384	$97,833,887
Net realized gain (loss) on investments and foreign currency transactions	283,540,685	644,464,792
Net unrealized gain (loss) on investments and foreign currency translation	(1,032,758,996)	651,116,538
Change in net assets from operations	$(694,543,927)	$1,393,415,217
Distributions declared to shareholders
From net investment income
Class A	$(39,491,325)	$(74,843,923)
Class B	(2,758,583)	(7,854,264)
Class C	(3,237,535)	(6,903,771)
Class I	(12,625,098)	(22,163,116)
Class W	(831,659)	(379,376)
Class R	(328,649)	(1,172,262)
Class R1	(63,359)	(55,300)
Class R2	(67,075)	(73,907)
Class R3	(580,039)	(607,901)
Class R4	(941,369)	(984,911)
Class R5	(1,178,307)	(1,457,291)
Class 529A	(32,076)	(56,466)
Class 529B	(3,200)	(7,521)
Class 529C	(4,494)	(10,543)
From net realized gain on investments
Class A	(422,791,205)	(161,744,414)
Class B	(65,938,831)	(34,846,208)
Class C	(73,497,065)	(28,334,762)
Class I	(106,851,483)	(37,523,913)
Class W	(8,514,237)	(415,807)
Class R	(3,981,123)	(3,323,744)
Class R1	(1,493,207)	(202,116)
Class R2	(1,069,576)	(177,924)
Class R3	(8,461,563)	(1,332,483)
Class R4	(11,062,481)	(1,724,464)
Class R5	(11,042,447)	(1,986,525)
Class 529A	(431,704)	(129,843)
Class 529B	(125,712)	(31,527)
Class 529C	(174,133)	(45,316)
Total distributions declared to shareholders	$(777,577,535)	$(388,389,598)
Change in net assets from fund share transactions	$817,626,072	$1,030,845,190
Total change in net assets	$(654,495,390)	$2,035,870,809
Net assets
At beginning of period	10,411,552,860	8,375,682,051
At end of period (including undistributed net investment income of $7,531,945 and $15,000,329, respectively)	$9,757,057,470	$10,411,552,860

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$28.11		$25.20	$23.81	$20.88	$18.03	$17.21
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30	$0.34	$0.28	$0.23	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(1.86)		3.77	2.48	2.91	2.84	0.81
Total from investment operations	$(1.71)		$4.07	$2.82	$3.19	$3.07	$1.05
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.29)	$(0.26)	$(0.22)	$(0.23)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—	—	—
Total distributions declared to shareholders	$(2.12)		$(1.16)	$(1.43)	$(0.26)	$(0.22)	$(0.23)
Net asset value, end of period	$24.28		$28.11	$25.20	$23.81	$20.88	$18.03
Total return (%) (r)(s)(t)	(6.74	)(n)	16.42	12.36	15.36	17.13 (b)	6.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.13	1.17	1.16	1.18	1.20
Expenses after expense reductions (f)	1.09	(a)	1.11	1.16	1.16	1.18	N/A
Net investment income	1.13	(a)	1.10	1.40	1.23	1.14	1.41
Portfolio turnover	14		26	26	24	42	55
Net assets at end of period (000 Omitted)	$5,715,341		$6,239,176	$4,929,525	$4,554,484	$3,527,854	$3,039,085

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$27.92		$25.04	$23.66	$20.77	$17.94	$17.13
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.12	$0.17	$0.13	$0.10	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		3.74	2.49	2.90	2.83	0.81
Total from investment operations	$(1.78)		$3.86	$2.66	$3.03	$2.93	$0.93
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.18)	$(0.14)	$(0.14)	$(0.10)	$(0.12)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—	—	—
Total distributions declared to shareholders	$(2.02)		$(0.98)	$(1.28)	$(0.14)	$(0.10)	$(0.12)
Net asset value, end of period	$24.12		$27.92	$25.04	$23.66	$20.77	$17.94
Total return (%) (r)(s)(t)	(7.02	)(n)	15.64	11.66	14.61	16.35 (b)	5.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.78	1.82	1.81	1.82	1.85
Expenses after expense reductions (f)	1.74	(a)	1.76	1.81	1.81	1.82	N/A
Net investment income	0.48	(a)	0.44	0.72	0.58	0.49	0.76
Portfolio turnover	14		26	26	24	42	55
Net assets at end of period (000 Omitted)	$805,368		$1,049,401	$1,139,651	$1,262,029	$1,199,074	$1,069,389

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$27.88		$25.01	$23.64	$20.75	$17.93	$17.12
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12	$0.18	$0.13	$0.10	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(1.84)		3.74	2.47	2.90	2.82	0.81
Total from investment operations	$(1.78)		$3.86	$2.65	$3.03	$2.92	$0.93
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)	$(0.14)	$(0.14)	$(0.10)	$(0.12)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—	—	—
Total distributions declared to shareholders	$(2.03)		$(0.99)	$(1.28)	$(0.14)	$(0.10)	$(0.12)
Net asset value, end of period	$24.07		$27.88	$25.01	$23.64	$20.75	$17.93
Total return (%) (r)(s)(t)	(7.04	)(n)	15.66	11.65	14.63	16.32 (b)	5.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.78	1.82	1.81	1.82	1.85
Expenses after expense reductions (f)	1.74	(a)	1.76	1.81	1.81	1.82	N/A
Net investment income	0.48	(a)	0.45	0.74	0.58	0.49	0.76
Portfolio turnover	14		26	26	24	42	55
Net assets at end of period (000 Omitted)	$972,195		$1,052,467	$881,538	$863,486	$761,669	$648,318

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$28.24		$25.32	$23.91	$20.95	$18.10	$17.27
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.43	$0.37	$0.30	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(1.86)		3.77	2.49	2.91	2.84	0.82
Total from investment operations	$(1.66)		$4.17	$2.92	$3.28	$3.14	$1.12
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.45)	$(0.37)	$(0.32)	$(0.29)	$(0.29)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—	—	—
Total distributions declared to shareholders	$(2.17)		$(1.25)	$(1.51)	$(0.32)	$(0.29)	$(0.29)
Net asset value, end of period	$24.41		$28.24	$25.32	$23.91	$20.95	$18.10
Total return (%) (r)(s)	(6.54	)(n)	16.78	12.78	15.78	17.47 (b)	6.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.78	0.82	0.81	0.83	0.85
Expenses after expense reductions (f)	0.74	(a)	0.76	0.81	0.81	0.83	N/A
Net investment income	1.49	(a)	1.45	1.77	1.59	1.50	1.76
Portfolio turnover	14		26	26	24	42	55
Net assets at end of period (000 Omitted)	$1,508,272		$1,529,643	$1,162,665	$899,654	$593,364	$296,961

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class W			2007	2006 (i)

Net asset value, beginning of period	$28.11		$25.20	$25.04
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		3.77	0.02	(g)
Total from investment operations	$(1.67)		$4.14	$0.26
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.43)	$(0.10)
From net realized gain on investments	(1.94)		(0.80)	—
Total distributions declared to shareholders	$(2.16)		$(1.23)	$(0.10)
Net asset value, end of period	$24.28		$28.11	$25.20
Total return (%) (r)(s)	(6.61	)(n)	16.73	1.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.88	0.92	(a)
Expenses after expense reductions (f)	0.84	(a)	0.86	0.91	(a)
Net investment income	1.41	(a)	1.37	3.32	(a)
Portfolio turnover	14		26	26
Net assets at end of period (000 Omitted)	$215,889		$69,115	$8,952

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R			2007	2006	2005	2004	2003 (i)

Net asset value, beginning of period	$28.05		$25.15	$23.76	$20.84	$18.01	$16.53
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.30	$0.25	$0.21	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		3.75	2.49	2.90	2.82	1.45
Total from investment operations	$(1.72)		$4.01	$2.79	$3.15	$3.03	$1.60
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.26)	$(0.23)	$(0.20)	$(0.12)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—	—	—
Total distributions declared to shareholders	$(2.09)		$(1.11)	$(1.40)	$(0.23)	$(0.20)	$(0.12)
Net asset value, end of period	$24.24		$28.05	$25.15	$23.76	$20.84	$18.01
Total return (%) (r)(s)	(6.78	)(n)	16.22	12.22	15.21	16.92 (b)	9.76	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.28	1.31	1.31	1.33	1.42	(a)
Expenses after expense reductions (f)	1.24	(a)	1.26	1.31	1.31	1.33	N/A
Net investment income	1.00	(a)	0.94	1.24	1.10	1.02	1.26	(a)
Portfolio turnover	14		26	26	24	42	55
Net assets at end of period (000 Omitted)	$55,328		$67,300	$101,162	$85,302	$47,970	$14,583

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$27.76		$24.93	$23.63	$23.17
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.22	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(1.83)		3.72	2.39	0.42	(g)
Total from investment operations	$(1.78)		$3.82	$2.61	$0.51
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)	$(0.17)	$(0.05)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—
Total distributions declared to shareholders	$(2.03)		$(0.99)	$(1.31)	$(0.05)
Net asset value, end of period	$23.95		$27.76	$24.93	$23.63
Total return (%) (r)(s)	(7.07	)(n)	15.55	11.51	2.21	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.92	2.02	2.04	(a)
Expenses after expense reductions (f)	1.84	(a)	1.86	1.92	2.04	(a)
Net investment income	0.36	(a)	0.36	0.93	0.89	(a)
Portfolio turnover	14		26	26	24
Net assets at end of period (000 Omitted)	$21,070		$15,823	$4,639	$574

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R2			2007	2006	2005 (i)

Net asset value, beginning of period	$27.88		$25.03	$23.67	$23.17
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.19	$0.30	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(1.84)		3.74	2.42	0.43	(g)
Total from investment operations	$(1.73)		$3.93	$2.72	$0.54
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.22)	$(0.04)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—
Total distributions declared to shareholders	$(2.07)		$(1.08)	$(1.36)	$(0.04)
Net asset value, end of period	$24.08		$27.88	$25.03	$23.67
Total return (%) (r)(s)	(6.86	)(n)	15.92	11.96	2.34	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.59	1.71	1.73	(a)
Expenses after expense reductions (f)	1.38	(a)	1.51	1.57	1.73	(a)
Net investment income	0.79	(a)	0.71	1.33	1.49	(a)
Portfolio turnover	14		26	26	24
Net assets at end of period (000 Omitted)	$27,024		$12,743	$4,520	$732

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R3			2007	2006	2005	2004 (i)

Net asset value, beginning of period	$27.94		$25.07	$23.71	$20.84	$18.73
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.22	$0.31	$0.21	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		3.75	2.43	2.88	2.12
Total from investment operations	$(1.73)		$3.97	$2.74	$3.09	$2.23
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.24)	$(0.22)	$(0.12)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—	—
Total distributions declared to shareholders	$(2.08)		$(1.10)	$(1.38)	$(0.22)	$(0.12)
Net asset value, end of period	$24.13		$27.94	$25.07	$23.71	$20.84
Total return (%) (r)(s)	(6.84	)(n)	16.07	12.03	14.91	11.93	(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.47	1.56	1.57	1.59	(a)
Expenses after expense reductions (f)	1.34	(a)	1.41	1.47	1.57	1.59	(a)
Net investment income	0.88	(a)	0.81	1.27	0.93	0.80	(a)
Portfolio turnover	14		26	26	24	42
Net assets at end of period (000 Omitted)	$124,944		$98,970	$30,001	$8,316	$414

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R4			2007	2006	2005 (i)

Net asset value, beginning of period	$28.07		$25.17	$23.81	$23.29
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30	$0.42	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		3.75	2.39	0.44	(g)
Total from investment operations	$(1.70)		$4.05	$2.81	$0.59
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.35)	$(0.31)	$(0.07)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—
Total distributions declared to shareholders	$(2.12)		$(1.15)	$(1.45)	$(0.07)
Net asset value, end of period	$24.25		$28.07	$25.17	$23.81
Total return (%) (r)(s)	(6.73	) (n)	16.38	12.33	2.53	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.18	1.22	1.23	(a)
Expenses after expense reductions (f)	1.09	(a)	1.16	1.22	1.23	(a)
Net investment income	1.13	(a)	1.07	1.80	1.94	(a)
Portfolio turnover	14		26	26	24
Net assets at end of period (000 Omitted)	$151,892		$128,909	$46,731	$400

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R5			2007	2006	2005 (i)

Net asset value, beginning of period	$28.13		$25.22	$23.83	$23.29
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.45	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		3.75	2.43	0.47	(g)
Total from investment operations	$(1.66)		$4.14	$2.88	$0.62
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.43)	$(0.35)	$(0.08)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—
Total distributions declared to shareholders	$(2.16)		$(1.23)	$(1.49)	$(0.08)
Net asset value, end of period	$24.31		$28.13	$25.22	$23.83
Total return (%) (r)(s)	(6.57	)(n)	16.70	12.64	2.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.88	0.92	0.92	(a)
Expenses after expense reductions (f)	0.81	(a)	0.86	0.91	0.92	(a)
Net investment income	1.43	(a)	1.39	1.80	1.57	(a)
Portfolio turnover	14		26	26	24
Net assets at end of period (000 Omitted)	$150,011		$137,524	$60,124	$51

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$27.96		$25.09	$23.71	$20.80	$18.00	$17.21
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.23	$0.28	$0.23	$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		3.74	2.48	2.90	2.80	0.81
Total from investment operations	$(1.73)		$3.97	$2.76	$3.13	$2.98	$1.01
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.24)	$(0.22)	$(0.18)	$(0.22)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—	—	—
Total distributions declared to shareholders	$(2.08)		$(1.10)	$(1.38)	$(0.22)	$(0.18)	$(0.22)
Net asset value, end of period	$24.15		$27.96	$25.09	$23.71	$20.80	$18.00
Total return (%) (r)(s)(t)	(6.83	)(n)	16.09	12.11	15.09	16.63 (b)	5.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.38	1.42	1.41	1.43	1.48
Expenses after expense reductions (f)	1.34	(a)	1.36	1.41	1.41	1.43	N/A
Net investment income	0.88	(a)	0.85	1.18	0.99	0.91	1.20
Portfolio turnover	14		26	26	24	42	55
Net assets at end of period (000 Omitted)	$5,775		$6,194	$3,947	$2,914	$1,673	$806

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$27.69		$24.87	$23.52	$20.67	$17.87	$17.12
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.13	$0.08	$0.05	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(1.83)		3.71	2.45	2.87	2.81	0.80
Total from investment operations	$(1.80)		$3.77	$2.58	$2.95	$2.86	$0.89
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.15)	$(0.09)	$(0.10)	$(0.06)	$(0.14)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—	—	—
Total distributions declared to shareholders	$(1.99)		$(0.95)	$(1.23)	$(0.10)	$(0.06)	$(0.14)
Net asset value, end of period	$23.90		$27.69	$24.87	$23.52	$20.67	$17.87
Total return (%) (r)(s)(t)	(7.14	)(n)	15.37	11.39	14.32	16.03 (b)	5.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	2.03	2.06	2.06	2.07	2.13
Expenses after expense reductions (f)	1.99	(a)	2.01	2.06	2.06	2.07	N/A
Net investment income	0.23	(a)	0.20	0.53	0.34	0.27	0.52
Portfolio turnover	14		26	26	24	42	55
Net assets at end of period (000 Omitted)	$1,650		$1,823	$946	$655	$439	$181

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$27.67		$24.86	$23.51	$20.66	$17.86	$17.11
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.12	$0.08	$0.05	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(1.83)		3.70	2.46	2.87	2.81	0.80
Total from investment operations	$(1.80)		$3.76	$2.58	$2.95	$2.86	$0.89
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.15)	$(0.09)	$(0.10)	$(0.06)	$(0.14)
From net realized gain on investments	(1.94)		(0.80)	(1.14)	—	—	—
Total distributions declared to shareholders	$(1.99)		$(0.95)	$(1.23)	$(0.10)	$(0.06)	$(0.14)
Net asset value, end of period	$23.88		$27.67	$24.86	$23.51	$20.66	$17.86
Total return (%) (r)(s)(t)	(7.14	)(n)	15.34	11.39	14.32	16.03 (b)	5.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	2.03	2.06	2.06	2.07	2.13
Expenses after expense reductions (f)	1.99	(a)	2.01	2.06	2.06	2.07	N/A
Net investment income	0.23	(a)	0.20	0.51	0.36	0.26	0.55
Portfolio turnover	14		26	26	24	42	55
Net assets at end of period (000 Omitted)	$2,298		$2,463	$1,279	$1,062	$643	$352

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5) and May 1, 2006 (Class W) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges

See Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Value Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures

30

Notes to Financial Statements (unaudited) – continued

under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including

31

Notes to Financial Statements (unaudited) – continued

accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement

32

Notes to Financial Statements (unaudited) – continued

purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on September 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

33

Notes to Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

8/31/07
Ordinary income (including any short-term capital gains)	$125,426,306
Long-term capital gain	262,963,292
Total distributions	$388,389,598

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/08
Cost of investments	$8,525,676,858
Gross appreciation	1,989,218,110
Gross depreciation	(618,152,121)
Net unrealized appreciation (depreciation)	$1,371,065,989

As of 8/31/07
Undistributed ordinary income	$70,525,120
Undistributed long-term capital gain	479,810,679
Other temporary differences	(12,886)
Net unrealized appreciation (depreciation)	2,403,837,057

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

34

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser had agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $7.5 billion. This written agreement terminated on November 30, 2007. Effective December 1, 2007, the investment adviser has agreed in writing to reduce its management fee to:

From $7.5 to $10 billion of average daily net assets	0.53%
Next $2.5 billion of average daily net assets	0.50%
Average daily net assets in excess of $12.5 billion	0.45%

This written agreement will continue through November 30, 2012. This management fee reduction amounted to $861,471, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $223,477 and $1,499 for the six months ended February 29, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

35

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$10,691,633
Class B	0.75%	0.25%	1.00%	1.00%	4,782,397
Class C	0.75%	0.25%	1.00%	1.00%	5,233,508
Class W	0.10%	—	0.10%	0.10%	63,438
Class R	0.25%	0.25%	0.50%	0.50%	149,750
Class R1 (c)	0.50%	0.25%	0.75%	0.75%	76,824
Class R2	0.25%	0.25%	0.50%	0.50%	46,748
Class R3	0.25%	0.25%	0.50%	0.50%	296,490
Class R4	—	0.25%	0.25%	0.25%	192,093
Class 529A	0.25%	0.25%	0.50%	0.35%	10,857
Class 529B	0.75%	0.25%	1.00%	1.00%	8,987
Class 529C	0.75%	0.25%	1.00%	1.00%	12,309
Total Distribution and Service Fees					$21,565,034

(c)	Effective March 1, 2008, the distribution fee rate for Class R1 shares will be 0.75% and the total distribution plan rate will be 1.00%.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2008 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2008, were as follows:

Amount
Class A	$4,552
Class B	$366,531
Class C	$58,115
Class 529B	$279
Class 529C	$235

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund’s 529

36

Notes to Financial Statements (unaudited) – continued

share classes. Effective April 1, 2008, the fee will be 0.10%. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 29, 2008, were as follows:

Amount
Class 529A	$7,755
Class 529B	2,247
Class 529C	3,077
Total Program Manager Fees	$13,079

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2008, the fee was $1,714,405, which equated to 0.0333% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,266,125. The fund may also pay shareholder servicing related costs directly to non-related parties.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 29, 2008, these costs for the fund amounted to $502,198 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

37

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.0073% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 29, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/1/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	0.35%	$35,851
Class R2	0.25%	—	0.13%	12,476
Class R3	0.15%	—	0.10%	58,160
Class R4	0.15%	—	0.10%	77,240
Class R5	0.10%	—	0.07%	51,982
Total Retirement Plan Administration and Services Fees				$235,709
(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008, the annual retirement plan administration and services fee will be eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $550. This amount is included in independent trustees’ compensation for the six months ended February 29, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $9,055 at February 29, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the

38

Notes to Financial Statements (unaudited) – continued

funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 29, 2008, the fee paid by the fund to Tarantino LLC was $41,348 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $22,945, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,530,402,537 and $1,468,771,501, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	49,476,846	$1,346,740,544	82,897,137	$2,284,935,155
Class B	1,141,766	30,610,833	4,097,957	110,802,297
Class C	4,669,570	125,177,624	7,629,570	207,679,463
Class I	9,482,935	256,531,361	12,095,417	335,715,810
Class W	6,733,256	175,845,760	2,226,482	62,441,031
Class R	1,183,391	32,512,293	1,032,032	28,054,647
Class R1	386,248	10,605,931	699,966	19,124,968
Class R2	727,762	19,117,400	576,831	15,856,845
Class R3	2,134,947	58,404,868	4,004,768	109,306,754
Class R4	2,292,700	63,848,594	5,573,616	153,833,399
Class R5	3,565,405	100,666,831	3,481,769	95,988,445
Class 529A	13,303	354,608	76,026	2,073,352
Class 529B	3,624	95,149	30,024	813,107
Class 529C	8,005	215,046	46,425	1,253,885
	81,819,758	$2,220,726,842	124,468,020	$3,427,879,158

39

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	13,713,219	$365,755,793	7,002,269	$186,811,539
Class B	2,138,999	56,651,058	1,327,246	35,109,854
Class C	1,767,481	46,725,327	834,009	22,045,467
Class I	4,155,286	111,391,305	2,113,899	56,679,995
Class W	320,920	8,549,053	25,338	685,714
Class R	128,157	3,412,771	157,270	4,176,605
Class R1	59,173	1,556,566	9,740	257,416
Class R2	42,908	1,134,128	9,477	251,790
Class R3	340,533	9,022,349	72,416	1,930,007
Class R4	450,946	12,003,850	101,166	2,708,973
Class R5	244,997	6,536,719	12,968	364,151
Class 529A	17,485	463,780	7,005	186,245
Class 529B	4,913	128,912	1,484	39,048
Class 529C	6,813	178,627	2,123	55,859
	23,391,830	$623,510,238	11,676,410	$311,302,663
Shares reacquired
Class A	(49,783,459)	$(1,372,431,934)	(63,526,514)	$(1,756,904,603)
Class B	(7,471,666)	(201,490,864)	(13,355,675)	(365,457,041)
Class C	(3,802,716)	(101,513,690)	(5,960,195)	(162,740,623)
Class I	(5,995,661)	(165,687,391)	(5,977,035)	(167,400,144)
Class W	(620,144)	(15,993,422)	(147,993)	(4,084,628)
Class R	(1,427,731)	(40,159,194)	(2,812,920)	(77,996,184)
Class R1	(135,582)	(3,546,455)	(325,820)	(8,841,369)
Class R2	(105,453)	(2,735,849)	(309,910)	(8,484,016)
Class R3	(839,171)	(22,305,058)	(1,731,828)	(47,281,104)
Class R4	(1,072,207)	(28,892,612)	(2,938,269)	(80,696,299)
Class R5	(2,527,258)	(71,166,270)	(990,264)	(27,530,499)
Class 529A	(13,160)	(347,883)	(18,872)	(514,741)
Class 529B	(5,343)	(137,634)	(3,710)	(102,409)
Class 529C	(7,624)	(202,752)	(10,964)	(302,971)
	(73,807,175)	$(2,026,611,008)	(98,109,969)	$(2,708,336,631)

40

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Net change
Class A	13,406,606	$340,064,403	26,372,892	$714,842,091
Class B	(4,190,901)	(114,228,973)	(7,930,472)	(219,544,890)
Class C	2,634,335	70,389,261	2,503,384	66,984,307
Class I	7,642,560	202,235,275	8,232,281	224,995,661
Class W	6,434,032	168,401,391	2,103,827	59,042,117
Class R	(116,183)	(4,234,130)	(1,623,618)	(45,764,932)
Class R1	309,839	8,616,042	383,886	10,541,015
Class R2	665,217	17,515,679	276,398	7,624,619
Class R3	1,636,309	45,122,159	2,345,356	63,955,657
Class R4	1,671,439	46,959,832	2,736,513	75,846,073
Class R5	1,283,144	36,037,280	2,504,473	68,822,097
Class 529A	17,628	470,505	64,159	1,744,856
Class 529B	3,194	86,427	27,798	749,746
Class 529C	7,194	190,921	37,584	1,006,773
	31,404,413	$817,626,072	38,034,461	$1,030,845,190

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 1%, 3%, 4% and 2% respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 29, 2008, the fund’s commitment fee and interest expense were $26,592 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

41

Notes to Financial Statements (unaudited) – continued

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to a Fair Fund established by the SEC, from which settlement funds will be distributed to current and former shareholders of the fund and certain other affected MFS retail funds. The Payments will be distributed to shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Payments made by third parties into other settlement funds to remediate harm caused by the third party’s late or excessive trading in certain MFS funds may also become part of the residual amounts. At this time, the residual amounts, if any, cannot be reasonably estimated and the fund has not accrued an estimate for any amounts to be received.

(8)	Subsequent Event

On October 23, 2007 the Board of Trustees approved, on or about April 18, 2008, the conversion of Class R shares and Class R2 shares into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 will be renamed Class R2, Class R3, and Class R4, respectively.

42

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Value Fund, which was held on February 15, 2008, the following actions were taken:

Item 1. To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the fund.

Number of Dollars
For	13,965,439.54
Against	0.00
Abstain	764,534.52

43

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

44

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® INVESTMENT MANAGEMENT

MFS® Technology Fund

CONTACT INFORMATION BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

2/29/08

SCT-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Salesforce.com, Inc.	6.4%
Flextronics International Ltd.	6.3%
International Business Machines Corp.	6.0%
Intel Corp.	5.8%
MSC Software Corp.	4.6%
MicroStrategy, Inc., “A”	4.5%
Research in Motion Ltd.	4.2%
Google, Inc., “A”	3.7%
Take-Two Interactive Software, Inc.	3.4%
Activision, Inc.	3.0%

Top five industries (i)
Electronics	28.3%
Computer Software	23.6%
Computer Software - Systems	13.3%
Network & Telecom	10.7%
Internet	8.9%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 02/29/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2007 through February 29, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 through February 29, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/07	Ending Account Value 2/29/08	Expenses Paid During Period (p) 9/01/07-2/29/08
A	Actual	1.50%	$1,000.00	$934.03	$7.21
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
B	Actual	2.15%	$1,000.00	$930.93	$10.32
	Hypothetical (h)	2.15%	$1,000.00	$1,014.17	$10.77
C	Actual	2.15%	$1,000.00	$930.82	$10.32
	Hypothetical (h)	2.15%	$1,000.00	$1,014.17	$10.77
I	Actual	1.15%	$1,000.00	$935.95	$5.54
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
R	Actual	1.65%	$1,000.00	$933.49	$7.93
	Hypothetical (h)	1.65%	$1,000.00	$1,016.66	$8.27
R1	Actual	2.25%	$1,000.00	$930.71	$10.80
	Hypothetical (h)	2.25%	$1,000.00	$1,013.67	$11.26
R2	Actual	1.82%	$1,000.00	$932.14	$8.74
	Hypothetical (h)	1.82%	$1,000.00	$1,015.81	$9.12
R3	Actual	1.75%	$1,000.00	$933.03	$8.41
	Hypothetical (h)	1.75%	$1,000.00	$1,016.16	$8.77
R4	Actual	1.50%	$1,000.00	$933.98	$7.21
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
R5	Actual	1.22%	$1,000.00	$935.22	$5.87
	Hypothetical (h)	1.22%	$1,000.00	$1,018.80	$6.12

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.65%, 1.65%, 1.40% and 1.15% for Class R2, Class R3, Class R4 and Class R5 shares, respectively. The actual expenses paid during the period would have been approximately $7.96, $7.96, $6.75, and $5.55 and the hypothetical expenses paid during the period would have been approximately $8.30, $8.30, $7.04 and $5.79 for Class R2, Class R3, Class R4 and Class R5 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 2.15%. The actual expenses paid during the period would have been approximately $10.35 and the hypothetical expenses paid during the period would have been approximately $10.80.

4

PORTFOLIO OF INVESTMENTS

2/29/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.2%
Issuer	Shares/Par	Value ($)

Broadcasting - 2.5%
XM Satellite Radio Holdings, Inc., “A” (a)(l)	252,153	$2,975,405

Business Services - 1.3%
Amdocs Ltd. (a)	48,500	$1,503,500

Computer Software - 23.6%
Akamai Technologies, Inc. (a)(l)	65,800	$2,313,528
MicroStrategy, Inc., “A” (a)(l)	79,400	5,281,688
MSC Software Corp. (a)(l)	427,487	5,416,260
Oracle Corp. (a)	145,400	2,733,520
Salesforce.com, Inc. (a)(l)	125,603	7,501,011
TIBCO Software, Inc. (a)(l)	171,500	1,209,075
VeriSign, Inc. (a)	92,856	3,231,389

		$27,686,471
Computer Software - Systems - 13.3%
EMC Corp. (a)(l)	197,593	$3,070,595
Hewlett-Packard Co.	51,000	2,436,270
International Business Machines Corp.	61,770	7,033,132
Network Appliance, Inc. (a)	140,703	3,041,999

		$15,581,996
Electronics - 28.3%
Flextronics International Ltd. (a)	724,762	$7,349,087
Hittite Microwave Corp. (a)	25,600	847,616
Intel Corp.	343,966	6,862,122
Intersil Corp., “A”	99,400	2,313,038
Marvell Technology Group Ltd. (a)(l)	274,206	3,101,270
National Semiconductor Corp.	197,780	3,257,437
Nintendo Co. Ltd.	7,020	3,483,029
Samsung Electronics Co. Ltd., GDR	11,749	3,429,362
SanDisk Corp. (a)(l)	110,216	2,595,587

		$33,238,548

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 8.9%
Google, Inc., “A” (a)	9,105	$4,290,094
NHN Corp. (a)	5,095	1,132,036
Omniture, Inc. (a)	64,600	1,484,508
Tencent Holdings Ltd.	573,600	3,545,366

		$10,452,004
Leisure & Toys - 7.5%
Activision, Inc. (a)	130,700	$3,561,575
Take-Two Interactive Software, Inc. (a)(l)	149,900	3,972,350
THQ, Inc. (a)(l)	69,700	1,304,087

		$8,838,012
Network & Telecom - 10.7%
F5 Networks, Inc. (a)	64,500	$1,429,320
Foundry Networks, Inc. (a)	101,900	1,209,553
Nokia Corp., ADR	91,800	3,305,718
Research in Motion Ltd. (a)	47,781	4,959,668
Sonus Networks, Inc. (a)(l)	480,980	1,596,854

		$12,501,113
Telephone Services - 1.1%
Global Crossing Ltd. (a)(l)	64,100	$1,237,771
Total Common Stocks (Identified Cost, $130,099,708)		$114,014,820

Issue/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.9%
Texas Instruments, Inc. - March 2008 @ $30 (a)	4,552	$405,128
Qualcomm, Inc. - March 2008 @ $42.50 (a)	1,214	179,672
Broadcom Corp. - March 2008 @ $25 (a)	811	470,380
Total Put Options Purchased (Premiums Paid, $1,095,912)		$1,055,180

Issuer	Shares/Par
Short-Term Obligations - 1.8%
General Electric Capital Corp., 3.13%, due 3/03/08, at Amortized Cost and Value (y)	$2,074,000	$2,073,639

Collateral for Securities Loaned - 17.1%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	20,109,893	$20,109,893
Total Investments (Identified Cost, $153,379,152) (k)		$137,253,532

6

Portfolio of Investments (unaudited) – continued

Issue/Expiration Date/Strike Price	Number of Contracts	Value ($)

Call Options Written - (0.1)%
XM Satellite Radio Holdings, Inc. - March 2008 @ $16 (a)	(1,703)	$(51,090)
F5 Networks, Inc. - April 2008 @ $25 (a)	(645)	(70,950)
Total Call Options Written (Premiums Received, $164,570)		$(122,040)

Other Assets, Less Liabilities - (16.9)%		(19,800,074)
Net Assets - 100.0%		$117,331,418

(a)	Non-income producing security.
(k)	As of February 29, 2008, the fund had nine securities that were fair valued, aggregating $12,522,933 and 9.12% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund

Assets
Investments, at value, including $20,100,161 of securities on loan (identified cost, $153,379,152)	$137,253,532
Foreign currency, at value (identified cost, $33)	32
Receivable for investments sold	4,212,049
Receivable for fund shares sold	287,484
Interest and dividends receivable	103,361
Receivable from investment adviser	15,981
Other assets	2,532
Total assets		$141,874,971
Liabilities
Payable to custodian	$369,095
Payable for investments purchased	3,598,550
Payable for fund shares reacquired	133,739
Collateral for securities loaned, at value (c)	20,109,893
Written options outstanding, at value (premiums received, $164,570)	122,040
Payable to affiliates
Management fee	4,951
Shareholder servicing costs	54,791
Distribution and service fees	4,072
Administrative services fee	143
Retirement plan administration and services fees	37
Payable for independent trustees’ compensation	57,675
Accrued expenses and other liabilities	88,567
Total liabilities		$24,543,553
Net assets		$117,331,418
Net assets consist of:
Paid-in capital	$416,277,270
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(16,079,127)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(282,111,013)
Accumulated net investment loss	(755,712)
Net assets		$117,331,418
Shares of beneficial interest outstanding		9,623,265

(c)	Non-cash collateral not included.

8

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$50,886,605
Shares outstanding	4,083,157
Net asset value per share		$12.46
Offering price per share (100 / 94.25 × net asset value per share)		$13.22
Class B shares
Net assets	$31,436,603
Shares outstanding	2,650,165
Net asset value and offering price per share		$11.86
Class C shares
Net assets	$15,983,093
Shares outstanding	1,349,710
Net asset value and offering price per share		$11.84
Class I shares
Net assets	$4,575,355
Shares outstanding	355,778
Net asset value, offering price, and redemption price per share		$12.86
Class R shares
Net assets	$1,254,678
Shares outstanding	101,594
Net asset value, offering price, and redemption price per share		$12.35
Class R1 shares
Net assets	$1,867,153
Shares outstanding	157,941
Net asset value, offering price, and redemption price per share		$11.82
Class R2 shares
Net assets	$1,738,283
Shares outstanding	145,431
Net asset value, offering price, and redemption price per share		$11.95
Class R3 shares
Net assets	$7,346,384
Shares outstanding	599,334
Net asset value, offering price, and redemption price per share		$12.26
Class R4 shares
Net assets	$2,167,220
Shares outstanding	174,102
Net asset value, offering price, and redemption price per share		$12.45
Class R5 shares
Net assets	$76,044
Shares outstanding	6,053
Net asset value, offering price, and redemption price per share		$12.56

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$253,879
Income on securities loaned	90,718
Interest	75,630
Total investment income		$420,227
Expenses
Management fee	$495,497
Distribution and service fees	410,600
Shareholder servicing costs	185,611
Administrative services fee	14,529
Retirement plan administration and services fees	8,875
Independent trustees’ compensation	1,369
Custodian fee	33,047
Shareholder communications	27,975
Auditing fees	23,423
Legal fees	1,270
Registration fees	68,903
Miscellaneous	11,020
Total expenses		$1,282,119
Fees paid indirectly	(4,176)
Reduction of expenses by investment adviser	(102,004)
Net expenses		$1,175,939
Net investment loss		$(755,712)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$7,522,285
Written option transactions	284,408
Foreign currency transactions	(8,404)
Net realized gain (loss) on investments and foreign currency transactions		$7,798,289
Change in unrealized appreciation (depreciation)
Investments	$(16,179,364)
Written options	42,530
Translation of assets and liabilities in foreign currencies	3,732
Net unrealized gain (loss) on investments and foreign currency translation		$(16,133,102)
Net realized and unrealized gain (loss) on investments and foreign currency		$(8,334,813)
Change in net assets from operations		$(9,090,525)

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/29/08 (unaudited)	Year ended 8/31/07
Change in net assets
From operations
Net investment loss	$(755,712)	$(1,356,650)
Net realized gain (loss) on investments and foreign currency transactions	7,798,289	30,957,159
Net unrealized gain (loss) on investments and foreign currency translation	(16,133,102)	1,794,428
Change in net assets from operations	$(9,090,525)	$31,394,937
Change in net assets from fund share transactions	$(393,428)	$(6,670,719)
Total change in net assets	$(9,483,953)	$24,724,218
Net assets
At beginning of period	126,815,371	102,091,153
At end of period (including accumulated net investment loss of $755,712 and $0, respectively)	$117,331,418	$126,815,371

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class A			2007	2006	2005	2004		2003

Net asset value, beginning of period	$13.34		$10.13	$8.84	$7.70	$8.30		$6.25
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.10)	$(0.11)	$(0.05)	$(0.10)		$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.82)		3.31	1.40	1.19	(0.50)		2.12
Total from investment operations	$(0.88)		$3.21	$1.29	$1.14	$(0.60)		$2.05
Net asset value, end of period	$12.46		$13.34	$10.13	$8.84	$7.70		$8.30
Total return (%) (r)(s)(t)	(6.60	)(n)	31.69	14.59	14.81	(7.23	)(b)	32.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.70	1.79	1.79	1.60		1.76
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.51	1.50		1.52
Net investment loss	(0.86	)(a)	(0.82)	(1.13)	(0.56)	(1.10)		(1.05)
Portfolio turnover	117		266	217	163	141		162
Net assets at end of period (000 Omitted)	$50,887		$56,598	$43,313	$48,945	$75,786		$101,059

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class B			2007	2006	2005	2004		2003

Net asset value, beginning of period	$12.74		$9.73	$8.55	$7.50	$8.13		$6.16
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.17)	$(0.17)	$(0.10)	$(0.15)		$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.78)		3.18	1.35	1.15	(0.48)		2.08
Total from investment operations	$(0.88)		$3.01	$1.18	$1.05	$(0.63)		$1.97
Net asset value, end of period	$11.86		$12.74	$9.73	$8.55	$7.50		$8.13
Total return (%) (r)(s)(t)	(6.91	)(n)	30.94	13.80	14.00	(7.75	)(b)	31.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.31	(a)	2.36	2.44	2.44	2.25		2.42
Expenses after expense reductions (f)	2.15	(a)	2.15	2.15	2.16	2.15		2.18
Net investment loss	(1.52	)(a)	(1.47)	(1.79)	(1.24)	(1.74)		(1.71)
Portfolio turnover	117		266	217	163	141		162
Net assets at end of period (000 Omitted)	$31,437		$38,540	$39,025	$43,765	$50,896		$61,353

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class C			2007	2006	2005	2004		2003

Net asset value, beginning of period	$12.72		$9.72	$8.54	$7.48	$8.12		$6.16
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.17)	$(0.17)	$(0.10)	$(0.15)		$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.78)		3.17	1.35	1.16	(0.49)		2.07
Total from investment operations	$(0.88)		$3.00	$1.18	$1.06	$(0.64)		$1.96
Net asset value, end of period	$11.84		$12.72	$9.72	$8.54	$7.48		$8.12
Total return (%) (r)(s)(t)	(6.92	)(n)	30.86	13.82	14.17	(7.88	)(b)	31.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.31	(a)	2.35	2.44	2.44	2.25		2.42
Expenses after expense reductions (f)	2.15	(a)	2.15	2.15	2.16	2.15		2.18
Net investment loss	(1.51	)(a)	(1.46)	(1.78)	(1.22)	(1.74)		(1.71)
Portfolio turnover	117		266	217	163	141		162
Net assets at end of period (000 Omitted)	$15,983		$16,064	$11,659	$12,414	$15,367		$20,210

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class I			2007	2006	2005	2004		2003

Net asset value, beginning of period	$13.74		$10.39	$9.04	$7.85	$8.43		$6.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.06)	$(0.08)	$0.01	$(0.06)		$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.84)		3.41	1.43	1.18	(0.52)		2.15
Total from investment operations	$(0.88)		$3.35	$1.35	$1.19	$(0.58)		$2.10
Net asset value, end of period	$12.86		$13.74	$10.39	$9.04	$7.85		$8.43
Total return (%) (r)(s)	(6.40	)(n)	32.24	14.93	15.16	(6.88	)(b)	33.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.35	1.43	1.44	1.26		1.41
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.16	1.16		1.17
Net investment income (loss)	(0.50	)(a)	(0.47)	(0.78)	0.17	(0.70)		(0.71)
Portfolio turnover	117		266	217	163	141		162
Net assets at end of period (000 Omitted)	$4,575		$4,180	$3,492	$3,384	$13,404		$4,179

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R			2007	2006	2005	2004		2003 (i)

Net asset value, beginning of period	$13.23		$10.06	$8.80	$7.67	$8.28		$6.16
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.12)	$(0.13)	$(0.07)	$(0.10)		$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		3.29	1.39	1.20	(0.51)		2.20
Total from investment operations	$(0.88)		$3.17	$1.26	$1.13	$(0.61)		$2.12
Net asset value, end of period	$12.35		$13.23	$10.06	$8.80	$7.67		$8.28
Total return (%) (r)(s)	(6.65	)(n)	31.51	14.32	14.73	(7.37	)(b)	34.42	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.87	1.93	1.94	1.76		1.88	(a)
Expenses after expense reductions (f)	1.65	(a)	1.65	1.65	1.66	1.66		1.64	(a)
Net investment loss	(1.02	)(a)	(0.99)	(1.28)	(0.79)	(1.21)		(1.22	)(a)
Portfolio turnover	117		266	217	163	141		162
Net assets at end of period (000 Omitted)	$1,255		$2,043	$3,047	$2,283	$1,266		$173

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$12.70		$9.72	$8.55	$8.01
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.19)	$(0.18)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.78)		3.17	1.35	0.61	(g)
Total from investment operations	$(0.88)		$2.98	$1.17	$0.54
Net asset value, end of period	$11.82		$12.70	$9.72	$8.55
Total return (%) (r)(s)	(6.93	)(n)	30.66	13.68	6.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.41	(a)	2.48	2.63	2.62	(a)
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.34	(a)
Net investment loss	(1.60	)(a)	(1.63)	(1.88)	(1.90	)(a)
Portfolio turnover	117		266	217	163
Net assets at end of period (000 Omitted)	$1,867		$1,235	$213	$64

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R2			2007	2006	2005 (i)

Net asset value, beginning of period	$12.82		$9.77	$8.56	$8.01
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.14)	$(0.15)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.79)		3.19	1.36	0.60	(g)
Total from investment operations	$(0.87)		$3.05	$1.21	$0.55
Net asset value, end of period	$11.95		$12.82	$9.77	$8.56
Total return (%) (r)(s)	(6.79	)(n)	31.22	14.14	6.87	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.13	2.33	2.32	(a)
Expenses after expense reductions (f)	1.82	(a)	1.90	1.90	2.04	(a)
Net investment loss	(1.16	)(a)	(1.16)	(1.52)	(1.60	)(a)
Portfolio turnover	117		266	217	163
Net assets at end of period (000 Omitted)	$1,738		$1,237	$367	$85

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R3			2007	2006	2005	2004 (i)

Net asset value, beginning of period	$13.14		$10.00	$8.76	$7.66	$8.79
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.13)	$(0.14)	$(0.09)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		3.27	1.38	1.19	(1.04)
Total from investment operations	$(0.88)		$3.14	$1.24	$1.10	$(1.13)
Net asset value, end of period	$12.26		$13.14	$10.00	$8.76	$7.66
Total return (%) (r)(s)	(6.70	)(n)	31.40	14.16	14.36	(12.86	)(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.98	2.18	2.19	2.01	(a)
Expenses after expense reductions (f)	1.75	(a)	1.80	1.80	1.91	1.91	(a)
Net investment loss	(1.10	)(a)	(1.07)	(1.41)	(1.07)	(1.47	)(a)
Portfolio turnover	117		266	217	163	141
Net assets at end of period (000 Omitted)	$7,346		$5,292	$800	$192	$132

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R4			2007	2006	2005 (i)

Net asset value, beginning of period	$13.33		$10.12	$8.85	$8.26
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.10)	$(0.14)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.82)		3.31	1.41	0.63	(g)
Total from investment operations	$(0.88)		$3.21	$1.27	$0.59
Net asset value, end of period	$12.45		$13.33	$10.12	$8.85
Total return (%) (r)(s)	(6.60	)(n)	31.72	14.35	7.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.70	1.84	1.82	(a)
Expenses after expense reductions (f)	1.50	(a)	1.55	1.55	1.54	(a)
Net investment loss	(0.84	)(a)	(0.76)	(1.18)	(1.10	)(a)
Portfolio turnover	117		266	217	163
Net assets at end of period (000 Omitted)	$2,167		$1,547	$113	$54

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R5			2007	2006	2005 (i)

Net asset value, beginning of period	$13.43		$10.17	$8.86	$8.26
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.07)	$(0.09)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.83)		3.33	1.40	0.63	(g)
Total from investment operations	$(0.87)		$3.26	$1.31	$0.60
Net asset value, end of period	$12.56		$13.43	$10.17	$8.86
Total return (%) (r)(s)	(6.48	)(n)	32.06	14.79	7.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.45	1.53	1.52	(a)
Expenses after expense reductions (f)	1.22	(a)	1.25	1.25	1.24	(a)
Net investment loss	(0.58	)(a)	(0.56)	(0.88)	(0.79	)(a)
Portfolio turnover	117		266	217	163
Net assets at end of period (000 Omitted)	$76		$81	$62	$54

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation against Global Research Analyst II, the Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, and Class R5 total returns for the year ended August 31, 2007 would have each been lower by approximately 0.56%
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Technology Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally

22

Notes to Financial Statements (unaudited) – continued

valued using an external pricing model that uses market data from an independent source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to

23

Notes to Financial Statements (unaudited) – continued

determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include written options and purchased options.

24

Notes to Financial Statements (unaudited) – continued

Written Options – The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received.

Written Option Transactions

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	12,849	1,493,104
Options closed	(5,581)	(980,901)
Options expired	(4,920)	(347,633)
Outstanding, end of period	2,348	$164,570

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower

25

Notes to Financial Statements (unaudited) – continued

default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At February 29, 2008, the value of securities loaned was $20,100,161. These loans were collateralized by cash of $20,109,893 and U.S. Treasury obligations of $596,821.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2008, is shown as a reduction of total expenses on the Statement of Operations.

26

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on September 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, derivative transactions and foreign currency transactions.

The fund declared no distributions for the year ended August 31, 2007.

27

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/08
Cost of investments	$153,520,026
Gross appreciation	$3,539,901
Gross depreciation	(19,806,395)
Net unrealized appreciation (depreciation)	$(16,266,494)

As of 8/31/07
Capital loss carryforwards	$(290,006,147)
Other temporary differences	237,950
Net unrealized appreciation (depreciation)	(87,130)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/08	$(5,483,255)
8/31/09	(113,374,272)
8/31/10	(91,793,756)
8/31/11	(74,891,618)
8/31/12	(4,463,246)
$(290,006,147)

The availability of a portion of the capital loss carryforwards, which were acquired on August 22, 2003 in connection with the MFS Global Telecommunications Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six

28

Notes to Financial Statements (unaudited) – continued

months ended February 29, 2008, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue through December 31, 2008 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended February 29, 2008, this reduction amounted to $101,711 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,687 for the six months ended February 29, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$102,667
Class B	0.75%	0.25%	1.00%	1.00%	184,385
Class C	0.75%	0.25%	1.00%	1.00%	88,909
Class R	0.25%	0.25%	0.50%	0.50%	3,540
Class R1 (c)	0.50%	0.25%	0.75%	0.75%	6,353
Class R2	0.25%	0.25%	0.50%	0.50%	4,108
Class R3	0.25%	0.25%	0.50%	0.50%	18,306
Class R4	—	0.25%	0.25%	0.25%	2,332
Total Distribution and Service Fees					$410,600

(c)	Effective March 1, 2008, the distribution fee rate for Class R1 shares will be 0.75% and the total distribution plan rate will be 1.00%.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2008 based on each class’ average daily net assets.

29

Notes to Financial Statements (unaudited) – continued

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2008, were as follows:

Amount
Class A	$120
Class B	$10,581
Class C	$1,671

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2008, the fee was $48,208, which equated to 0.0730% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $137,403. The fund may also pay shareholder servicing related costs directly to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.0220% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 29, 2008, the fund paid MFS an annual retirement plan administration and

30

Notes to Financial Statements (unaudited) – continued

services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/1/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	0.35%	$2,966
Class R2	0.25%	—	0.17%	1,358
Class R3	0.15%	—	0.10%	3,640
Class R4	0.15%	—	0.09%	882
Class R5	0.10%	—	0.07%	29
Total Retirement Plan Administration and Services Fees				$8,875

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008 the annual retirement plan administration and services fee will be eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $264. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $1,630. Both amounts are included in independent trustees’ compensation for the six months ended February 29, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $56,852 at February 29, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 29, 2008, the fee paid by the fund to Tarantino LLC was $541 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $293, which is shown as a reduction of total expenses in the Statement of

31

Notes to Financial Statements (unaudited) – continued

Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $152,780,644 and $149,815,959, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,756,061	$24,706,420	3,442,780	$41,496,726
Class B	181,062	2,371,995	421,660	4,813,524
Class C	317,778	4,209,258	437,671	5,063,349
Class I	445,622	6,592,288	165,126	2,024,322
Class R	52,363	721,624	110,132	1,325,272
Class R1	66,480	878,097	117,084	1,353,781
Class R2	68,316	883,586	102,083	1,194,966
Class R3	311,198	4,218,668	524,754	6,394,355
Class R4	67,432	909,562	154,810	1,893,456
	3,266,312	$45,491,498	5,476,100	$65,559,751
Shares reacquired
Class A	(1,914,963)	$(26,481,002)	(3,477,640)	$(42,197,715)
Class B	(555,980)	(7,314,406)	(1,406,387)	(16,189,416)
Class C	(231,069)	(2,885,397)	(374,649)	(4,293,791)
Class I	(394,039)	(5,826,202)	(196,959)	(2,409,326)
Class R	(105,155)	(1,461,468)	(258,793)	(3,124,742)
Class R1	(5,731)	(72,852)	(41,812)	(475,041)
Class R2	(19,379)	(253,568)	(43,177)	(516,713)
Class R3	(114,621)	(1,458,277)	(202,048)	(2,403,309)
Class R4	(9,453)	(131,754)	(49,880)	(620,417)
	(3,350,390)	$(45,884,926)	(6,051,345)	$(72,230,470)

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Net change
Class A	(158,902)	$(1,774,582)	(34,860)	$(700,989)
Class B	(374,918)	(4,942,411)	(984,727)	(11,375,892)
Class C	86,709	1,323,861	63,022	769,558
Class I	51,583	766,086	(31,833)	(385,004)
Class R	(52,792)	(739,844)	(148,661)	(1,799,470)
Class R1	60,749	805,245	75,272	878,740
Class R2	48,937	630,018	58,906	678,253
Class R3	196,577	2,760,391	322,706	3,991,046
Class R4	57,979	777,808	104,930	1,273,039
	(84,078)	$(393,428)	(575,245)	$(6,670,719)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 29, 2008, the fund’s commitment fee and interest expense were $339 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Subsequent Event

On October 23, 2007 the Board of Trustees approved, on or about April 18, 2008, the conversion of Class R shares and Class R2 shares into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 will be renamed Class R2, Class R3, and Class R4, respectively.

33

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Technology Fund, which was held on February 15, 2008, the following actions were taken:

Item 1. To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the fund.

Number of Dollars
For	975,815.69
Against	2,919.56
Abstain	678,549.65

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

35

MFS® Research International Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

2/29/08

RIF-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Top ten holdings
E.ON AG	2.9%
Nestle S.A.	2.8%
BHP Billiton PLC	2.6%
Total S.A.	2.5%
Royal Dutch Shell PLC, “A”	2.1%
UniCredito Italiano S.p.A.	2.0%
Roche Holding AG	1.9%
Barclays PLC	1.9%
Telefonica S.A.	1.9%
WPP Group PLC	1.8%

Equity sectors
Financial Services	25.0%
Utilities & Communications	10.8%
Energy	9.5%
Basic Materials	8.6%
Health Care	7.2%
Consumer Staples	7.1%
Technology	6.0%
Industrial Goods & Services	5.7%
Autos & Housing	5.0%
Retailing	4.5%
Special Products & Services	4.0%
Leisure	3.0%
Transportation	2.7%

Country weightings
Japan	15.5%
United Kingdom	15.4%
Germany	12.3%
France	10.6%
Switzerland	8.9%
Italy	4.2%
Netherlands	4.0%
Brazil	2.8%
Norway	2.7%
Other Countries	23.6%

Percentages are based on net assets as of 2/29/08.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2007 through February 29, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 through February 29, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/07	Ending Account Value 2/29/08	Expenses Paid During Period (p) 9/01/07-2/29/08
A	Actual	1.32%	$1,000.00	$964.89	$6.45
	Hypothetical (h)	1.32%	$1,000.00	$1,018.30	$6.62
B	Actual	1.97%	$1,000.00	$961.84	$9.61
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
C	Actual	1.97%	$1,000.00	$961.40	$9.61
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
I	Actual	0.97%	$1,000.00	$966.10	$4.74
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
W	Actual	1.07%	$1,000.00	$965.61	$5.23
	Hypothetical (h)	1.07%	$1,000.00	$1,019.54	$5.37
R	Actual	1.47%	$1,000.00	$964.15	$7.18
	Hypothetical (h)	1.47%	$1,000.00	$1,017.55	$7.37
R1	Actual	2.07%	$1,000.00	$960.95	$10.09
	Hypothetical (h)	2.07%	$1,000.00	$1,014.57	$10.37
R2	Actual	1.62%	$1,000.00	$963.17	$7.91
	Hypothetical (h)	1.62%	$1,000.00	$1,016.81	$8.12
R3	Actual	1.57%	$1,000.00	$963.54	$7.66
	Hypothetical (h)	1.57%	$1,000.00	$1,017.06	$7.87
R4	Actual	1.32%	$1,000.00	$964.65	$6.45
	Hypothetical (h)	1.32%	$1,000.00	$1,018.30	$6.62
R5	Actual	1.03%	$1,000.00	$965.81	$5.03
	Hypothetical (h)	1.03%	$1,000.00	$1,019.74	$5.17
529A	Actual	1.57%	$1,000.00	$963.78	$7.67
	Hypothetical (h)	1.57%	$1,000.00	$1,017.06	$7.87
529B	Actual	2.22%	$1,000.00	$960.19	$10.82
	Hypothetical (h)	2.22%	$1,000.00	$1,013.82	$11.12
529C	Actual	2.22%	$1,000.00	$960.64	$10.82
	Hypothetical (h)	2.22%	$1,000.00	$1,013.82	$11.12

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Table – continued

Effective January 1, 2008 the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee were terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.45%, 1.47%, 1.22% and 0.96% for Class R2, Class R3, Class R4 and Class R5 shares respectively. Actual expenses paid during the period would have been approximately $7.10, $7.20, $5.98, and $4.71 and the hypothetical expenses paid during the period would have been approximately $7.29, $7.39, $6.14 and $4.84 for Class R2, Class R3, Class R4 and Class R5 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee were terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.97%. The actual expenses paid during the period would have been approximately $9.64 and the hypothetical expenses paid during the period would have been approximately $9.90.

Effective April 1, 2008 the fund’s Class 529A, 529B, and 529C shares program manager fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratio would have been 1.42%, 2.07% and 2.07% for Class 529A, 529B and 529C shares, respectively. The actual expenses paid during the period would have been approximately $6.96, $10.12 and $10.13 and the hypothetical expenses paid during the period would have been approximately $7.14, $10.40 and $10.40 for Class 529A, Class 529B and Class 529C shares, respectively.

PORTFOLIO OF INVESTMENTS

2/29/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
Issuer	Shares/Par	Value ($)

Aerospace - 0.7%
Finmeccanica S.p.A. (l)	1,082,110	$33,279,238

Alcoholic Beverages - 1.8%
Diageo PLC	1,562,130	$31,917,197
Heineken N.V.	954,230	53,841,826

		$85,759,023
Apparel Manufacturers - 3.7%
Adidas AG (l)	1,320,920	$82,929,615
Billabong International Ltd. (l)	1,366,846	15,879,967
LVMH Moet Hennessy Louis Vuitton S.A. (l)	695,100	71,576,600

		$170,386,182
Automotive - 3.3%
Bayerische Motoren Werke AG (l)	764,600	$41,883,855
Bridgestone Corp.	2,322,500	38,011,805
Compagnie Generale des Etablissements Michelin (l)	370,940	36,561,280
Yamaha Motor Co. Ltd.	1,906,100	37,836,428

		$154,293,368
Biotechnology - 0.5%
Actelion Ltd. (a)(l)	427,747	$22,316,857

Broadcasting - 3.0%
Antena 3 de Television S.A. (l)	1,169,445	$16,116,336
Grupo Televisa S.A., ADR	1,645,130	36,192,860
WPP Group PLC	7,294,190	85,742,771

		$138,051,967
Brokerage & Asset Managers - 1.2%
Nomura Holdings, Inc.	3,543,600	$55,466,952

Business Services - 2.6%
Bunzl PLC	1,684,850	$23,154,420
Intertek Group PLC	1,085,300	19,224,346
JFE Shoji Holdings, Inc.	1,542,000	9,991,362
Mitsubishi Corp.	1,022,700	31,148,149

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Mitsui & Co. Ltd.	1,126,000	$24,401,452
Satyam Computer Services Ltd.	1,189,510	12,703,969

		$120,623,698
Chemicals - 0.3%
Makhteshim-Agan Industries Ltd. (a)	1,706,940	$14,270,989

Computer Software - 1.2%
SAP AG (l)	787,150	$37,507,051
Trend Micro, Inc.	582,000	19,969,585

		$57,476,636
Computer Software - Systems - 0.2%
HCL Technologies Ltd.	1,382,090	$9,387,241

Conglomerates - 1.4%
Siemens AG	525,520	$67,125,684

Construction - 1.7%
CRH PLC	838,700	$31,211,461
Geberit AG (l)	326,978	48,012,245

		$79,223,706
Consumer Goods & Services - 2.3%
Kao Corp.	1,548,000	$47,699,456
Kimberly-Clark de Mexico S.A. de C.V., “A”	5,211,050	21,521,824
Reckitt Benckiser Group PLC	733,670	39,718,422

		$108,939,702
Electrical Equipment - 2.1%
LS Industrial Systems Co. Ltd.	309,321	$18,068,607
OMRON Corp.	1,644,100	36,576,171
Schneider Electric S.A. (l)	365,070	41,547,277

		$96,192,055
Electronics - 4.4%
ARM Holdings PLC	1,850,205	$3,300,571
Funai Electric Co. Ltd. (l)	191,600	5,391,643
Hoya Corp. (l)	475,600	12,083,527
Konica Minolta Holdings, Inc.	1,666,000	23,627,559
Nippon Electric Glass Co. Ltd.	886,000	12,830,597
Ricoh Co. Ltd.	2,771,000	44,489,142
Royal Philips Electronics N.V.	897,760	35,109,636

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Samsung Electronics Co. Ltd.	44,320	$26,018,652
Taiwan Semiconductor Manufacturing Co. Ltd.	10,333,000	20,201,185
Venture Corp. Ltd.	2,980,000	21,440,132

		$204,492,644
Energy - Independent - 1.4%
INPEX Holdings, Inc.	2,813	$31,413,349
OMV AG	163,280	11,798,177
PTT Public Co. Ltd.	2,186,000	23,752,566

		$66,964,092
Energy - Integrated - 7.6%
OAO Gazprom, ADR	737,660	$37,279,954
Petroleo Brasileiro S.A., ADR	301,900	35,424,946
Royal Dutch Shell PLC, “A”	2,691,490	96,418,409
Statoil A.S.A.	2,280,520	69,799,384
TOTAL S.A. (l)	1,516,230	114,572,005

		$353,494,698
Food & Beverages - 3.0%
Nestle S.A.	271,942	$129,797,888
Nong Shim Co. Ltd.	43,442	8,847,169

		$138,645,057
Insurance - 2.5%
AXA (l)	2,373,800	$80,096,865
Old Mutual PLC	15,245,190	37,634,221

		$117,731,086
Internet - 0.2%
Universo Online S.A., IPS (a)	1,657,100	$8,330,830

Machinery & Tools - 2.9%
Bucyrus International, Inc., “A” (l)	658,373	$65,758,295
Glory LTD.	1,029,600	23,300,429
Komatsu Ltd. (l)	1,855,400	47,112,962

		$136,171,686
Major Banks - 14.5%
Australia & New Zealand Banking Group Ltd.	2,240,730	$45,198,590
Bank of Communications Ltd.	28,193,000	33,426,464
Barclays PLC	9,270,720	87,175,067
BNP Paribas	732,763	65,869,911

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
BOC Hong Kong Holdings Ltd.	18,594,000	$44,807,491
Credit Agricole S.A. (l)	1,092,624	29,730,009
DBS Group Holdings Ltd.	3,766,000	45,855,603
Deutsche Postbank AG (l)	202,720	19,536,292
Erste Bank der Oesterreichischen Sparkassen AG (l)	791,188	45,734,214
Royal Bank of Scotland Group PLC	4,314,810	32,540,524
Standard Bank Group Ltd.	1,482,734	18,653,220
Standard Chartered PLC	1,090,852	35,881,283
Sumitomo Mitsui Financial Group, Inc.	5,796	41,668,589
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	263,560	35,744,007
UniCredito Italiano S.p.A. (l)	12,632,720	92,711,231

		$674,532,495
Metals & Mining - 4.6%
BHP Billiton PLC	3,683,270	$118,808,364
Companhia Vale do Rio Doce	1,303,300	45,217,553
Steel Authority of India Ltd.	8,173,417	50,982,989

		$215,008,906
Natural Gas - Distribution - 1.0%
Gaz de France (l)	435,881	$25,026,336
Tokyo Gas Co. Ltd. (l)	4,240,390	19,014,015

		$44,040,351
Oil Services - 0.5%
Saipem S.p.A. (l)	607,590	$24,771,765

Other Banks & Diversified Financials - 5.8%
Aeon Credit Service Co. Ltd.	1,576,500	$22,878,612
Anglo Irish Bank Corp. PLC	3,621,553	51,232,188
Bank of Cyprus Public Co. Ltd.	2,563,337	30,886,057
CSU Cardsystem S.A. (a)	1,513,220	4,492,896
Fortis S.A./N.V.	1,556,300	34,308,998
Fortis S.A./N.V. (a)	1,067,260	16,214
Macquarie Group Ltd. (l)	683,870	33,290,922
UBS AG	1,388,046	45,388,501
Unione di Banche Italiane ScpA	1,970,207	46,285,373

		$268,779,761
Pharmaceuticals - 6.7%
Astellas Pharma, Inc.	759,800	$33,302,584
Bayer AG (l)	649,480	49,488,387
Merck KGaA	503,030	62,496,832
Novartis AG (l)	1,626,410	79,829,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Roche Holding AG (l)	450,690	$88,392,941

		$313,510,339
Precious Metals & Minerals - 0.5%
Paladin Resources Ltd. (a)(l)	4,346,574	$24,202,116

Railroad & Shipping - 1.1%
East Japan Railway Co.	6,307	$50,567,058

Real Estate - 1.0%
CapitaLand Ltd.	10,767,000	$47,453,287

Specialty Chemicals - 3.2%
Akzo Nobel N.V.	990,820	$72,606,319
Linde AG (l)	577,980	76,673,117

		$149,279,436
Specialty Stores - 0.8%
Kingfisher PLC	8,341,310	$21,487,951
NEXT PLC	571,350	14,489,530

		$35,977,481
Telecommunications - Wireless - 3.2%
America Movil S.A.B. de C.V., “L”, ADR	644,740	$38,980,980
MTN Group Ltd.	857,970	13,498,640
Rogers Communications, Inc., “B”	701,910	27,739,386
Vodafone Group PLC	20,745,510	66,619,391

		$146,838,397
Telephone Services - 3.1%
Telefonica S.A.	2,981,810	$86,374,163
Telenor A.S.A.	2,699,470	55,337,791

		$141,711,954
Trucking - 1.6%
TNT N.V.	571,830	$22,531,306
Yamato Holdings Co. Ltd. (l)	3,443,000	50,357,175

		$72,888,481
Utilities - Electric Power - 3.5%
E.ON AG (l)	709,400	$133,394,072
SUEZ S.A.	463,878	29,479,679

		$162,873,751
Total Common Stocks (Identified Cost, $4,358,160,813)		$4,611,058,969

Portfolio of Investments (unaudited) – continued

Short-Term Obligations - 0.5%
Issuer	Shares/Par	Value ($)

Deutsche Bank Financial LLC, 3.1%, due 3/03/08, at Amortized Cost and Value (y)	$22,286,000	$22,282,162

Collateral for Securities Loaned - 9.3%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	433,247,888	$433,247,888
Total Investments (Identified Cost, $4,813,690,863) (k)		$5,066,589,019

Other Assets, Less Liabilities - (8.9)%		(416,086,068)
Net Assets - 100.0%		$4,650,502,951

(a)	Non-income producing security.
(k)	As of February 29, 2008, the fund had 99 securities that were fair valued, aggregating $4,230,606,658 and 83.50% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value including $425,172,944 of securities on loan (identified cost, $4,813,690,863)	$5,066,589,019
Cash	754,374
Foreign currency, at value (identified cost, $19,147,214)	20,153,419
Receivable for investments sold	39,788,215
Receivable for fund shares sold	12,082,045
Interest and dividends receivable	9,219,793
Other assets	60,230
Total assets		$5,148,647,095
Liabilities
Payable for investments purchased	$49,368,778
Payable for fund shares reacquired	10,907,285
Collateral for securities loaned, at value (c)	433,247,888
Payable to affiliates
Management fee	199,890
Shareholder servicing costs	756,149
Distribution and service fees	57,993
Administrative services fee	3,235
Program manager fees	52
Retirement plan administration and services fees	169
Payable for independent trustees’ compensation	42,872
Accrued expenses and other liabilities	3,559,833
Total liabilities		$498,144,144
Net assets		$4,650,502,951
Net assets consist of
Paid-in capital	$4,337,977,339
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $2,451,084 deferred country tax)	251,697,697
Accumulated net realized gain (loss) on investments and foreign currency transactions	70,877,373
Accumulated distributions in excess of net investment income	(10,049,458)
Net assets		$4,650,502,951
Shares of beneficial interest outstanding		259,091,596

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$1,743,161,546
Shares outstanding	98,003,698
Net asset value per share		$17.79
Offering price per share (100 / 94.25 × net asset value per share)		$18.88
Class B shares
Net assets	$144,415,855
Shares outstanding	8,517,024
Net asset value and offering price per share		$16.96
Class C shares
Net assets	$191,081,541
Shares outstanding	11,351,581
Net asset value and offering price per share		$16.83
Class I shares
Net assets	$2,205,319,820
Shares outstanding	120,435,833
Net asset value, offering price, and redemption price per share		$18.31
Class W shares
Net assets	$11,550,738
Shares outstanding	650,401
Net asset value, offering price, and redemption price per share		$17.76
Class R shares
Net assets	$53,509,366
Shares outstanding	3,029,078
Net asset value, offering price, and redemption price per share		$17.67
Class R1 shares
Net assets	$8,418,599
Shares outstanding	506,203
Net asset value, offering price, and redemption price per share		$16.63
Class R2 shares
Net assets	$11,481,986
Shares outstanding	686,242
Net asset value, offering price, and redemption price per share		$16.73
Class R3 shares
Net assets	$44,835,121
Shares outstanding	2,580,410
Net asset value, offering price, and redemption price per share		$17.38

Statement of Assets and Liabilities (unaudited) – continued

Class R4 shares
Net assets	$67,894,674
Shares outstanding	3,838,912
Net asset value, offering price, and redemption price per share		$17.69
Class R5 shares
Net assets	$165,154,675
Shares outstanding	9,277,972
Net asset value, offering price, and redemption price per share		$17.80
Class 529A shares
Net assets	$2,083,453
Shares outstanding	118,406
Net asset value per share		$17.60
Offering price per share (100 / 94.25 × net asset value per share)		$18.67
Class 529B shares
Net assets	$707,106
Shares outstanding	42,492
Net asset value and offering price per share		$16.64
Class 529C shares
Net assets	$888,471
Shares outstanding	53,344
Net asset value and offering price per share		$16.66

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$33,098,512
Income on securities loaned	1,877,543
Interest	570,659
Foreign taxes withheld	(2,299,087)
Total investment income		$33,247,627
Expenses
Management fee	$18,594,370
Distribution and service fees	5,535,124
Program manager fees	4,641
Shareholder servicing costs	3,002,247
Administrative services fee	273,989
Retirement plan administration and services fees	141,264
Independent trustees’ compensation	29,428
Custodian fee	1,246,373
Shareholder communications	113,013
Auditing fees	25,298
Legal fees	36,314
Miscellaneous	269,449
Total expenses		$29,271,510
Reduction of expenses by investment adviser	(10,844)
Net expenses		$29,260,666
Net investment income		$3,986,961
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions (net of $5,127,081 country tax)	$144,176,782
Foreign currency transactions	(649,837)
Net realized gain (loss) on investments and foreign currency transactions		$143,526,945
Change in unrealized appreciation (depreciation)
Investments (net of $142,879 decrease in deferred country tax)	$(312,878,752)
Translation of assets and liabilities in foreign currencies	1,534,701
Net unrealized gain (loss) on investments and foreign currency translation		$(311,344,051)
Net realized and unrealized gain (loss) on investments and foreign currency		$(167,817,106)
Change in net assets from operations		$(163,830,145)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/08 (unaudited)	Year ended 8/31/07
From operations
Net investment income	$3,986,961	$59,454,793
Net realized gain (loss) on investments and foreign currency transactions	143,526,945	519,267,288
Net unrealized gain (loss) on investments and foreign currency translation	(311,344,051)	91,823,518
Change in net assets from operations	$(163,830,145)	$670,545,599
Distributions declared to shareholders
From net investment income
Class A	$(24,604,311)	$(16,967,603)
Class B	(1,030,603)	(1,072,793)
Class C	(1,739,242)	(1,096,339)
Class I	(37,355,589)	(24,753,020)
Class W	(216,508)	(24,752)
Class R	(604,448)	(787,598)
Class R1	(96,196)	(19,857)
Class R2	(122,398)	(14,104)
Class R3	(573,074)	(173,134)
Class R4	(977,680)	(225,637)
Class R5	(2,945,015)	(2,054,416)
Class 529A	(24,040)	(17,590)
Class 529B	(3,843)	(2,810)
Class 529C	(5,236)	(3,613)
From net realized gain on investments
Class A	(174,293,391)	(141,613,840)
Class B	(16,827,896)	(19,000,322)
Class C	(21,468,759)	(17,352,910)
Class I	(210,826,466)	(163,196,758)
Class W	(1,264,835)	(166,668)
Class R	(5,573,100)	(7,397,422)
Class R1	(852,985)	(244,118)
Class R2	(882,123)	(125,262)
Class R3	(4,444,628)	(1,606,783)
Class R4	(6,702,136)	(1,723,640)
Class R5	(17,627,647)	(14,271,300)
Class 529A	(205,867)	(171,280)
Class 529B	(62,050)	(44,384)
Class 529C	(95,300)	(75,790)
Total distributions declared to shareholders	$(531,425,366)	$(414,203,743)

Statements of Changes in Net Assets – continued

	Six months ended 2/29/08 (unaudited)	Year ended 8/31/07
Change in net assets from fund share transactions	$563,278,690	$1,060,147,793
Total change in net assets	$(131,976,821)	$1,316,489,649
Net assets
At beginning of period	4,782,479,772	3,465,990,123
At end of period (including accumulated distributions in excess of net investment income of $10,049,458 and undistributed net investment income of $56,261,764)	$4,650,502,951	$4,782,479,772

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$20.56		$19.44	$16.65	$14.25	$11.53	$10.78
Income (loss) from investment operations
Net investment income (d)	$ 0.00	(w)	$0.26	$0.19	$0.12	$0.10	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		3.03	4.08	3.04	2.63	0.71
Total from investment operations	$(0.50)		$3.29	$4.27	$3.16	$2.73	$0.75
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.23)	$(0.12)	$(0.08)	$(0.01)	$—
From net realized gain on investments	(1.99)		(1.94)	(1.36)	(0.68)	—	—
Total distributions declared to shareholders	$(2.27)		$(2.17)	$(1.48)	$(0.76)	$(0.01)	$—
Net asset value, end of period	$17.79		$20.56	$19.44	$16.65	$14.25	$11.53
Total return (%) (r)(s)(t)	(3.51	)(n)	17.82	27.18	22.67	23.65	6.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.34	1.43	1.52	1.61	1.80
Expenses after expense reductions (f)	1.32	(a)	1.34	1.43	1.55 (e)	1.67 (e)	1.75
Net investment income	0.05	(a)	1.28	1.06	0.80	0.75	0.36
Portfolio turnover	33		66	85	79	102	96
Net assets at end of period (000 Omitted)	$1,743,162		$1,813,833	$1,344,754	$958,878	$593,574	$387,732

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class B			2007	2006	2005		2004		2003

Net asset value, beginning of period	$19.61		$18.63	$16.02	$13.76		$11.19		$10.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.11	$0.07	$0.01		$0.02		$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.48)		2.92	3.93	2.93		2.55		0.68
Total from investment operations	$(0.54)		$3.03	$4.00	$2.94		$2.57		$0.65
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.11)	$(0.03)	$(0.00	)(w)	$—		$—
From net realized gain on investments	(1.99)		(1.94)	(1.36)	(0.68)		—		—
Total distributions declared to shareholders	$(2.11)		$(2.05)	$(1.39)	$(0.68)		$—		$—
Net asset value, end of period	$16.96		$19.61	$18.63	$16.02		$13.76		$11.19
Total return (%) (r)(s)(t)	(3.82	)(n)	17.08	26.36	21.77		22.97		6.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	1.99	2.08	2.17		2.25		2.45
Expenses after expense reductions (f)	1.97	(a)	1.99	2.08	2.20	(e)	2.31	(e)	2.40
Net investment income (loss)	(0.61	)(a)	0.55	0.40	0.08		0.12		(0.32)
Portfolio turnover	33		66	85	79		102		96
Net assets at end of period (000 Omitted)	$144,416		$185,670	$184,341	$141,515		$116,165		$88,177

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class C			2007	2006	2005	2004		2003

Net asset value, beginning of period	$19.52		$18.57	$15.98	$13.73	$11.17		$10.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.12	$0.07	$0.02	$0.02		$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.48)		2.89	3.92	2.92	2.54		0.68
Total from investment operations	$(0.54)		$3.01	$3.99	$2.94	$2.56		$0.65
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.12)	$(0.04)	$(0.01)	$—		$—
From net realized gain on investments	(1.99)		(1.94)	(1.36)	(0.68)	—		—
Total distributions declared to shareholders	$(2.15)		$(2.06)	$(1.40)	$(0.69)	$—		$—
Net asset value, end of period	$16.83		$19.52	$18.57	$15.98	$13.73		$11.17
Total return (%) (r)(s)(t)	(3.86	)(n)	17.05	26.38	21.84	22.92		6.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	1.99	2.08	2.17	2.25		2.45
Expenses after expense reductions (f)	1.97	(a)	1.99	2.08	2.20 (e)	2.31	(e)	2.40
Net investment income (loss)	(0.61	)(a)	0.62	0.41	0.13	0.15		(0.32)
Portfolio turnover	33		66	85	79	102		96
Net assets at end of period (000 Omitted)	$191,082		$200,491	$158,564	$109,347	$75,580		$46,022

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$21.14		$19.92	$17.02	$14.54	$11.75	$10.95
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.34	$0.26	$0.19	$0.16	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.53)		3.11	4.17	3.10	2.66	0.70
Total from investment operations	$(0.49)		$3.45	$4.43	$3.29	$2.82	$0.80
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.29)	$(0.17)	$(0.13)	$(0.03)	$—
From net realized gain on investments	(1.99)		(1.94)	(1.36)	(0.68)	—	—
Total distributions declared to shareholders	$(2.34)		$(2.23)	$(1.53)	$(0.81)	$(0.03)	$—
Net asset value, end of period	$18.31		$21.14	$19.92	$17.02	$14.54	$11.75
Total return (%) (r)(s)	(3.39	)(n)	18.27	27.61	23.09	24.05	7.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.99	1.08	1.17	1.26	1.45
Expenses after expense reductions (f)	0.97	(a)	0.99	1.08	1.20 (e)	1.32 (e)	1.40
Net investment income	0.40	(a)	1.64	1.41	1.18	1.18	0.95
Portfolio turnover	33		66	85	79	102	96
Net assets at end of period (000 Omitted)	$2,205,320		$2,210,257	$1,565,596	$851,484	$469,181	$232,328

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class W			2007	2006 (i)

Net asset value, beginning of period	$20.57		$19.45	$19.54
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.35	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.51)		3.00	(0.13	)(g)
Total from investment operations	$(0.48)		$3.35	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.29)	$—
From net realized gain on investments	(1.99)		(1.94)	—
Total distributions declared to shareholders	$(2.33)		$(2.23)	$—
Net asset value, end of period	$17.76		$20.57	$19.45
Total return (%) (r)(s)	(3.44	)(n)	18.15	(0.46	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.10	1.20	(a)
Expenses after expense reductions (f)	1.07	(a)	1.10	1.20	(a)
Net investment income	0.27	(a)	1.78	1.02	(a)
Portfolio turnover	33		66	85
Net assets at end of period (000 Omitted)	$11,551		$10,272	$1,033
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R			2007	2006	2005	2004	2003 (i)

Net asset value, beginning of period	$20.39		$19.29	$16.54	$14.20	$11.52	$10.32
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.22	$0.17	$0.11	$0.09	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		3.03	4.05	3.01	2.61	1.21
Total from investment operations	$(0.51)		$3.25	$4.22	$3.12	$2.70	$1.20
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.21)	$(0.11)	$(0.10)	$(0.02)	$—
From net realized gain on investments	(1.99)		(1.94)	(1.36)	(0.68)	—	—
Total distributions declared to shareholders	$(2.21)		$(2.15)	$(1.47)	$(0.78)	$(0.02)	$—
Net asset value, end of period	$17.67		$20.39	$19.29	$16.54	$14.20	$11.52
Total return (%) (r)(s)	(3.58	)(n)	17.70	26.98	22.40	23.50	11.63	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.49	1.58	1.66	1.75	1.95	(a)
Expenses after expense reductions (f)	1.47	(a)	1.49	1.58	1.69 (e)	1.81 (e)	1.90	(a)
Net investment income (loss)	(0.10	)(a)	1.11	0.95	0.73	0.69	(0.09	)(a)
Portfolio turnover	33		66	85	79	102	96
Net assets at end of period (000 Omitted)	$53,509		$69,152	$69,507	$44,300	$19,596	$4,810

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$19.38		$18.49	$16.02	$15.07
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.12	$0.11	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.47)		2.87	3.84	0.92
Total from investment operations	$(0.54)		$2.99	$3.95	$0.95
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.16)	$(0.12)	$—
From net realized gain on investments	(1.99)		(1.94)	(1.36)	—
Total distributions declared to shareholders	$(2.21)		$(2.10)	$(1.48)	$—
Net asset value, end of period	$16.63		$19.38	$18.49	$16.02
Total return (%) (r)(s)	(3.90	)(n)	17.00	26.12	6.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.14	2.26	2.36	(a)
Expenses after expense reductions (f)	2.07	(a)	2.09	2.16	2.39	(a)(e)
Net investment income (loss)	(0.71	)(a)	0.64	0.65	0.46	(a)
Portfolio turnover	33		66	85	79
Net assets at end of period (000 Omitted)	$8,419		$5,441	$2,027	$171

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R2			2007	2006	2005 (i)

Net asset value, beginning of period	$19.49		$18.59	$16.04	$15.07
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.19	$0.14	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.47)		2.87	3.89	0.91
Total from investment operations	$(0.49)		$3.06	$4.03	$0.97
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.22)	$(0.12)	$—
From net realized gain on investments	(1.99)		(1.94)	(1.36)	—
Total distributions declared to shareholders	$(2.27)		$(2.16)	$(1.48)	$—
Net asset value, end of period	$16.73		$19.49	$18.59	$16.04
Total return (%) (r)(s)	(3.68	)(n)	17.34	26.63	6.44	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.80	1.96	2.04	(a)
Expenses after expense reductions (f)	1.62	(a)	1.75	1.82	2.07	(a)(e)
Net investment income (loss)	(0.26	)(a)	1.03	0.83	1.12	(a)
Portfolio turnover	33		66	85	79
Net assets at end of period (000 Omitted)	$11,482		$5,073	$1,021	$178

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R3			2007	2006	2005	2004 (i)

Net asset value, beginning of period	$20.14		$19.11	$16.43	$14.16	$12.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.22	$0.15	$0.11	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)		2.96	4.01	2.96	1.46
Total from investment operations	$(0.51)		$3.18	$4.16	$3.07	$1.48
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.21)	$(0.12)	$(0.12)	$(0.03)
From net realized gain on investments	(1.99)		(1.94)	(1.36)	(0.68)	—
Total distributions declared to shareholders	$(2.25)		$(2.15)	$(1.48)	$(0.80)	$(0.03)
Net asset value, end of period	$17.38		$20.14	$19.11	$16.43	$14.16
Total return (%) (r)(s)	(3.65	)(n)	17.50	26.79	22.13	11.69	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.69	1.82	1.92	2.01	(a)
Expenses after expense reductions (f)	1.57	(a)	1.64	1.73	1.95 (e)	2.07	(a)(e)
Net investment income (loss)	(0.21	)(a)	1.13	0.83	0.74	0.18	(a)
Portfolio turnover	33		66	85	79	102
Net assets at end of period (000 Omitted)	$44,835		$36,143	$13,799	$2,357	$431

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R4			2007	2006	2005 (i)

Net asset value, beginning of period	$20.47		$19.39	$16.65	$15.62
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.31	$0.25	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		2.96	4.00	0.91
Total from investment operations	$(0.50)		$3.27	$4.25	$1.03
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.25)	$(0.15)	$—
From net realized gain on investments	(1.99)		(1.94)	(1.36)	—
Total distributions declared to shareholders	$(2.28)		$(2.19)	$(1.51)	$—
Net asset value, end of period	$17.69		$20.47	$19.39	$16.65
Total return (%) (r)(s)	(3.53	)(n)	17.78	27.07	6.59	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.39	1.47	1.55	(a)
Expenses after expense reductions (f)	1.32	(a)	1.39	1.47	1.58	(a)(e)
Net investment income	0.04	(a)	1.54	1.42	1.79	(a)
Portfolio turnover	33		66	85	79
Net assets at end of period (000 Omitted)	$67,895		$64,332	$12,796	$53

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R5			2007	2006	2005 (i)

Net asset value, beginning of period	$20.60		$19.47	$16.67	$15.62
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.32	$0.33	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.51)		3.03	3.99	0.91
Total from investment operations	$(0.48)		$3.35	$4.32	$1.05
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.28)	$(0.16)	$—
From net realized gain on investments	(1.99)		(1.94)	(1.36)	—
Total distributions declared to shareholders	$(2.32)		$(2.22)	$(1.52)	$—
Net asset value, end of period	$17.80		$20.60	$19.47	$16.67
Total return (%) (r)(s)	(3.42	)(n)	18.13	27.50	6.72	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.09	1.17	1.25	(a)
Expenses after expense reductions (f)	1.03	(a)	1.09	1.17	1.28	(a)(e)
Net investment income	0.32	(a)	1.56	1.82	2.09	(a)
Portfolio turnover	33		66	85	79
Net assets at end of period (000 Omitted)	$165,155		$178,238	$109,993	$53

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$20.34		$19.27	$16.53	$14.18	$11.50	$10.78
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.20	$0.16	$0.10	$0.08	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		3.01	4.04	3.01	2.61	0.69
Total from investment operations	$(0.52)		$3.21	$4.20	$3.11	$2.69	$0.72
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.20)	$(0.10)	$(0.08)	$(0.01)	$—
From net realized gain on investments	(1.99)		(1.94)	(1.36)	(0.68)	—	—
Total distributions declared to shareholders	$(2.22)		$(2.14)	$(1.46)	$(0.76)	$(0.01)	$—
Net asset value, end of period	$17.60		$20.34	$19.27	$16.53	$14.18	$11.50
Total return (%) (r)(s)(t)	(3.62	)(n)	17.51	26.86	22.35	23.39	6.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.59	1.68	1.76	1.85	2.05
Expenses after expense reductions (f)	1.57	(a)	1.59	1.68	1.79 (e)	1.91 (e)	2.00
Net investment income (loss)	(0.20	)(a)	1.01	0.88	0.65	0.62	0.30
Portfolio turnover	33		66	85	79	102	96
Net assets at end of period (000 Omitted)	$2,083		$2,060	$1,552	$760	$332	$112

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529B			2007	2006	2005	2004		2003

Net asset value, beginning of period	$19.31		$18.43	$15.88	$13.68	$11.17		$10.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$0.08	$0.03	$(0.02)	$(0.00	)(w)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.48)		2.86	3.89	2.91	2.51		0.68
Total from investment operations	$(0.56)		$2.94	$3.92	$2.89	$2.51		$0.63
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.12)	$(0.01)	$(0.01)	$—		$—
From net realized gain on investments	(1.99)		(1.94)	(1.36)	(0.68)	—		—
Total distributions declared to shareholders	$(2.11)		$(2.06)	$(1.37)	$(0.69)	$—		$—
Net asset value, end of period	$16.64		$19.31	$18.43	$15.88	$13.68		$11.17
Total return (%) (r)(s)(t)	(3.98	)(n)	16.78	26.06	21.54	22.47		5.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.24	2.33	2.42	2.50		2.70
Expenses after expense reductions (f)	2.22	(a)	2.24	2.33	2.45 (e)	2.56	(e)	2.65
Net investment income (loss)	(0.84	)(a)	0.42	0.15	(0.13)	(0.03)		(0.43)
Portfolio turnover	33		66	85	79	102		96
Net assets at end of period (000 Omitted)	$707		$581	$356	$174	$110		$41

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529C			2007	2006		2005	2004		2003

Net asset value, beginning of period	$19.31		$18.40	$15.86		$13.66	$11.14		$10.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$0.08	$0.03		$(0.01)	$(0.00	)(w)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.47)		2.86	3.87		2.90	2.52		0.66
Total from investment operations	$(0.55)		$2.94	$3.90		$2.89	$2.52		$0.62
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.09)	$(0.00	)(w)	$(0.01)	$—		$—
From net realized gain on investments	(1.99)		(1.94)	(1.36)		(0.68)	—		—
Total distributions declared to shareholders	$(2.10)		$(2.03)	$(1.36)		$(0.69)	$—		$—
Net asset value, end of period	$16.66		$19.31	$18.40		$15.86	$13.66		$11.14
Total return (%) (r)(s)(t)	(3.94	)(n)	16.79	25.98		21.53	22.62		5.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.24	2.33		2.42	2.49		2.70
Expenses after expense reductions (f)	2.22	(a)	2.24	2.33		2.45 (e)	2.55	(e)	2.65
Net investment income (loss)	(0.86	)(a)	0.40	0.16		(0.07)	(0.02)		(0.36)
Portfolio turnover	33		66	85		79	102		96
Net assets at end of period (000 Omitted)	$888		$938	$650		$454	$280		$81

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(e)	Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5) and May 1, 2006 (Class W) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research International Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other

Notes to Financial Statements (unaudited) – continued

market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Notes to Financial Statements (unaudited) – continued

Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Notes to Financial Statements (unaudited) – continued

At February 29, 2008, the value of securities loaned was $425,172,944. These loans were collateralized by cash of $433,247,888 and U.S. Treasury obligations of $12,099,957.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended February 29, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on September 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty

Notes to Financial Statements (unaudited) – continued

charges on underpaid taxes associated with its taxes positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

8/31/07
Ordinary income (including any short-term capital gains)	$214,389,394
Long-term capital gain	199,814,349
Total distributions	$414,203,743

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/08
Cost of investments	$4,817,605,770
Gross appreciation	572,717,498
Gross depreciation	(323,734,249)
Net unrealized appreciation (depreciation)	$248,983,249

As of 8/31/07
Undistributed ordinary income	197,395,067
Undistributed long-term capital gain	251,952,279
Other temporary differences	(3,571,103)
Net unrealized appreciation (depreciation)	562,004,880

The aggregate cost above includes prior fiscal year end tax adjustments.

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.0 billion of average daily net assets	0.90%
Next $1.0 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.0 billion	0.70%

The management fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.76% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue through December 31, 2008 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended February 29, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $81,551 and $1,310 for the six months ended February 29, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$3,211,876
Class B	0.75%	0.25%	1.00%	1.00%	857,592
Class C	0.75%	0.25%	1.00%	1.00%	1,047,191
Class W	0.10%	—	0.10%	0.10%	6,167
Class R	0.25%	0.25%	0.50%	0.50%	151,492
Class R1 (c)	0.50%	0.25%	0.75%	0.75%	29,597
Class R2	0.25%	0.25%	0.50%	0.50%	22,934
Class R3	0.25%	0.25%	0.50%	0.50%	109,258
Class R4	—	0.25%	0.25%	0.25%	87,375
Class 529A	0.25%	0.25%	0.50%	0.35%	3,727
Class 529B	0.75%	0.25%	1.00%	1.00%	3,200
Class 529C	0.75%	0.25%	1.00%	1.00%	4,715
Total Distribution and Service Fees					$5,535,124

(c)	Effective March 1, 2008, the distribution fee rate for Class R1 shares will be 0.75% and the total distribution plan rate will be 1.00%.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2008 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2008, were as follows:

Amount
Class A	$1,605
Class B	81,506
Class C	13,011
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund’s 529

Notes to Financial Statements (unaudited) – continued

share classes. Effective April 1, 2008, the fee will be 0.10%. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 29, 2008, were as follows:

Amount
Class 529A	$2,662
Class 529B	800
Class 529C	1,179
Total Program Manager Fees	$4,641

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2008, the fee was $739,381, which equated to 0.0303% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,484,185. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 29, 2008, these costs for the fund amounted to $668,069 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.0112% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 29, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/1/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	0.35%	$13,812
Class R2	0.25%	—	0.15%	6,857
Class R3	0.15%	—	0.10%	21,762
Class R4	0.15%	—	0.10%	35,591
Class R5	0.10%	—	0.07%	63,242
Total Retirement Plan Administration and Services Fees				$141,264

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008, the annual retirement plan administration and services fee will be eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in an expense of $268. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $4,337. Both amounts are included in independent trustees’ compensation for the six months ended February 29, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $31,147 at February 29, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the

Notes to Financial Statements (unaudited) – continued

funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 29, 2008, the fee paid by the fund to Tarantino LLC was $19,597 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $10,844, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,708,452,769 and $1,616,288,257 respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	24,302,420	$490,589,439	41,290,726	$828,064,496
Class B	755,345	14,481,649	2,473,005	47,089,337
Class C	2,126,978	40,848,875	3,435,528	65,446,773
Class I	10,810,618	221,089,810	22,548,390	461,671,400
Class W	299,490	5,967,470	494,011	10,111,792
Class R	905,230	18,148,195	1,997,921	39,719,864
Class R1	247,947	4,839,111	338,647	6,374,881
Class R2	416,115	7,986,128	299,623	5,755,095
Class R3	945,872	19,172,837	2,178,813	42,475,221
Class R4	908,276	18,448,780	3,750,623	74,887,435
Class R5	1,654,409	33,056,712	5,937,198	122,889,097
Class 529A	12,588	245,681	22,711	448,508
Class 529B	9,759	176,405	9,906	186,302
Class 529C	2,551	48,642	17,209	324,653
	43,397,598	$875,099,734	84,794,311	$1,705,444,854

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	6,971,061	$137,469,349	5,693,646	$108,520,893
Class B	794,912	14,968,201	925,952	16,907,887
Class C	787,794	14,723,865	693,004	12,598,814
Class I	11,742,365	238,252,551	9,490,387	185,442,163
Class W	71,572	1,408,544	9,678	184,179
Class R	252,655	4,949,508	395,201	7,477,210
Class R1	51,391	949,181	14,617	263,975
Class R2	54,123	1,004,521	7,691	139,366
Class R3	260,390	5,017,702	95,132	1,779,917
Class R4	391,627	7,679,816	102,687	1,948,996
Class R5	1,043,238	20,572,662	856,467	16,324,252
Class 529A	11,618	226,793	9,998	188,870
Class 529B	3,563	65,893	2,620	47,194
Class 529C	5,435	100,536	4,406	79,403
	22,441,744	$447,389,122	18,301,486	$351,903,119
Shares reacquired
Class A	(21,480,259)	$(438,733,044)	(27,955,365)	$(564,150,425)
Class B	(2,500,003)	(47,920,123)	(3,825,976)	(73,747,481)
Class C	(1,833,222)	(33,354,753)	(2,398,809)	(46,114,718)
Class I	(6,682,258)	(141,532,576)	(6,070,791)	(124,341,917)
Class W	(220,141)	(3,797,459)	(57,320)	(1,161,073)
Class R	(1,520,878)	(31,371,346)	(2,604,111)	(52,324,973)
Class R1	(73,876)	(1,337,168)	(182,138)	(3,391,715)
Class R2	(44,234)	(817,954)	(102,033)	(1,918,796)
Class R3	(420,665)	(8,100,678)	(1,201,203)	(23,239,351)
Class R4	(604,197)	(11,998,257)	(1,370,125)	(27,115,497)
Class R5	(2,073,079)	(40,024,750)	(3,790,821)	(79,261,374)
Class 529A	(7,047)	(142,702)	(12,022)	(238,045)
Class 529B	(922)	(16,628)	(1,755)	(33,696)
Class 529C	(3,193)	(62,728)	(8,388)	(161,119)
	(37,463,974)	$(759,210,166)	(49,580,857)	$(997,200,180)
Net change
Class A	9,793,222	$189,325,744	19,029,007	$372,434,964
Class B	(949,746)	(18,470,273)	(427,019)	(9,750,257)
Class C	1,081,550	22,217,987	1,729,723	31,930,869
Class I	15,870,725	317,809,785	25,967,986	522,771,646
Class W	150,921	3,578,555	446,369	9,134,898
Class R	(362,993)	(8,273,643)	(210,989)	(5,127,899)
Class R1	225,462	4,451,124	171,126	3,247,141
Class R2	426,004	8,172,695	205,281	3,975,665
Class R3	785,597	16,089,861	1,072,742	21,015,787
Class R4	695,706	14,130,339	2,483,185	49,720,934
Class R5	624,568	13,604,624	3,002,844	59,951,975
Class 529A	17,159	329,772	20,687	399,333
Class 529B	12,400	225,670	10,771	199,800
Class 529C	4,793	86,450	13,227	242,937
	28,375,368	$ 563,278,690	53,514,940	$1,060,147,793

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Aggressive Allocation Fund, were the owners of record of approximately 19%, 8%, 5%, and 3%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Conservative Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 29, 2008, the fund’s commitment fee and interest expense were $11,835 and $10,678, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Subsequent Event

On October 23, 2007 the Board of Trustees approved, on or about April 18, 2008, the conversion of Class R shares and Class R2 shares into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 will be renamed Class R2, Class R3, and Class R4, respectively.

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Research International Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the fund.

Number of Dollars
For	4,933,926.29
Against	7,225.15
Abstain	595,906.29

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

MFS® New Discovery Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

2/29/08

NDF-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top ten holdings
NICE Systems Ltd., ADR	2.5%
Corporate Executive Board Co.	2.3%
North American Energy Partners, Inc.	2.1%
MWI Veterinary Supply, Inc.	2.1%
Quanta Services, Inc.	2.0%
IDEXX Laboratories, Inc.	1.9%
Nuance Communications, Inc.	1.9%
Panera Bread Co. “A”	1.8%
Hittite Microwave Corp.	1.8%
Advanced Medical Optics, Inc.	1.7%

Equity sectors
Health Care	23.8%
Technology	19.3%
Leisure	11.4%
Industrial Goods & Services	8.9%
Retailing	8.1%
Special Products & Services	7.7%
Energy	6.3%
Basic Materials	3.8%
Autos & Housing	3.6%
Consumer Staples	3.2%
Financial Services	2.0%
Utilities & Communications	0.9%
Transportation	0.6%

Percentages are based on net assets as of 2/29/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2007 through February 29, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 through February 29, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/07	Ending Account Value 2/29/08	Expenses Paid During Period (p) 9/01/07-2/29/08
A	Actual	1.56%	$1,000.00	$866.03	$7.24
	Hypothetical (h)	1.56%	$1,000.00	$1,017.11	$7.82
B	Actual	2.20%	$1,000.00	$862.94	$10.19
	Hypothetical (h)	2.20%	$1,000.00	$1,013.92	$11.02
C	Actual	2.21%	$1,000.00	$863.60	$10.24
	Hypothetical (h)	2.21%	$1,000.00	$1,013.87	$11.07
I	Actual	1.21%	$1,000.00	$867.72	$5.62
	Hypothetical (h)	1.21%	$1,000.00	$1,018.85	$6.07
R	Actual	1.69%	$1,000.00	$865.17	$7.84
	Hypothetical (h)	1.69%	$1,000.00	$1,016.46	$8.47
R1	Actual	2.32%	$1,000.00	$862.94	$10.75
	Hypothetical (h)	2.32%	$1,000.00	$1,013.33	$11.61
R2	Actual	1.87%	$1,000.00	$864.63	$8.67
	Hypothetical (h)	1.87%	$1,000.00	$1,015.56	$9.37
R3	Actual	1.81%	$1,000.00	$865.23	$8.39
	Hypothetical (h)	1.81%	$1,000.00	$1,015.86	$9.07
R4	Actual	1.56%	$1,000.00	$866.34	$7.24
	Hypothetical (h)	1.56%	$1,000.00	$1,017.11	$7.82
R5	Actual	1.28%	$1,000.00	$867.32	$5.94
	Hypothetical (h)	1.28%	$1,000.00	$1,018.50	$6.42
529A	Actual	1.81%	$1,000.00	$865.35	$8.39
	Hypothetical (h)	1.81%	$1,000.00	$1,015.86	$9.07
529B	Actual	2.46%	$1,000.00	$862.27	$11.39
	Hypothetical (h)	2.46%	$1,000.00	$1,012.63	$12.31
529C	Actual	2.46%	$1,000.00	$861.80	$11.39
	Hypothetical (h)	2.46%	$1,000.00	$1,012.63	$12.31

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee were terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.70%, 1.71%, 1.46% and 1.21% for Class R2, Class R3, Class R4 and Class R5 shares, respectively.

4

Expense Table – continued

The actual expenses paid during the period would have been approximately $7.91, $7.96, $6.80, and $5.64 and the hypothetical expenses paid during the period would have been approximately $8.55, $8.60, $7.34 and $6.09 for Class R2, Class R3, Class R4 and Class R5 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee were terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 2.22%. The actual expenses paid during the period would have been approximately $10.32 and the hypothetical expenses paid during the period would have been approximately $11.15.

Effective April 1, 2008 the fund’s Class 529A, 529B, and 529C shares program manager fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratio would have been 1.66%, 2.31% and 2.31% for Class 529A, 529B and 529C shares, respectively. The actual expenses paid during the period would have been approximately $7.73, $10.73 and $10.73 and the hypothetical expenses paid during the period would have been approximately $8.35, $11.60 and $11.60 for Class 529A, Class 529B and Class 529C shares, respectively.

5

PORTFOLIO OF INVESTMENTS

2/29/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.6%
Issuer	Shares/Par	Value ($)

Airlines - 0.6%
Allegiant Travel Co. (a)	118,180	$3,215,672

Alcoholic Beverages - 0.2%
Castle Brands, Inc. (a)(l)	176,180	$315,362
Castle Brands, Inc. (a)(z)	277,200	496,188

		$811,550
Apparel Manufacturers - 0.9%
Quiksilver, Inc. (a)	552,190	$4,969,710

Automotive - 0.8%
LKQ Corp. (a)	195,680	$4,156,243

Biotechnology - 1.6%
Millipore Corp. (a)	98,670	$6,897,033
Nanosphere, Inc. (a)	157,410	1,456,043

		$8,353,076
Brokerage & Asset Managers - 0.9%
HFF, Inc., “A” (a)(l)	323,660	$2,369,191
KBW, Inc. (a)(l)	64,300	1,380,521
Thomas Weisel Partners Group (a)	154,330	1,358,104

		$5,107,816
Business Services - 6.2%
Ata, Inc., ADR (a)	150,870	$1,564,522
Concur Technologies, Inc. (a)(l)	78,940	2,308,206
Constant Contact, Inc. (a)(l)	151,050	2,688,690
Corporate Executive Board Co. (l)	300,730	12,212,645
CoStar Group, Inc. (a)(l)	155,680	6,463,834
Enernoc, Inc. (a)(l)	75,200	1,111,456
iGate Corp. (a)(l)	427,928	3,389,190
Syntel, Inc. (l)	129,620	3,529,553

		$33,268,096
Chemicals - 0.7%
Nalco Holding Co.	177,880	$3,842,208

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 2.9%
ACI Worldwide, Inc. (a)(l)	480,825	$8,491,370
CommVault Systems, Inc. (a)	260,850	3,651,900
Guidance Software, Inc. (a)	234,485	2,527,748
Netsuite, Inc. (a)	57,100	1,200,242

		$15,871,260
Computer Software - Systems - 0.9%
Deltek, Inc. (a)	216,220	$2,778,427
PROS Holdings, Inc. (a)	175,960	2,275,163

		$5,053,590
Construction - 2.8%
Dayton Superior Corp. (a)(l)	392,240	$1,529,736
M.D.C. Holdings, Inc.	184,940	7,745,287
Pulte Homes, Inc.	424,590	5,748,949

		$15,023,972
Consumer Goods & Services - 3.1%
Central Garden & Pet Co., “A” (a)(l)	1,370,270	$6,029,188
Knot, Inc. (a)(l)	292,350	3,376,643
New Oriental Education & Technology Group, Inc., ADR (a)(l)	76,630	4,777,881
Physicians Formula Holdings, Inc. (a)	341,750	2,692,990

		$16,876,702
Electrical Equipment - 0.5%
Itron, Inc. (a)	30,600	$2,917,098

Electronics - 6.3%
ARM Holdings PLC	4,946,210	$8,823,518
ATMI, Inc. (a)	147,500	4,032,650
Hittite Microwave Corp. (a)	289,610	9,588,987
Intersil Corp., “A”	274,360	6,384,357
MathStar, Inc. (a)	437,040	249,113
PLX Technology, Inc. (a)(l)	242,750	1,568,165
Silicon Laboratories, Inc. (a)	101,420	3,138,949

		$33,785,739
Energy - Independent - 3.2%
EXCO Resources, Inc. (a)	408,790	$7,092,507
Goodrich Petroleum Corp. (a)(l)	207,550	5,008,182
Kodiak Oil & Gas Corp. (a)	956,040	2,112,848
Sandridge Energy, Inc. (a)	73,710	2,774,444

		$16,987,981

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 4.1%
North American Energy Partners, Inc. (a)	695,160	$11,525,753
Quanta Services, Inc. (a)(l)	446,569	10,664,068

		$22,189,821
Food & Beverages - 1.4%
Diamond Foods, Inc.	248,249	$4,071,284
Hain Celestial Group, Inc. (a)	126,220	3,407,940

		$7,479,224
Food & Drug Stores - 0.4%
Susser Holdings Corp. (a)	82,660	$2,002,025

Forest & Paper Products - 1.2%
Universal Forest Products, Inc. (l)	236,770	$6,577,471

Gaming & Lodging - 2.2%
Pinnacle Entertainment, Inc. (a)	274,700	$4,301,802
WMS Industries, Inc. (a)(l)	205,530	7,803,974

		$12,105,776
General Merchandise - 2.7%
99 Cents Only Stores (a)(l)	682,770	$6,342,933
Stage Stores, Inc.	630,615	7,983,586

		$14,326,519
Internet - 2.7%
Dealertrack Holdings, Inc. (a)(l)	290,650	$5,949,606
Omniture, Inc. (a)	128,570	2,954,539
TechTarget, Inc. (a)	469,230	5,452,453

		$14,356,598
Leisure & Toys - 1.1%
THQ, Inc. (a)(l)	306,324	$5,731,322

Machinery & Tools - 3.4%
Bucyrus International, Inc., “A”	51,170	$5,110,860
Polypore International, Inc. (a)	516,260	9,277,192
Ritchie Bros. Auctioneers, Inc.	55,100	3,945,711

		$18,333,763
Medical & Health Technology & Services - 6.7%
Animal Health International, Inc. (a)	191,600	$2,019,464
Healthcare Services Group, Inc. (l)	288,910	5,714,640

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
IDEXX Laboratories, Inc. (a)	182,990	$10,150,455
Medassets, Inc. (a)	215,640	3,916,022
MWI Veterinary Supply, Inc. (a)	318,640	11,098,231
VCA Antech, Inc. (a)	103,840	3,334,302

		$36,233,114
Medical Equipment - 15.1%
ABIOMED, Inc. (a)(l)	343,620	$4,913,766
Advanced Medical Optics, Inc. (a)(l)	408,660	9,350,141
Align Technology, Inc. (a)(l)	314,170	3,880,000
AngioDynamics, Inc. (a)	256,003	4,244,530
Aspect Medical Systems, Inc. (a)(l)	567,243	7,073,520
AtriCure, Inc. (a)	212,740	2,531,606
Conceptus, Inc. (a)(l)	529,150	9,027,299
Cooper Cos., Inc.	151,030	5,163,716
Dexcom, Inc. (a)(l)	284,700	2,098,239
Immucor, Inc. (a)	145,210	4,327,258
Insulet Corp. (a)(l)	179,420	3,073,465
Mindray Medical International Ltd., ADR	110,180	4,043,606
NxStage Medical, Inc. (a)(l)	628,080	3,718,234
ResMed, Inc. (a)(l)	169,530	6,864,270
Somanetics Corp. (a)	133,528	3,710,743
Thoratec Corp. (a)(l)	510,440	7,406,484

		$81,426,877
Metals & Mining - 1.9%
Cameco Corp.	110,600	$4,341,050
Century Aluminum Co. (a)(l)	88,340	5,841,924

		$10,182,974
Network & Telecom - 3.8%
Cavium Networks, Inc. (a)	131,470	$1,869,503
NICE Systems Ltd., ADR (a)	416,938	13,458,759
Polycom, Inc. (a)	184,490	4,021,882
Sonus Networks, Inc. (a)(l)	315,660	1,047,991

		$20,398,135
Oil Services - 3.1%
Dresser-Rand Group, Inc. (a)	162,330	$5,530,583
Exterran Holdings, Inc. (a)(l)	121,950	8,493,818
Natural Gas Services Group, Inc. (a)	131,550	2,946,720

		$16,971,121

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 1.1%
New York Community Bancorp, Inc. (l)	209,680	$3,424,074
Signature Bank (a)	94,450	2,502,925

		$5,926,999
Personal Computers & Peripherals - 2.7%
Mellanox Technologies Ltd. (a)	307,240	$4,700,772
Nuance Communications, Inc. (a)	610,989	10,050,769

		$14,751,541
Pharmaceuticals - 0.4%
Cadence Pharmaceuticals, Inc. (a)(l)	160,650	$841,806
Synta Pharmaceuticals Corp. (a)(l)	130,410	1,155,433

		$1,997,239
Pollution Control - 0.9%
Team, Inc. (a)	156,790	$4,780,527

Printing & Publishing - 2.2%
Innerworkings, Inc. (a)(l)	411,920	$5,672,138
Morningstar, Inc. (a)(l)	38,790	2,528,720
MSCI, Inc., “A” (a)	121,250	3,604,763

		$11,805,621
Restaurants - 5.9%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)(l)	466,130	$5,052,849
Panera Bread Co., “A” (a)(l)	257,000	9,604,090
Peet’s Coffee & Tea, Inc. (a)(l)	128,260	3,002,567
Red Robin Gourmet Burgers, Inc. (a)(l)	275,350	9,177,416
Texas Roadhouse, Inc., “A” (a)(l)	550,430	5,118,999

		$31,955,921
Specialty Stores - 4.1%
Citi Trends, Inc. (a)(l)	590,480	$8,567,865
Dick’s Sporting Goods, Inc. (a)(l)	48,380	1,334,320
Lumber Liquidators, Inc. (a)	504,640	4,617,456
Monro Muffler Brake, Inc.	235,405	3,943,034
Pier 1 Imports, Inc. (a)	234,500	1,228,780
Zumiez, Inc. (a)(l)	145,030	2,549,627

		$22,241,082
Telephone Services - 0.9%
Global Crossing Ltd. (a)(l)	256,160	$4,946,450
Total Common Stocks (Identified Cost, $640,257,444)		$536,960,833

10

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $155,725) (a)(z)	$6.57	5/08/07	110,880	$754

Collateral for Securities Loaned - 23.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value			127,299,217	$127,299,217
Total Investments (Identified Cost, $767,712,386) (k)				$664,260,804

Other Assets, Less Liabilities - (23.2)%				(125,304,235)
Net Assets - 100.0%				$538,956,569

(a)	Non-income producing security.
(k)	As of February 29, 2008, the fund had three securities that were fair valued, aggregating $9,320,460 and 1.40% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Castle Brands, Inc.	4/19/07	$1,499,159	$496,188
Castle Brands, Inc. (warrants)	4/18/07	155,725	754
Total Restricted Securities			$496,942
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $123,988,127 of securities on loan (identified cost, $767,712,386)	$664,260,804
Receivable for investments sold	11,396,355
Receivable for fund shares sold	216,926
Interest and dividends receivable	165,792
Other assets	8,438
Total assets		$676,048,315
Liabilities
Payable to custodian	$3,552,321
Payable for investments purchased	4,212,824
Payable for fund shares reacquired	1,403,128
Collateral for securities loaned, at value	127,299,217
Payable to affiliates
Management fee	24,456
Shareholder servicing costs	436,575
Distribution and service fees	11,074
Administrative services fee	433
Program manager fees	29
Retirement plan administration and services fees	91
Payable for independent trustees’ compensation	13,078
Accrued expenses and other liabilities	138,520
Total liabilities		$137,091,746
Net assets		$538,956,569
Net assets consist of:
Paid-in capital	$652,158,744
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(103,451,582)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,542,981)
Accumulated net investment loss	(3,207,612)
Net assets		$538,956,569
Shares of beneficial interest outstanding		31,524,727

12

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$288,092,129
Shares outstanding	16,794,442
Net asset value per share		$17.15
Offering price per share (100 / 94.25 × net asset value per share)		$18.20
Class B shares
Net assets	$49,496,398
Shares outstanding	3,056,532
Net asset value and offering price per share		$16.19
Class C shares
Net assets	$31,524,221
Shares outstanding	1,943,967
Net asset value and offering price per share		$16.22
Class I shares
Net assets	$88,706,342
Shares outstanding	4,984,679
Net asset value, offering price, and redemption price per share		$17.80
Class R shares
Net assets	$2,060,013
Shares outstanding	121,005
Net asset value, offering price, and redemption price per share		$17.02
Class R1 shares
Net assets	$4,564,062
Shares outstanding	282,907
Net asset value, offering price, and redemption price per share		$16.13
Class R2 shares
Net assets	$2,190,533
Shares outstanding	134,402
Net asset value, offering price, and redemption price per share		$16.30
Class R3 shares
Net assets	$11,276,481
Shares outstanding	667,380
Net asset value, offering price, and redemption price per share		$16.90
Class R4 shares
Net assets	$4,587,448
Shares outstanding	267,861
Net asset value, offering price, and redemption price per share		$17.13

13

Statement of Assets and Liabilities (unaudited) – continued

Class R5 shares
Net assets	$54,450,203
Shares outstanding	3,151,119
Net asset value, offering price, and redemption price per share		$17.28
Class 529A shares
Net assets	$1,527,555
Shares outstanding	90,304
Net asset value per share		$16.92
Offering price per share (100 / 94.25 × net asset value per share)		$17.95
Class 529B shares
Net assets	$211,463
Shares outstanding	13,245
Net asset value and offering price per share		$15.97
Class 529C shares
Net assets	$269,721
Shares outstanding	16,884
Net asset value and offering price per share		$15.97

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$1,014,270
Income on securities loaned	889,521
Interest	54,456
Foreign taxes withheld	(1,408)
Total investment income		$1,956,839
Expenses
Management fee	$2,912,672
Distribution and service fees	1,226,431
Program manager fees	2,756
Shareholder servicing costs	946,775
Administrative services fee	50,927
Retirement plan administration and services fees	39,151
Independent trustees’ compensation	10,193
Custodian fee	120,725
Shareholder communications	53,891
Auditing fees	23,414
Legal fees	8,029
Miscellaneous	93,599
Total expenses		$5,488,563
Fees paid indirectly	(9,715)
Reduction of expenses by investment adviser	(325,103)
Net expenses		$5,153,745
Net investment loss		$(3,196,906)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$30,506,343
Foreign currency transactions	217
Net realized gain (loss) on investments and foreign currency transactions		$30,506,560
Change in unrealized appreciation (depreciation)
Investments	$(114,360,128)
Translation of assets and liabilities in foreign currencies	(81)
Net unrealized gain (loss) on investments and foreign currency translation		$(114,360,209)
Net realized and unrealized gain (loss) on investments and foreign currency		$(83,853,649)
Change in net assets from operations		$(87,050,555)

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/29/08	Year ended 8/31/07
Change in net assets	(unaudited)
From operations
Net investment loss	$(3,196,906)	$(8,906,845)
Net realized gain (loss) on investments and foreign currency transactions	30,506,560	159,979,677
Net unrealized gain (loss) on investments and foreign currency translation	(114,360,209)	3,449,318
Change in net assets from operations	$(87,050,555)	$154,522,150
Distributions declared to shareholders
From net realized gain on investments
Class A	$(11,841,588)	$—
Class B	(2,389,728)	—
Class C	(1,311,756)	—
Class I	(3,175,368)	—
Class R	(112,238)	—
Class R1	(150,717)	—
Class R2	(67,592)	—
Class R3	(385,068)	—
Class R4	(171,384)	—
Class R5	(2,093,044)	—
Class 529A	(58,223)	—
Class 529B	(8,357)	—
Class 529C	(11,443)	—
Total distributions declared to shareholders	$(21,776,506)	$—
Change in net assets from fund share transactions	$(77,523,174)	$(219,456,690)
Redemption fees	$—	$1,647
Total change in net assets	$(186,350,235)	$(64,932,893)
Net assets
At beginning of period	725,306,804	790,239,697
At end of period (including accumulated net investment loss of $3,207,612 and $10,706, respectively)	$538,956,569	$725,306,804

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class A			2007	2006	2005	2004		2003

Net asset value, beginning of period	$20.48		$16.96	$16.85	$13.53	$14.57		$11.99
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.16)	$(0.20)	$(0.16)	$(0.18)		$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.58)		3.68	0.31	3.48	(0.86)		2.71
Total from investment operations	$(2.67)		$3.52	$0.11	$3.32	$(1.04)		$2.58
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—	$—		$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$17.15		$20.48	$16.96	$16.85	$13.53		$14.57
Total return (%) (r)(s)(t)	(13.40	)(n)	20.75	0.65	24.54	(7.14	)(b)	21.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.57	1.57	1.57	1.51		1.58
Expenses after expense reductions (f)	1.56	(a)	1.47	1.47	1.47	1.51		N/A
Net investment loss	(0.95	)(a)	(1.04)	(1.12)	(1.05)	(1.20)		(1.11)
Portfolio turnover	44		94	99	112	122		104
Net assets at end of period (000 Omitted)	$288,092		$395,993	$409,471	$603,396	$824,708		$1,004,473

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class B			2007	2006	2005	2004		2003

Net asset value, beginning of period	$19.44		$16.20	$16.20	$13.09	$14.19		$11.75
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.25)	$(0.30)	$(0.25)	$(0.27)		$(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.44)		3.49	0.30	3.36	(0.83)		2.65
Total from investment operations	$(2.59)		$3.24	$—	$3.11	$(1.10)		$2.44
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—	$—		$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$16.19		$19.44	$16.20	$16.20	$13.09		$14.19
Total return (%) (r)(s)(t)	(13.71	)(n)	20.00	0.00	23.76	(7.75	)(b)	20.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30	(a)	2.22	2.22	2.22	2.15		2.23
Expenses after expense reductions (f)	2.20	(a)	2.12	2.12	2.12	2.15		N/A
Net investment loss	(1.60	)(a)	(1.69)	(1.77)	(1.70)	(1.84)		(1.76)
Portfolio turnover	44		94	99	112	122		104
Net assets at end of period (000 Omitted)	$49,496		$91,922	$132,519	$203,722	$231,653		$271,580

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class C			2007	2006	2005	2004		2003

Net asset value, beginning of period	$19.46		$16.22	$16.22	$13.10	$14.21		$11.77
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.25)	$(0.30)	$(0.25)	$(0.27)		$(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.43)		3.49	0.30	3.37	(0.84)		2.65
Total from investment operations	$(2.58)		$3.24	$—	$3.12	$(1.11)		$2.44
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—	$—		$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$16.22		$19.46	$16.22	$16.22	$13.10		$14.21
Total return (%) (r)(s)(t)	(13.64	)(n)	19.98	0.00	23.82	(7.81	)(b)	20.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.31	(a)	2.22	2.22	2.22	2.15		2.23
Expenses after expense reductions (f)	2.21	(a)	2.12	2.12	2.12	2.15		N/A
Net investment loss	(1.60	)(a)	(1.69)	(1.77)	(1.70)	(1.84)		(1.76)
Portfolio turnover	44		94	99	112	122		104
Net assets at end of period (000 Omitted)	$31,524		$42,296	$47,293	$58,454	$67,102		$84,391

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class I			2007	2006	2005	2004		2003

Net asset value, beginning of period	$21.19		$17.48	$17.31	$13.85	$14.86		$12.19
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.11)	$(0.14)	$(0.11)	$(0.13)		$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.67)		3.82	0.31	3.57	(0.88)		2.76
Total from investment operations	$(2.73)		$3.71	$0.17	$3.46	$(1.01)		$2.67
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—	$—		$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$17.80		$21.19	$17.48	$17.31	$13.85		$14.86
Total return (%) (r)(s)	(13.23	)(n)	21.22	0.98	24.98	(6.80	)(b)	21.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.22	1.22	1.23	1.16		1.23
Expenses after expense reductions (f)	1.21	(a)	1.12	1.12	1.13	1.16		N/A
Net investment loss	(0.60	)(a)	(0.69)	(0.77)	(0.70)	(0.84)		(0.75)
Portfolio turnover	44		94	99	112	122		104
Net assets at end of period (000 Omitted)	$88,706		$100,245	$119,053	$107,842	$103,031		$90,872

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R			2007	2006	2005	2004		2003 (i)

Net asset value, beginning of period	$20.35		$16.87	$16.79	$13.50	$14.57		$11.38
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.18)	$(0.22)	$(0.18)	$(0.20)		$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.57)		3.66	0.30	3.47	(0.87)		3.30
Total from investment operations	$(2.67)		$3.48	$0.08	$3.29	$(1.07)		$3.19
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—	$—		$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$17.02		$20.35	$16.87	$16.79	$13.50		$14.57
Total return (%) (r)(s)	(13.48	)(n)	20.63	0.48	24.37	(7.34	)(b)	28.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.72	1.72	1.73	1.66		1.78	(a)
Expenses after expense reductions (f)	1.69	(a)	1.62	1.62	1.63	1.66		N/A
Net investment loss	(1.09	)(a)	(1.19)	(1.27)	(1.17)	(1.32)		(1.26	)(a)
Portfolio turnover	44		94	99	112	122		104
Net assets at end of period (000 Omitted)	$2,060		$7,799	$11,691	$16,926	$7,262		$1,824

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$19.37		$16.16	$16.18	$14.50
Income (loss) from investment operations
Net investment loss (d)	$(0.16)		$(0.26)	$(0.31)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.42)		3.47	0.29	1.78
Total from investment operations	$(2.58)		$3.21	$(0.02)	$1.68
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$16.13		$19.37	$16.16	$16.18
Total return (%) (r)(s)	(13.71	)(n)	19.86	(0.12)	11.59	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.42	(a)	2.37	2.43	2.43	(a)
Expenses after expense reductions (f)	2.32	(a)	2.22	2.22	2.33	(a)
Net investment loss	(1.70	)(a)	(1.79)	(1.86)	(1.69	)(a)
Portfolio turnover	44		94	99	112
Net assets at end of period (000 Omitted)	$4,564		$2,609	$857	$206

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R2			2007	2006	2005 (i)

Net asset value, beginning of period	$19.53		$16.23	$16.19	$14.50
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.21)	$(0.25)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.45)		3.51	0.29	1.77
Total from investment operations	$(2.57)		$3.30	$0.04	$1.69
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$16.30		$19.53	$16.23	$16.19
Total return (%) (r)(s)	(13.54	)(n)	20.33	0.25	11.66	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	2.03	2.12	2.12	(a)
Expenses after expense reductions (f)	1.87	(a)	1.87	1.88	2.02	(a)
Net investment loss	(1.27	)(a)	(1.45)	(1.52)	(1.02	)(a)
Portfolio turnover	44		94	99	112
Net assets at end of period (000 Omitted)	$2,191		$1,590	$362	$135
See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R3			2007	2006	2005	2004 (i)

Net asset value, beginning of period	$20.21		$16.78	$16.72	$13.47	$15.35
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.20)	$(0.24)	$(0.22)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.54)		3.63	0.30	3.47	(1.77)
Total from investment operations	$(2.65)		$3.43	$0.06	$3.25	$(1.88)
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$16.90		$20.21	$16.78	$16.72	$13.47
Total return (%) (r)(s)	(13.48	)(n)	20.44	0.36	24.13	(12.25	)(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.92	1.96	1.98	1.73	(a)
Expenses after expense reductions (f)	1.81	(a)	1.77	1.77	1.88	1.73	(a)
Net investment loss	(1.20	)(a)	(1.34)	(1.41)	(1.42)	(1.23	)(a)
Portfolio turnover	44		94	99	112	122
Net assets at end of period (000 Omitted)	$11,276		$8,711	$4,417	$1,573	$454

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R4			2007	2006	2005 (i)

Net asset value, beginning of period	$20.45		$16.94	$16.84	$15.04
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.17)	$(0.21)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.57)		3.68	0.31	1.84
Total from investment operations	$(2.66)		$3.51	$0.10	$1.80
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$17.13		$20.45	$16.94	$16.84
Total return (%) (r)(s)	(13.37	)(n)	20.72	0.59	11.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.62	1.62	1.63	(a)
Expenses after expense reductions (f)	1.56	(a)	1.52	1.52	1.53	(a)
Net investment loss	(0.95	)(a)	(1.09)	(1.15)	(0.66	)(a)
Portfolio turnover	44		94	99	112
Net assets at end of period (000 Omitted)	$4,587		$4,654	$2,404	$334

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R5			2007	2006	2005 (i)

Net asset value, beginning of period	$20.60		$17.01	$16.86	$15.04
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.12)	$(0.15)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.59)		3.71	0.30	1.86
Total from investment operations	$(2.66)		$3.59	$0.15	$1.82
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$17.28		$20.60	$17.01	$16.86
Total return (%) (r)(s)	(13.27	)(n)	21.11	0.89	12.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)	1.32	1.32	1.32	(a)
Expenses after expense reductions (f)	1.28	(a)	1.22	1.22	1.22	(a)
Net investment loss	(0.67	)(a)	(0.79)	(0.84)	(0.67	)(a)
Portfolio turnover	44		94	99	112
Net assets at end of period (000 Omitted)	$54,450		$67,212	$59,999	$56

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529A			2007	2006	2005	2004		2003

Net asset value, beginning of period	$20.23		$16.79	$16.73	$13.47	$14.53		$11.99
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.21)	$(0.24)	$(0.20)	$(0.21)		$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.54)		3.65	0.30	3.46	(0.85)		2.70
Total from investment operations	$(2.65)		$3.44	$0.06	$3.26	$(1.06)		$2.54
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—	$—		$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$16.92		$20.23	$16.79	$16.73	$13.47		$14.53
Total return (%) (r)(s)(t)	(13.46	)(n)	20.49	0.36	24.20	(7.30	)(b)	21.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.82	1.83	1.83	1.75		1.84
Expenses after expense reductions (f)	1.81	(a)	1.72	1.72	1.73	1.75		N/A
Net investment loss	(1.20	)(a)	(1.29)	(1.37)	(1.27)	(1.43)		(1.35)
Portfolio turnover	44		94	99	112	122		104
Net assets at end of period (000 Omitted)	$1,528		$1,715	$1,630	$1,637	$390		$180

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529B			2007	2006	2005	2004		2003

Net asset value, beginning of period	$19.20		$16.03	$16.07	$13.02	$14.15		$11.75
Income (loss) from investment operations
Net investment loss (d)	$(0.17)		$(0.28)	$(0.33)	$(0.28)	$(0.30)		$(0.24)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.40)		3.45	0.29	3.33	(0.83)		2.64
Total from investment operations	$(2.57)		$3.17	$(0.04)	$3.05	$(1.13)		$2.40
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—	$—		$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$15.97		$19.20	$16.03	$16.07	$13.02		$14.15
Total return (%) (r)(s)(t)	(13.77	)(n)	19.78	(0.25)	23.43	(7.99	)(b)	20.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.56	(a)	2.47	2.47	2.47	2.40		2.49
Expenses after expense reductions (f)	2.46	(a)	2.37	2.37	2.37	2.40		N/A
Net investment loss	(1.85	)(a)	(1.94)	(2.02)	(1.93)	(2.07)		(1.99)
Portfolio turnover	44		94	99	112	122		104
Net assets at end of period (000 Omitted)	$211		$239	$211	$177	$135		$84

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529C			2007	2006	2005	2004		2003

Net asset value, beginning of period	$19.21		$16.04	$16.08	$13.03	$14.16		$11.77
Income (loss) from investment operations
Net investment loss (d)	$(0.17)		$(0.28)	$(0.34)	$(0.28)	$(0.31)		$(0.24)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.41)		3.45	0.30	3.33	(0.82)		2.63
Total from investment operations	$(2.58)		$3.17	$(0.04)	$3.05	$(1.13)		$2.39
Less distributions declared to shareholders
From net realized gain on investments	$(0.66)		$—	$—	$—	$—		$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$15.97		$19.21	$16.04	$16.08	$13.03		$14.16
Total return (%) (r)(s)(t)	(13.82	)(n)	19.76	(0.25)	23.41	(7.98	)(b)	20.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.56	(a)	2.47	2.48	2.47	2.40		2.50
Expenses after expense reductions (f)	2.46	(a)	2.37	2.37	2.37	2.40		N/A
Net investment loss	(1.85	)(a)	(1.94)	(2.02)	(1.93)	(2.08)		(1.99)
Portfolio turnover	44		94	99	112	122		104
Net assets at end of period (000 Omitted)	$270		$323	$332	$333	$240		$147

See Notes to Financial Statements

29

Financial Highlights – continued

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

30

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS New Discovery Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in

31

Notes to Financial Statements (unaudited) – continued

similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring

32

Notes to Financial Statements (unaudited) – continued

fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

33

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Short Term Fees – The fund charged a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Effective December 1, 2006, the fund no longer charges a redemption fee. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on September 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this

34

Notes to Financial Statements (unaudited) – continued

Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, passive foreign investment companies, and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended August 31, 2007.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/08
Cost of investments	$768,816,526
Gross appreciation	28,924,338
Gross depreciation	(133,480,060)
Net unrealized appreciation (depreciation)	$(104,555,722)

As of 8/31/07
Capital loss carryforwards	(14,168,895)
Other temporary differences	(10,625)
Net unrealized appreciation (depreciation)	9,804,406

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

08/31/11	$(14,168,895)

35

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.80% for the first $1.5 billion of average daily net assets and 0.75% of average daily net assets in excess of $1.5 billion through February 28, 2009. For the six months ended February 29, 2008, this waiver amounted to $323,630 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.80% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,513 and $711 for the six months ended February 29, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

36

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$611,237
Class B	0.75%	0.25%	1.00%	1.00%	357,523
Class C	0.75%	0.25%	1.00%	1.00%	187,335
Class R	0.25%	0.25%	0.50%	0.50%	9,946
Class R1 (c)	0.50%	0.25%	0.75%	0.75%	15,192
Class R2	0.25%	0.25%	0.50%	0.50%	5,196
Class R3	0.25%	0.25%	0.50%	0.50%	28,020
Class R4	—	0.25%	0.25%	0.25%	6,369
Class 529A	0.25%	0.25%	0.50%	0.35%	2,912
Class 529B	0.75%	0.25%	1.00%	1.00%	1,152
Class 529C	0.75%	0.25%	1.00%	1.00%	1,549
Total Distribution and Service Fees					$1,226,431

(c)	Effective March 1, 2008, the distribution fee rate for Class R1 shares will be 0.75% and the total distribution plan rate will be 1.00%.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2008 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2008, were as follows:

Amount
Class A	$928
Class B	41,576
Class C	1,142
Class 529B	2
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund’s 529 share classes. Effective April 1, 2008, the fee will be 0.10%. The fee may only

37

Notes to Financial Statements (unaudited) – continued

be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 29, 2008, were as follows:

Amount
Class 529A	$2,081
Class 529B	288
Class 529C	387
Total Program Manager Fees	$2,756

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2008, the fee was $156,563, which equated to 0.0485% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $677,088. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (‘‘MFS fund-of-funds’’) and each underlying fund in which a MFS fund-of-funds invests (‘‘underlying funds’’), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 29, 2008, these costs for the fund amounted to $113,124 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.0158% of the fund’s average daily net assets.

38

Notes to Financial Statements (unaudited) – continued

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 29, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/1/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	0.35%	$7,091
Class R2	0.25%	—	0.16%	1,660
Class R3	0.15%	—	0.10%	5,531
Class R4	0.15%	—	0.10%	2,637
Class R5	0.10%	—	0.07%	22,232
Total Retirement Plan Administration and Services Fees				$39,151

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008, the annual retirement plan administration and services fee will be eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $555. This amount is included in independent trustees’ compensation for the six months ended February 29, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $10,185 at February 29, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 29, 2008, the fee paid by

39

Notes to Financial Statements (unaudited) – continued

the fund to Tarantino LLC was $2,603 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $1,473, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $288,238,711 and $391,035,761, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,967,519	$78,989,136	5,563,012	$111,684,942
Class B	156,120	2,913,418	599,714	11,263,960
Class C	136,676	2,525,945	243,280	4,592,254
Class I	1,035,010	21,365,460	1,789,894	38,201,060
Class R	103,716	2,023,575	142,739	2,778,955
Class R1	166,914	3,144,904	197,931	3,755,712
Class R2	82,912	1,552,988	86,299	1,688,610
Class R3	373,698	7,403,673	548,671	11,019,354
Class R4	117,539	2,379,258	304,819	6,218,173
Class R5	390,261	7,589,281	980,209	19,651,188
Class 529A	7,948	156,245	9,115	180,050
Class 529B	1,095	18,965	992	18,369
Class 529C	823	15,268	4,298	80,869
	6,540,231	$130,078,116	10,470,973	$211,133,496

40

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	540,398	$10,413,467	—	$—
Class B	122,935	2,239,884	—	—
Class C	64,835	1,183,234	—	—
Class I	158,548	3,167,792	—	—
Class R	4,563	87,296	—	—
Class R1	8,299	150,717	—	—
Class R2	3,690	67,592	—	—
Class R3	20,277	385,068	—	—
Class R4	8,908	171,384	—	—
Class R5	107,889	2,093,044	—	—
Class 529A	3,061	58,223	—	—
Class 529B	465	8,357	—	—
Class 529C	636	11,443	—	—
	1,044,504	$20,037,501	—	$—
Shares reacquired
Class A	(7,045,234)	$(139,257,184)	(10,378,331)	$(206,306,927)
Class B	(1,951,928)	(36,151,270)	(4,053,017)	(76,486,862)
Class C	(430,677)	(8,015,521)	(986,396)	(18,600,876)
Class I	(940,005)	(19,241,179)	(3,869,881)	(79,984,656)
Class R	(370,558)	(7,505,791)	(452,494)	(9,009,942)
Class R1	(26,973)	(481,123)	(116,297)	(2,217,569)
Class R2	(33,630)	(595,374)	(27,164)	(523,644)
Class R3	(157,561)	(2,918,122)	(380,943)	(7,628,258)
Class R4	(86,116)	(1,663,657)	(219,218)	(4,423,996)
Class R5	(609,663)	(11,670,467)	(1,244,602)	(24,800,560)
Class 529A	(5,482)	(103,858)	(21,408)	(421,946)
Class 529B	(750)	(11,764)	(1,740)	(33,317)
Class 529C	(1,405)	(23,481)	(8,189)	(151,633)
	(11,659,982)	$(227,638,791)	(21,759,680)	$(430,590,186)
Net change
Class A	(2,537,317)	$(49,854,581)	(4,815,319)	$(94,621,985)
Class B	(1,672,873)	(30,997,968)	(3,453,303)	(65,222,902)
Class C	(229,166)	(4,306,342)	(743,116)	(14,008,622)
Class I	253,553	5,292,073	(2,079,987)	(41,783,596)
Class R	(262,279)	(5,394,920)	(309,755)	(6,230,987)
Class R1	148,240	2,814,498	81,634	1,538,143
Class R2	52,972	1,025,206	59,135	1,164,966
Class R3	236,414	4,870,619	167,728	3,391,096
Class R4	40,331	886,985	85,601	1,794,177
Class R5	(111,513)	(1,988,142)	(264,393)	(5,149,372)
Class 529A	5,527	110,610	(12,293)	(241,896)
Class 529B	810	15,558	(748)	(14,948)
Class 529C	54	3,230	(3,891)	(70,764)
	(4,075,247)	$(77,523,174)	(11,288,707)	$(219,456,690)

41

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund was the owner of record of approximately 11% of the value of outstanding voting shares. In addition, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 29, 2008, the fund’s commitment fee and interest expense were $2,116 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Subsequent Event

On October 23, 2007 the Board of Trustees approved, on or about April 18, 2008, the conversion of Class R shares and Class R2 shares into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 will be renamed Class R2, Class R3, and Class R4, respectively.

42

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS New Discovery Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the fund.

Number of Dollars
For	2,855,175.15
Against	0.00
Abstain	137,263.12

43

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

44

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® INVESTMENT MANAGEMENT

MFS® Core Growth Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

2/29/08

CGF-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top ten holdings
Microsoft Corp.	2.6%
America Movil S.A.B. de C.V., “L”, ADR	1.8%
Nestle S.A.	1.8%
Medtronic, Inc.	1.8%
International Business Machines Corp.	1.7%
CVS Caremark Corp.	1.7%
Genzyme Corp.	1.6%
Abbott Laboratories	1.6%
Cisco Systems, Inc.	1.6%
Becton, Dickinson & Co.	1.6%

Equity sectors
Technology	22.3%
Health Care	17.8%
Consumer Staples	8.8%
Energy	8.1%
Industrial Goods & Services	7.5%
Leisure	6.8%
Retailing	6.7%
Financial Services	5.6%
Special Products & Services	4.2%
Basic Materials	3.8%
Utilities & Communications	3.2%
Transportation	1.1%

Percentages are based on net assets as of 2/29/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2007 through February 29, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 through February 29, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/07	Ending Account Value 2/29/08	Expenses Paid During Period (p) 9/01/07-2/29/08
A	Actual	1.21%	$1,000.00	$978.31	$5.95
	Hypothetical (h)	1.21%	$1,000.00	$1,018.85	$6.07
B	Actual	1.86%	$1,000.00	$974.57	$9.13
	Hypothetical (h)	1.86%	$1,000.00	$1,015.61	$9.32
C	Actual	1.86%	$1,000.00	$974.59	$9.13
	Hypothetical (h)	1.86%	$1,000.00	$1,015.61	$9.32
I	Actual	0.86%	$1,000.00	$979.43	$4.23
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32
W	Actual	0.96%	$1,000.00	$978.88	$4.72
	Hypothetical (h)	0.96%	$1,000.00	$1,020.09	$4.82
R	Actual	1.35%	$1,000.00	$977.17	$6.64
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77
R1	Actual	1.97%	$1,000.00	$974.51	$9.67
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
R2	Actual	1.53%	$1,000.00	$976.28	$7.52
	Hypothetical (h)	1.53%	$1,000.00	$1,017.26	$7.67
R3	Actual	1.46%	$1,000.00	$977.00	$7.18
	Hypothetical (h)	1.46%	$1,000.00	$1,017.60	$7.32
R4	Actual	1.21%	$1,000.00	$977.79	$5.95
	Hypothetical (h)	1.21%	$1,000.00	$1,018.85	$6.07
R5	Actual	0.93%	$1,000.00	$979.43	$4.58
	Hypothetical (h)	0.93%	$1,000.00	$1,020.24	$4.67

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.36, 1.36, 1.11 and 0.86 for Class R2, Class R3, Class R4, and Class R5 shares, respectively. The actual expenses paid during the period would have been approximately $6.71, $6.71, $5.48, and $4.25 and the hypothetical expenses paid during the period would have been approximately $6.84, $6.84, $5.59, and $4.33 for Class R2, Class R3, Class R4, and Class R5, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.87. The actual expenses paid during the period would have been approximately $9.21 and the hypothetical expenses paid during the period would have been approximately $9.40.

4

PORTFOLIO OF INVESTMENTS

2/29/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.9%
Issuer	Shares/Par	Value ($)

Aerospace - 4.2%
Boeing Co.	259,900	$21,517,121
General Dynamics Corp.	90,700	7,423,795
Honeywell International, Inc.	73,900	4,252,206
Lockheed Martin Corp.	153,500	15,841,200
Raytheon Co.	329,900	21,390,716
United Technologies Corp.	283,230	19,970,547

		$90,395,585
Alcoholic Beverages - 0.8%
Diageo PLC	848,400	$17,334,377

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	287,020	$17,278,604

Biotechnology - 4.6%
Celgene Corp. (a)	194,900	$10,986,513
Genentech, Inc. (a)	192,900	14,612,175
Genzyme Corp. (a)	498,410	35,347,237
Gilead Sciences, Inc. (a)	532,620	25,203,578
Millipore Corp. (a)	188,890	13,203,411

		$99,352,914
Broadcasting - 2.5%
News Corp., “A”	974,400	$17,938,704
Omnicom Group, Inc.	371,900	16,612,773
Walt Disney Co.	574,900	18,632,509

		$53,183,986
Brokerage & Asset Managers - 1.1%
CME Group, Inc.	17,400	$8,931,420
Deutsche Boerse AG	65,100	10,174,494
ICAP PLC	314,303	3,910,008

		$23,015,922
Business Services - 3.2%
Amdocs Ltd. (a)	786,640	$24,385,840
Fidelity National Information Services, Inc.	307,400	12,754,026
Satyam Computer Services Ltd., ADR (l)	123,800	3,092,524
Western Union Co.	1,367,300	28,439,840

		$68,672,230

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.6%
Comcast Corp., “A”	675,500	$13,199,270

Chemicals - 1.6%
3M Co.	166,540	$13,056,736
Agrium, Inc.	116,100	8,564,697
Monsanto Co.	101,340	11,723,011

		$33,344,444
Computer Software - 6.6%
Akamai Technologies, Inc. (a)(l)	213,200	$7,496,112
Microsoft Corp.	2,014,420	54,832,512
NAVTEQ Corp. (a)	78,100	5,853,595
Oracle Corp. (a)	1,406,086	26,434,417
Salesforce.com, Inc. (a)	229,400	13,699,768
VeriSign, Inc. (a)	926,000	32,224,800

		$140,541,204
Computer Software - Systems - 5.2%
Apple Computer, Inc. (a)	153,290	$19,164,316
EMC Corp. (a)	1,063,470	16,526,324
Hewlett-Packard Co.	493,100	23,555,387
International Business Machines Corp.	327,680	37,309,645
Network Appliance, Inc. (a)	681,400	14,731,868

		$111,287,540
Conglomerates - 0.4%
Siemens AG	69,400	$8,864,596

Consumer Goods & Services - 3.5%
Avon Products, Inc.	730,330	$27,796,360
Estee Lauder Cos., Inc., “A”	255,700	10,887,706
Priceline.com, Inc. (a)(l)	59,900	6,829,798
Procter & Gamble Co.	362,290	23,976,352
Strayer Education, Inc.	33,500	5,215,950

		$74,706,166
Electrical Equipment - 1.8%
Danaher Corp.	264,480	$19,611,192
General Electric Co.	306,030	10,141,834
Tyco Electronics Ltd.	261,200	8,593,480

		$38,346,506

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 2.8%
Flextronics International Ltd. (a)	730,200	$7,404,228
Intel Corp.	1,235,290	24,644,036
Intersil Corp., “A”	607,000	14,124,890
Nintendo Co. Ltd.	29,800	14,785,508

		$60,958,662
Energy - Independent - 2.7%
Apache Corp.	202,800	$23,263,188
Ultra Petroleum Corp. (a)	79,790	6,261,121
XTO Energy, Inc.	466,087	28,762,229

		$58,286,538
Energy - Integrated - 2.1%
Hess Corp.	310,660	$28,947,299
Marathon Oil Corp.	299,600	15,926,736

		$44,874,035
Engineering - Construction - 0.7%
Fluor Corp.	41,800	$5,820,650
Foster Wheeler Ltd. (a)	61,400	4,018,630
Quanta Services, Inc. (a)(l)	254,800	6,084,624

		$15,923,904
Food & Beverages - 5.1%
Archer Daniels Midland Co.	256,100	$11,550,110
Coca-Cola Co.	181,200	10,592,952
General Mills, Inc.	439,300	24,596,407
Nestle S.A.	79,246	37,824,107
PepsiCo, Inc.	368,320	25,620,339

		$110,183,915
Food & Drug Stores - 1.7%
CVS Caremark Corp.	923,036	$37,272,194

Gaming & Lodging - 1.4%
International Game Technology	254,880	$11,507,832
Royal Caribbean Cruises Ltd. (l)	556,350	19,477,814

		$30,985,646
General Merchandise - 2.4%
Costco Wholesale Corp.	224,100	$13,876,272
Kohl’s Corp. (a)	351,100	15,602,884
Wal-Mart Stores, Inc.	446,900	22,161,771

		$51,640,927

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - 0.4%
WellPoint, Inc. (a)	128,780	$9,024,903

Insurance - 1.5%
Aflac, Inc.	162,440	$10,137,880
MetLife, Inc.	372,200	21,684,372

		$31,822,252
Internet - 1.6%
Google, Inc., “A” (a)	72,855	$34,327,819

Leisure & Toys - 1.1%
Activision, Inc. (a)	834,900	$22,751,025

Machinery & Tools - 0.8%
Bucyrus International, Inc., “A”	172,200	$17,199,336

Major Banks - 3.0%
Bank of New York Mellon Corp.	595,915	$26,142,791
JPMorgan Chase & Co.	249,300	10,134,045
State Street Corp.	362,350	28,462,593

		$64,739,429
Medical & Health Technology & Services - 0.7%
Laboratory Corp. of America Holdings (a)	198,900	$15,376,959

Medical Equipment - 7.6%
Baxter International, Inc.	237,200	$13,999,544
Becton, Dickinson & Co.	383,500	34,676,070
C.R. Bard, Inc.	122,800	11,640,212
Medtronic, Inc.	765,540	37,787,054
St. Jude Medical, Inc. (a)	408,090	17,539,708
Synthes, Inc.	115,700	16,188,995
Thermo Fisher Scientific, Inc. (a)(l)	538,250	30,104,323

		$161,935,906

Metals & Mining - 0.9%
Companhia Vale do Rio Doce, ADR	560,900	$19,541,756

Network & Telecom - 5.5%
Cisco Systems, Inc. (a)	1,427,280	$34,782,814
Corning, Inc.	824,300	19,148,489
Nokia Corp., ADR	598,010	21,534,340

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - continued
QUALCOMM, Inc.	333,620	$14,135,479
Research in Motion Ltd. (a)	272,060	28,239,828

		$117,840,950
Oil Services - 3.3%
Halliburton Co.	492,100	$18,847,430
Schlumberger Ltd.	323,700	27,983,865
Weatherford International Ltd. (a)	349,100	24,059,972

		$70,891,267
Personal Computers & Peripherals - 0.6%
Nuance Communications, Inc. (a)	797,200	$13,113,940

Pharmaceuticals - 4.5%
Abbott Laboratories	651,440	$34,884,612
Elan Corp. PLC, ADR (a)	299,120	6,810,962
Merck & Co., Inc.	481,360	21,324,248
Merck KGaA	35,400	4,398,123
Roche Holding AG	143,360	28,116,914

		$95,534,859
Printing & Publishing - 0.4%
McGraw-Hill Cos., Inc.	203,800	$8,341,534

Railroad & Shipping - 1.1%
Norfolk Southern Corp.	107,000	$5,659,230
Union Pacific Corp.	138,200	17,241,832

		$22,901,062
Restaurants - 0.8%
YUM! Brands, Inc.	477,000	$16,432,650

Specialty Chemicals - 1.3%
Bunge Ltd.	38,200	$4,234,088
Praxair, Inc.	299,930	24,078,380

		$28,312,468
Specialty Stores - 1.8%
Lowe’s Cos., Inc. (l)	91,930	$2,203,562
Nordstrom, Inc.	447,880	16,584,996
Staples, Inc.	924,260	20,564,785

		$39,353,343

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 2.8%
America Movil S.A.B. de C.V., “L”, ADR	640,960	$38,752,442
Rogers Communications, Inc., “B”	552,400	21,852,944

		$60,605,386
Utilities - Electric Power - 0.4%
AES Corp. (a)	469,090	$8,434,238
Total Common Stocks (Identified Cost, $2,107,117,413)		$2,058,130,247

Repurchase Agreements - 3.7%
Merrill Lynch & Co., 3.20%, dated 2/29/08, due 3/03/08, total to be received $79,144,099 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$79,123,000	$79,123,000

Collateral for Securities Loaned - 1.8%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	40,037,641	$40,037,641
Total Investments (Identified Cost, $2,226,278,054) (k)		$2,177,290,888

Other Assets, Less Liabilities - (1.4)%		(31,073,771)
Net Assets - 100.0%		$2,146,217,117

(a)	Non-income producing security.
(k)	As of February 29, 2008, the fund had nine securities that were fair valued, aggregating $141,597,122 and 6.50% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $39,468,757 of securities on loan (identified cost, $2,226,278,054)	$2,177,290,888
Cash	652
Receivable for investments sold	67,315,967
Receivable for fund shares sold	1,396,590
Interest and dividends receivable	1,787,287
Other assets	40,855
Total assets		$2,247,832,239
Liabilities
Payable for investments purchased	$55,484,456
Payable for fund shares reacquired	4,975,503
Collateral for securities loaned, at value (c)	40,037,641
Payable to affiliates
Management fee	78,318
Shareholder servicing costs	527,959
Distribution and service fees	35,064
Administrative services fee	1,521
Retirement plan administration and services fees	51
Payable for independent trustees’ compensation	105,820
Accrued expenses and other liabilities	368,789
Total liabilities		$101,615,122
Net assets		$2,146,217,117
Net assets consist of:
Paid-in capital	$3,318,075,242
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(48,987,128)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,122,425,979)
Accumulated net investment loss	(445,018)
Net assets		$2,146,217,117
Shares of beneficial interest outstanding		111,387,996

11

Statement of Assets and Liabilities (unaudited) – continued

Class A shares:
Net assets	$804,813,395
Shares outstanding	41,988,073
Net asset value per share		$19.17
Offering price per share (100 / 94.25 × net asset value per share)		$20.34
Class B shares:
Net assets	$235,779,229
Shares outstanding	12,987,433
Net asset value and offering price per share		$18.15
Class C shares:
Net assets	$97,380,974
Shares outstanding	5,364,234
Net asset value and offering price per share		$18.15
Class I shares
Net assets	$946,765,772
Shares outstanding	47,836,874
Net asset value, offering price, and redemption price per share		$19.79
Class W shares
Net assets	$378,107
Shares outstanding	19,628
Net asset value, offering price, and redemption price per share		$19.26
Class R shares:
Net assets	$1,965,157
Shares outstanding	103,265
Net asset value, offering price, and redemption price per share		$19.03
Class R1 shares:
Net assets	$2,430,292
Shares outstanding	134,272
Net asset value, offering price, and redemption price per share		$18.10
Class R2 shares
Net assets	$1,743,959
Shares outstanding	95,386
Net asset value, offering price, and redemption price per share		$18.28
Class R3 shares
Net assets	$9,283,031
Shares outstanding	491,712
Net asset value, offering price, and redemption price per share		$18.88

12

Statement of Assets and Liabilities (unaudited) – continued

Class R4 shares
Net assets	$3,643,977
Shares outstanding	190,360
Net asset value, offering price, and redemption price per share		$19.14
Class R5 shares
Net assets	$42,033,224
Shares outstanding	2,176,759
Net asset value, offering price, and redemption price per share		$19.31

(c)	Non-cash collateral is not included.

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$11,198,846
Interest	2,197,170
Foreign taxes withheld	(23,760)
Total investment income		$13,372,256
Expenses
Management fee	$8,155,878
Distribution and service fees	3,559,958
Shareholder servicing costs	1,878,498
Administrative services fee	165,587
Retirement plan administration and services fees	25,724
Independent trustees’ compensation	24,871
Custodian fee	191,013
Shareholder communications	85,846
Auditing fees	23,685
Legal fees	22,743
Miscellaneous	92,862
Total expenses		$14,226,665
Fees paid indirectly	(10,246)
Reduction of expenses by investment adviser	(502,528)
Net expenses		$13,713,891
Net investment loss		$(341,635)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$50,404,478
Foreign currency transactions	(36,672)
Net realized gain (loss) on investments and foreign currency transactions		$50,367,806
Change in unrealized appreciation (depreciation)
Investments	$(86,971,556)
Translation of assets and liabilities in foreign currencies	(69)
Net unrealized gain (loss) on investments and foreign currency translation		$(86,971,625)
Net realized and unrealized gain (loss) on investments and foreign currency		$(36,603,819)
Change in net assets from operations		$(36,945,454)

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/29/08 (unaudited)	Year ended 8/31/07

Change in net assets
From operations
Net investment loss	$(341,635)	$(2,457,741)
Net realized gain (loss) on investments and foreign currency transactions	50,367,806	264,355,416
Net unrealized gain (loss) on investments and foreign currency translation	(86,971,625)	(139,219,680)
Change in net assets from operations	$(36,945,454)	$122,677,995
Distributions declared to shareholders
From net realized gain on investments
Class A	$(34,441,598)	$(9,377,980)
Class B	(10,938,096)	(3,077,555)
Class C	(4,235,459)	(1,080,474)
Class I	(36,960,658)	(633,987)
Class W	(15,000)	(1,875)
Class R	(77,392)	(106,755)
Class R1	(115,039)	(10,327)
Class R2	(73,024)	(20,208)
Class R3	(378,532)	(40,449)
Class R4	(130,271)	(5,764)
Class R5	(1,655,694)	(670,116)
Total distributions declared to shareholders	$(89,020,763)	$(15,025,490)
Change in net assets from fund share transactions	$(143,085,998)	$1,535,385,457
Total change in net assets	$(269,052,215)	$1,643,037,962
Net assets
At beginning of period	2,415,269,332	772,231,370
At end of period (including accumulated net investment loss of $445,018 and $103,383, respectively)	$2,146,217,117	$2,415,269,332

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$20.35		$17.70	$16.82	$14.71	$14.41	$13.22
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.02)	$(0.05)	$(0.01)	$(0.07)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.37)		3.01	0.93	2.12	0.37	1.26
Total from investment operations	$(0.38)		$2.99	$0.88	$2.11	$0.30	$1.19
Less distributions declared to shareholders
From net realized gain on investments	$(0.80)		$(0.34)	$—	$—	$—	$—
Net asset value, end of period	$19.17		$20.35	$17.70	$16.82	$14.71	$14.41
Total return (%) (r)(s)(t)	(2.17	)(n)	17.07	5.23	14.34	2.08 (b)	9.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.33	1.44	1.38	1.41	1.42
Expenses after expense reductions (f)	1.21	(a)	1.25	1.34	1.28	1.36	N/A
Net investment loss	(0.07	)(a)	(0.11)	(0.31)	(0.08)	(0.47)	(0.52)
Portfolio turnover	127		329	245	184	261	312
Net assets at end of period (000 Omitted)	$804,813		$935,865	$504,761	$632,209	$404,511	$496,271

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$19.38		$16.98	$16.24	$14.30	$14.09	$13.01
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.14)	$(0.16)	$(0.11)	$(0.16)	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.36)		2.88	0.90	2.05	0.37	1.23
Total from investment operations	$(0.43)		$2.74	$0.74	$1.94	$0.21	$1.08
Less distributions declared to shareholders
From net realized gain on investments	$(0.80)		$(0.34)	$—	$—	$—	$—
Net asset value, end of period	$18.15		$19.38	$16.98	$16.24	$14.30	$14.09
Total return (%) (r)(s)(t)	(2.54	)(n)	16.31	4.56	13.57	1.49 (b)	8.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.98	2.09	2.03	2.05	2.07
Expenses after expense reductions (f)	1.86	(a)	1.90	1.99	1.93	2.00	N/A
Net investment loss	(0.72	)(a)	(0.77)	(0.96)	(0.73)	(1.11)	(1.18)
Portfolio turnover	127		329	245	184	261	312
Net assets at end of period (000 Omitted)	$235,779		$303,614	$162,868	$201,513	$138,226	$155,602

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$19.38		$16.98	$16.23	$14.30	$14.10	$13.02
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.14)	$(0.16)	$(0.11)	$(0.16)	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.36)		2.88	0.91	2.04	0.36	1.23
Total from investment operations	$(0.43)		$2.74	$0.75	$1.93	$0.20	$1.08
Less distributions declared to shareholders
From net realized gain on investments	$(0.80)		$(0.34)	$—	$—	$—	$—
Net asset value, end of period	$18.15		$19.38	$16.98	$16.23	$14.30	$14.10
Total return (%) (r)(s)(t)	(2.54	)(n)	16.31	4.62	13.50	1.42 (b)	8.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.98	2.09	2.03	2.05	2.07
Expenses after expense reductions (f)	1.86	(a)	1.90	1.99	1.93	2.00	N/A
Net investment loss	(0.72	)(a)	(0.76)	(0.96)	(0.69)	(1.12)	(1.18)
Portfolio turnover	127		329	245	184	261	312
Net assets at end of period (000 Omitted)	$97,381		$108,950	$58,523	$82,182	$91,225	$110,786

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class I			2007	2006		2005	2004	2003

Net asset value, beginning of period	$20.96		$18.15	$17.18		$14.98	$14.63	$13.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.01	$0.00	(w)	$0.05	$(0.02)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)		3.14	0.97		2.15	0.37	1.28
Total from investment operations	$(0.37)		$3.15	$0.97		$2.20	$0.35	$1.26
Less distributions declared to shareholders
From net realized gain on investments	$(0.80)		$(0.34)	$—		$—	$—	$—
Net asset value, end of period	$19.79		$20.96	$18.15		$17.18	$14.98	$14.63
Total return (%) (r)(s)	(2.06	)(n)	17.53	5.65		14.69	2.39 (b)	9.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.93	1.06		1.02	1.06	1.07
Expenses after expense reductions (f)	0.86	(a)	0.89	0.96		0.92	1.01	N/A
Net investment income (loss)	0.27	(a)	0.06	0.03		0.32	(0.11)	(0.16)
Portfolio turnover	127		329	245		184	261	312
Net assets at end of period (000 Omitted)	$946,766		$1,010,075	$34,998		$3,816	$4,136	$4,317

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class W			2007	2006 (i)

Net asset value, beginning of period	$20.43		$17.72	$18.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.05	$(0.00)	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		3.00	(0.63	)(g)
Total from investment operations	$(0.37)		$3.05	$(0.63)
Less distributions declared to shareholders
From net realized gain on investments	$(0.80)		$(0.34)	$—
Net asset value, end of period	$19.26		$20.43	$17.72
Total return (%) (r)(s)	(2.11	)(n)	17.39	(3.43	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.07	1.18	(a)
Expenses after expense reductions (f)	0.96	(a)	0.99	1.08	(a)
Net investment income (loss)	0.17	(a)	0.27	(0.03	)(a)
Portfolio turnover	127		329	245
Net assets at end of period (000 Omitted)	$378		$373	$97

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R			2007	2006	2005	2004	2003 (i)

Net asset value, beginning of period	$20.23		$17.62	$16.77	$14.69	$14.41	$12.35
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.05)	$(0.08)	$(0.04)	$(0.09)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.38)		3.00	0.93	2.12	0.37	2.14	(g)
Total from investment operations	$(0.40)		$2.95	$0.85	$2.08	$0.28	$2.06
Less distributions declared to shareholders
From net realized gain on investments	$(0.80)		$(0.34)	$—	$—	$—	$—
Net asset value, end of period	$19.03		$20.23	$17.62	$16.77	$14.69	$14.41
Total return (%) (r)(s)	(2.28	)(n)	16.92	5.07	14.16	1.94 (b)	16.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.49	1.59	1.54	1.56	1.65	(a)
Expenses after expense reductions (f)	1.35	(a)	1.40	1.49	1.44	1.51	N/A
Net investment loss	(0.17	)(a)	(0.25)	(0.46)	(0.25)	(0.60)	(0.82	)(a)
Portfolio turnover	127		329	245	184	261	312
Net assets at end of period (000 Omitted)	$1,965		$4,358	$5,735	$5,904	$3,266	$1,869

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$19.33		$16.95	$16.23	$15.35
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.15)	$(0.17)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.34)		2.87	0.89	0.96	(g)
Total from investment operations	$(0.43)		$2.72	$0.72	$0.88
Less distributions declared to shareholders
From net realized gain on investments	$(0.80)		$(0.34)	$—	$—
Net asset value, end of period	$18.10		$19.33	$16.95	$16.23
Total return (%) (r)(s)	(2.55	)(n)	16.22	4.44	5.73	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	2.12	2.28	2.35	(a)
Expenses after expense reductions (f)	1.97	(a)	2.00	2.09	2.25	(a)
Net investment loss	(0.87	)(a)	(0.89)	(1.07)	(1.21	)(a)
Portfolio turnover	127		329	245	184
Net assets at end of period (000 Omitted)	$2,430		$1,517	$506	$80

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R2			2007	2006	2005 (i)

Net asset value, beginning of period	$19.48		$17.03	$16.25	$15.35
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.10)	$(0.11)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.36)		2.89	0.89	0.94	(g)
Total from investment operations	$(0.40)		$2.79	$0.78	$0.90
Less distributions declared to shareholders
From net realized gain on investments	$(0.80)		$(0.34)	$—	$—
Net asset value, end of period	$18.28		$19.48	$17.03	$16.25
Total return (%) (r)(s)	(2.37	)(n)	16.56	4.80	5.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.83	1.97	2.04	(a)
Expenses after expense reductions (f)	1.53	(a)	1.65	1.73	1.94	(a)
Net investment loss	(0.40	)(a)	(0.54)	(0.67)	(0.67	)(a)
Portfolio turnover	127		329	245	184
Net assets at end of period (000 Omitted)	$1,744		$2,047	$2,598	$437

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R3			2007	2006	2005	2004 (i)

Net asset value, beginning of period	$20.08		$17.52	$16.70	$14.67	$14.63
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.07)	$(0.11)	$(0.06)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.36)		2.97	0.93	2.09	0.10	(g)
Total from investment operations	$(0.40)		$2.90	$0.82	$2.03	$0.04
Less distributions declared to shareholders
From net realized gain on investments	$(0.80)		$(0.34)	$—	$—	$—
Net asset value, end of period	$18.88		$20.08	$17.52	$16.70	$14.67
Total return (%) (r)(s)	(2.30	)(n)	16.73	4.91	13.84	0.27	(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.67	1.85	1.82	1.95	(a)
Expenses after expense reductions (f)	1.46	(a)	1.54	1.65	1.72	1.90	(a)
Net investment loss	(0.35	)(a)	(0.37)	(0.60)	(0.48)	(0.48	)(a)
Portfolio turnover	127		329	245	184	261
Net assets at end of period (000 Omitted)	$9,283		$5,728	$1,804	$774	$105

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R4			2007	2006	2005 (i)

Net asset value, beginning of period	$20.33		$17.69	$16.81	$15.85
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.38)		3.01	0.94	0.99	(g)
Total from investment operations	$(0.39)		$2.98	$0.88	$0.96
Less distributions declared to shareholders
From net realized gain on investments	$(0.80)		$(0.34)	$—	$—
Net asset value, end of period	$19.14		$20.33	$17.69	$16.81
Total return (%) (r)(s)	(2.22	)(n)	17.02	5.23	6.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.37	1.48	1.56	(a)
Expenses after expense reductions (f)	1.21	(a)	1.29	1.38	1.46	(a)
Net investment loss	(0.11	)(a)	(0.18)	(0.36)	(0.41	)(a)
Portfolio turnover	127		329	245	184
Net assets at end of period (000 Omitted)	$3,644		$1,641	$286	$53

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R5			2007	2006	2005 (i)

Net asset value, beginning of period	$20.47		$17.76	$16.83	$15.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.04	$(0.01)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.38)		3.01	0.94	0.99	(g)
Total from investment operations	$(0.36)		$3.05	$0.93	$0.98
Less distributions declared to shareholders
From net realized gain on investments	$(0.80)		$(0.34)	$—	$—
Net asset value, end of period	$19.31		$20.47	$17.76	$16.83
Total return (%) (r)(s)	(2.06	)(n)	17.35	5.53	6.18	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.08	1.19	1.26	(a)
Expenses after expense reductions (f)	0.93	(a)	0.99	1.09	1.16	(a)
Net investment income (loss)	0.20	(a)	0.21	(0.06)	(0.11	)(a)
Portfolio turnover	127		329	245	184
Net assets at end of period (000 Omitted)	$42,033		$41,102	$56	$53

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5) and May 1, 2006 (Class W) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Core Growth Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

27

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

28

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 29, 2008, the value of securities loaned was $39,468,757. These loans were collateralized by cash of $40,037,641 and U.S. Treasury obligations of $314,675.

29

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on September 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the

30

Notes to Financial Statements (unaudited) – continued

current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals and capital loss carryforward and wash sale loss deferrals assumed as a result of the acquisition of MFS Strategic Growth Fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

8/31/07
Ordinary income (including any short-term capital gains)	$5,724,957
Long-term capital gain	9,300,515
Total distributions	$15,025,940

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/08
Cost of investments	$2,240,740,745
Gross appreciation	53,913,446
Gross depreciation	(117,363,303)
Net unrealized appreciation (depreciation)	$(63,449,857)

31

Notes to Financial Statements (unaudited) – continued

As of 8/31/07 (x)
Undistributed ordinary income	86,501,945
Undistributed long-term capital gain	118,658,180
Capital loss carryforwards	(1,273,481,752)
Other temporary differences	(1,091,980)
Net unrealized appreciation (depreciation)	23,521,699

As of August 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/08	$ (113,007,075)
8/31/09	(804,990,883)
8/31/10	(325,450,819)
8/31/11	(30,032,975)
$(1,273,481,752)

(x)	Amounts were revised due to a change in the capital loss carryforwards utilized as of August 31, 2007.

The availability of a portion of the capital loss carryforwards for MFS Core Growth Fund and the capital loss carryforwards, which were acquired on June 22, 2007 in connection with the MFS Strategic Growth Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% on the first $1 billion of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 29, 2008, this waiver amounted to $497,268 and is reflected as a reduction of total expenses in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class. At February 29, 2008 the following expense limitations were in place:

Class A	Class B	Class C	Class I	Class R	Class R1	Class R2	Class R3	Class R4	Class R5	Class W
1.26%	1.91%	1.91%	0.91%	1.41%	2.01% (a)	1.41%	1.41%	1.16%	0.91%	1.01%

(a)	Effective March 1, 2008 Class R1’s operating expenses will not exceed 1.66 of the class’ average daily net assets.

This written agreement will continue through February 28, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended February 29, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $34,024 for the six months ended February 29, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$1,575,900
Class B	0.75%	0.25%	1.00%	1.00%	1,404,356
Class C	0.75%	0.25%	1.00%	1.00%	534,007
Class W	0.10%	—	0.10%	0.10%	195
Class R	0.25%	0.25%	0.50%	0.50%	7,686
Class R1(c)	0.50%	0.25%	0.75%	0.75%	8,972
Class R2	0.25%	0.25%	0.50%	0.50%	4,916
Class R3	0.25%	0.25%	0.50%	0.50%	20,268
Class R4	—	0.25%	0.25%	0.25%	3,658
Total Distribution and Service Fees					$3,559,958

33

Notes to Financial Statements (unaudited) – continued

(c)	Effective March 1, 2008, the distribution fee rate for Class R1 shares will be 0.75% and the total distribution plan rate will be 1.00%.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2008 based on each class’ average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2008, were as follows:

Amount
Class A	$525
Class B	132,376
Class C	3,627

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2008, the fee was $555,395, which equated to 0.0472% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $762,621. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 29, 2008, these costs for the fund amounted to $560,482 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed

34

Notes to Financial Statements (unaudited) – continued

amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.0141% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 29, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of Period through 12/31/07	Effective 1/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	0.35%	$4,187
Class R2	0.25%	—	0.18%	1,734
Class R3	0.15%	—	0.09%	3,809
Class R4	0.15%	—	0.09%	1,299
Class R5	0.10%	—	0.07%	14,695
Total Retirement Plan Administration and Services Fees				$25,724

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008, the annual retirement plan administration and services fee will be eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $329. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $2,653. Both amounts are included in independent trustees’ compensation for the six months ended February 29, 2008. The liability for deferred retirement

35

Notes to Financial Statements (unaudited) – continued

benefits payable to certain independent trustees under both plans amounted to $98,732 at February 29, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 29, 2008, the fee paid by the fund to Tarantino LLC was $9,395 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $5,260, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,917,689,752 and $3,171,367,883, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,952,196	$124,786,308	13,388,482	$265,485,268
Class B	416,750	8,201,465	1,246,753	23,851,828
Class C	378,731	7,448,338	460,974	8,552,816
Class I	2,259,181	47,909,433	1,004,669	21,159,042
Class W	1,214	25,000	12,717	244,000
Class R	70,732	1,504,908	172,019	3,447,183
Class R1	73,820	1,493,684	90,417	1,725,253
Class R2	28,388	581,290	145,455	2,713,258
Class R3	248,085	5,216,955	324,455	6,310,010
Class R4	114,694	2,424,692	84,633	1,689,361
Class R5	318,123	6,639,363	3,219,949	62,277,270
	9,861,914	$206,231,436	20,150,523	$397,455,289

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares issued in connection with acquisition of MFS Strategic Growth Fund
Class A			18,077,575	$367,990,280
Class B			8,840,345	171,558,817
Class C			2,911,887	56,507,733
Class I			46,332,267	970,428,170
Class W			—	—
Class R			7,671	155,258
Class R1			—	—
Class R2			1,774	34,596
Class R3			—	—
Class R4			6,710	136,434
Class R5			—	—
			76,178,229	$1,566,811,288
Shares issued to shareholders in reinvestment of distributions
Class A	1,409,142	$29,141,050	415,969	$7,845,189
Class B	521,430	10,230,443	158,310	2,855,925
Class C	170,247	3,338,549	43,991	793,595
Class I	1,731,990	36,960,668	32,730	633,987
Class W	331	6,875	99	1,875
Class R	2,057	42,245	4,942	92,701
Class R1	5,881	115,039	573	10,327
Class R2	3,699	73,024	1,117	20,208
Class R3	18,497	376,973	2,169	40,449
Class R4	6,309	130,271	306	5,764
Class R5	38,194	795,194	17,732	335,669
	3,907,777	$81,210,331	677,938	$12,635,689
Shares reacquired
Class A	(11,353,529)	$(238,103,443)	(14,418,252)	$(278,902,684)
Class B	(3,617,842)	(71,070,961)	(4,171,632)	(78,131,818)
Class C	(806,832)	(15,881,791)	(1,241,897)	(22,906,664)
Class I	(4,354,202)	(94,878,423)	(1,097,809)	(22,425,838)
Class W	(183)	(3,819)	—	—
Class R	(184,944)	(3,949,004)	(294,694)	(5,743,417)
Class R1	(23,911)	(448,493)	(42,344)	(782,282)
Class R2	(41,762)	(860,580)	(195,851)	(3,544,321)
Class R3	(60,082)	(1,231,114)	(144,372)	(2,747,709)
Class R4	(11,358)	(230,790)	(27,099)	(529,757)
Class R5	(187,368)	(3,869,347)	(1,233,025)	(25,802,319)
	(20,642,013)	$(430,527,765)	(22,866,975)	$(441,516,809)

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Net change
Class A	(3,992,191)	$(84,176,085)	17,463,774	$362,418,053
Class B	(2,679,662)	(52,639,053)	6,073,776	120,134,752
Class C	(257,854)	(5,094,904)	2,174,955	42,947,480
Class I	(363,031)	(10,008,322)	46,271,857	969,795,361
Class W	1,362	28,056	12,816	245,875
Class R	(112,155)	(2,401,851)	(110,062)	(2,048,275)
Class R1	55,790	1,160,230	48,646	953,298
Class R2	(9,675)	(206,266)	(47,505)	(776,259)
Class R3	206,500	4,362,814	182,252	3,602,750
Class R4	109,645	2,324,173	64,550	1,301,802
Class R5	168,949	3,565,210	2,004,656	36,810,620
	(6,872,322)	$(143,085,998)	74,139,715	$1,535,385,457

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 18%, 11%, 10% and 2% respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 29, 2008, the fund’s commitment fee and interest expense were $3,562 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Subsequent Event

On October 23, 2007 the Board of Trustees approved, on or about April 18, 2008, the conversion of Class R shares and Class R2 shares into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 will be renamed Class R2, Class R3, and Class R4, respectively.

38

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Core Growth Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the fund.

Number of Dollars
For	1,567,399.96
Against	0.00
Abstain	174,312.74
Total	1,741,712.70

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

40

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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M F S®
INVESTMENT MANAGEMENT

MFS® Core Equity Fund

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

2/29/08

RGI-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top ten holdings
Exxon Mobil Corp.	4.2%
Danaher Corp.	2.3%
Merck & Co., Inc.	2.2%
AT&T, Inc.	2.0%
International Business Machines Corp.	2.0%
Bank of America Corp.	1.9%
Altria Group, Inc.	1.8%
Marathon Oil Corp.	1.6%
BHP Billiton PLC	1.5%
JPMorgan Chase & Co.	1.5%

Equity sectors
Financial Services	17.7%
Technology	15.2%
Health Care	11.9%
Energy	11.8%
Industrial Goods & Services	9.3%
Utilities & Communications	8.0%
Consumer Staples	7.6%
Leisure	6.0%
Retailing	5.6%
Basic Materials	3.4%
Special Products & Services	1.7%
Autos & Housing	0.6%
Transportation	0.3%

Percentages are based on net assets as of 2/29/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2007 through February 29, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 through February 29, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/07	Ending Account Value 2/29/08	Expenses Paid During Period (p) 9/01/07-2/29/08
A	Actual	1.15%	$1,000.00	$919.30	$5.49
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
B	Actual	1.79%	$1,000.00	$916.17	$8.53
	Hypothetical (h)	1.79%	$1,000.00	$1,015.96	$8.97
C	Actual	1.80%	$1,000.00	$916.36	$8.58
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
I	Actual	0.80%	$1,000.00	$921.17	$3.82
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
R	Actual	1.28%	$1,000.00	$918.66	$6.11
	Hypothetical (h)	1.28%	$1,000.00	$1,018.50	$6.42
R1	Actual	1.90%	$1,000.00	$915.82	$9.05
	Hypothetical (h)	1.90%	$1,000.00	$1,015.42	$9.52
R2	Actual	1.46%	$1,000.00	$917.75	$6.96
	Hypothetical (h)	1.46%	$1,000.00	$1,017.60	$7.32
R3	Actual	1.40%	$1,000.00	$918.56	$6.68
	Hypothetical (h)	1.40%	$1,000.00	$1,017.90	$7.02
R4	Actual	1.15%	$1,000.00	$919.71	$5.49
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
R5	Actual	0.86%	$1,000.00	$920.88	$4.11
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.29, 1.30, 1.05 and 0.79 for Class R2, Class R3, Class R4, and Class R5 shares, respectively. The actual expenses paid during the period would have been approximately $6.17, $6.22, $5.03, and $3.78 and the hypothetical expenses paid during the period would have been approximately $6.49, $6.54, $5.29, and $3.98 for Class R2, Class R3, Class R4, and Class R5, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.80. The actual expenses paid during the period would have been approximately $8.60 and the hypothetical expenses paid during the period would have been approximately $9.05.

4

PORTFOLIO OF INVESTMENTS

2/29/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%

Issuer	Shares/Par	Value ($)

Aerospace - 2.9%
Lockheed Martin Corp.	95,290	$9,833,928
Rockwell Collins, Inc.	102,500	6,037,250
United Technologies Corp.	207,470	14,628,710

		$30,499,888
Airlines - 0.3%
Southwest Airlines Co. (l)	242,680	$2,975,257

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	93,050	$5,601,610
Quiksilver, Inc. (a)	298,340	2,685,060

		$8,286,670
Biotechnology - 1.3%
Genzyme Corp. (a)	200,251	$14,201,801

Broadcasting - 2.2%
News Corp., “A”	495,530	$9,122,707
Omnicom Group, Inc.	75,320	3,364,544
Walt Disney Co.	320,880	10,399,721

		$22,886,972
Brokerage & Asset Managers - 2.6%
Affiliated Managers Group, Inc. (a)(l)	23,960	$2,308,546
Deutsche Boerse AG	29,020	4,535,542
Goldman Sachs Group, Inc.	48,310	8,194,825
ICAP PLC	83,890	1,043,612
Invesco Ltd.	88,750	2,272,888
Merrill Lynch & Co., Inc.	122,450	6,068,622
TD AMERITRADE Holding Corp. (a)(l)	183,450	3,357,135

		$27,781,170
Business Services - 1.0%
Amdocs Ltd. (a)	82,830	$2,567,730
Fidelity National Information Services, Inc.	110,500	4,584,645
Satyam Computer Services Ltd., ADR (l)	152,140	3,800,457

		$10,952,832

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.7%
Comcast Corp., “Special A”	217,250	$4,203,788
Time Warner Cable, Inc. (a)	102,630	2,801,799

		$7,005,587
Chemicals - 0.9%
3M Co.	52,760	$4,136,384
PPG Industries, Inc.	79,630	4,935,467

		$9,071,851
Computer Software - 4.1%
ACI Worldwide, Inc. (a)(l)	175,930	$3,106,924
CommVault Systems, Inc. (a)(l)	199,564	2,793,896
MicroStrategy, Inc., “A” (a)	78,900	5,248,428
MSC Software Corp. (a)(l)	1,131,140	14,331,544
Oracle Corp. (a)	539,760	10,147,488
VeriSign, Inc. (a)	229,125	7,973,550

		$43,601,830
Computer Software - Systems - 4.5%
Cray, Inc. (a)	796,600	$3,751,986
EMC Corp. (a)(l)	485,760	7,548,710
Hewlett-Packard Co.	127,570	6,094,019
International Business Machines Corp.	183,440	20,886,478
Network Appliance, Inc. (a)	416,979	9,015,086

		$47,296,279
Construction - 0.6%
NVR, Inc. (a)	3,730	$2,016,736
Pulte Homes, Inc.	149,650	2,026,261
Sherwin-Williams Co.	50,920	2,636,638

		$6,679,635
Consumer Goods & Services - 3.1%
Colgate-Palmolive Co.	102,390	$7,790,855
Estee Lauder Cos., Inc., “A” (l)	127,860	5,444,279
New Oriental Education & Technology Group, Inc., ADR (a)(l)	121,760	7,591,736
Procter & Gamble Co.	177,950	11,776,731

		$32,603,601
Electrical Equipment - 3.4%
Danaher Corp.	331,830	$24,605,195
Rockwell Automation, Inc.	156,750	8,575,793

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
WESCO International, Inc. (a)(l)	77,060	$3,082,400

		$36,263,388
Electronics - 3.3%
Flextronics International Ltd. (a)	471,123	$4,777,187
Hittite Microwave Corp. (a)	81,950	2,713,365
Intel Corp.	623,370	12,436,232
KLA-Tencor Corp. (l)	64,220	2,697,882
Marvell Technology Group Ltd. (a)(l)	361,120	4,084,267
National Semiconductor Corp. (l)	151,150	2,489,441
PLX Technology, Inc. (a)(l)	313,720	2,026,631
SanDisk Corp. (a)(l)	145,310	3,422,051

		$34,647,056
Energy - Independent - 1.8%
Apache Corp.	89,000	$10,209,190
Peabody Energy Corp.	48,760	2,760,791
XTO Energy, Inc.	100,800	6,220,368

		$19,190,349
Energy - Integrated - 7.1%
Exxon Mobil Corp.	513,702	$44,697,211
Hess Corp.	146,280	13,630,370
Marathon Oil Corp.	307,820	16,363,711

		$74,691,292
Engineering - Construction - 0.9%
Fluor Corp.	32,650	$4,546,513
North American Energy Partners, Inc. (a)	275,150	4,561,987

		$9,108,500
Food & Beverages - 3.5%
Dean Foods Co. (l)	222,700	$4,792,504
Diamond Foods, Inc.	121,300	1,989,320
General Mills, Inc.	116,730	6,535,713
Hain Celestial Group, Inc. (a)	136,030	3,672,810
Kellogg Co.	125,850	6,383,112
PepsiCo, Inc.	187,859	13,067,472

		$36,440,931
Food & Drug Stores - 1.1%
CVS Caremark Corp.	298,980	$12,072,812

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 1.0%
International Game Technology	80,570	$3,637,736
Melco PBL Entertainment (Macau) Ltd., ADR (a)	98,600	1,191,088
MGM Mirage (a)	10,753	662,277
Penn National Gaming, Inc. (a)	25,840	1,184,247
Royal Caribbean Cruises Ltd. (l)	103,440	3,621,434

		$10,296,782
General Merchandise - 1.3%
99 Cents Only Stores (a)(l)	300,930	$2,795,640
Kohl’s Corp. (a)	57,330	2,547,745
Macy’s, Inc.	185,970	4,589,740
Stage Stores, Inc. (l)	263,865	3,340,531

		$13,273,656
Health Maintenance Organizations - 1.2%
CIGNA Corp.	145,550	$6,488,619
WellPoint, Inc. (a)	81,830	5,734,646

		$12,223,265
Insurance - 4.5%
Allied World Assurance Co. Holdings Ltd.	154,520	$6,729,346
Chubb Corp.	285,510	14,532,459
Genworth Financial, Inc., “A”	179,810	4,167,996
Hartford Financial Services Group, Inc.	158,170	11,056,083
MetLife, Inc.	108,920	6,345,679
Prudential Financial, Inc.	62,590	4,567,192

		$47,398,755
Internet - 1.1%
Google, Inc., “A” (a)	22,460	$10,582,703
TechTarget, Inc. (a)	117,340	1,363,491

		$11,946,194
Leisure & Toys - 0.9%
THQ, Inc. (a)(l)	195,380	$3,655,560
Ubisoft Entertainment S.A. (a)	65,927	5,527,629

		$9,183,189
Machinery & Tools - 2.1%
Bucyrus International, Inc., “A” (l)	48,680	$4,862,158
Eaton Corp.	29,500	2,378,585
Flowserve Corp.	24,510	2,669,139
Ingersoll-Rand Co. Ltd., “A”	192,990	8,078,561

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Timken Co.	133,320	$4,016,932

		$22,005,375
Major Banks - 6.8%
Bank of America Corp.	508,190	$20,195,471
Bank of New York Mellon Corp.	210,188	9,220,948
JPMorgan Chase & Co.	386,170	15,697,811
State Street Corp.	139,790	10,980,505
UnionBanCal Corp. (l)	119,070	5,545,090
Wells Fargo & Co.	349,150	10,205,655

		$71,845,480
Medical & Health Technology & Services - 0.5%
DaVita, Inc. (a)	21,010	$1,042,726
MWI Veterinary Supply, Inc. (a)(l)	135,512	4,719,883

		$5,762,609
Medical Equipment - 3.7%
Advanced Medical Optics, Inc. (a)(l)	260,550	$5,961,384
Aspect Medical Systems, Inc. (a)(l)	394,440	4,918,667
Boston Scientific Corp. (a)	1,069,390	13,463,620
Conceptus, Inc. (a)(l)	246,680	4,208,361
Cooper Cos., Inc. (l)	161,940	5,536,729
Cyberonics, Inc. (a)(l)	204,160	2,633,664
NxStage Medical, Inc. (a)(l)	382,680	2,265,466

		$38,987,891
Metals & Mining - 1.5%
BHP Billiton PLC	503,950	$16,255,522

Natural Gas - Distribution - 1.0%
Questar Corp. (l)	101,560	$5,611,190
Sempra Energy	91,250	4,848,113

		$10,459,303
Natural Gas - Pipeline - 0.5%
Williams Cos., Inc.	154,020	$5,547,800

Network & Telecom - 2.2%
Cisco Systems, Inc. (a)	370,290	$9,023,967
NICE Systems Ltd., ADR (a)(l)	161,904	5,226,261
Polycom, Inc. (a)	156,950	3,421,510
Research in Motion Ltd. (a)	20,670	2,145,546

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - continued
Sonus Networks, Inc. (a)(l)	958,700	$3,182,884

		$23,000,168
Oil Services - 2.9%
Exterran Holdings, Inc. (a)(l)	51,580	$3,592,547
Halliburton Co.	301,850	11,560,855
National Oilwell Varco, Inc. (a)	44,090	2,746,807
Natural Gas Services Group, Inc. (a)	71,500	1,601,600
Noble Corp.	185,330	9,108,970
TETRA Technologies, Inc. (a)	112,390	1,930,860

		$30,541,639
Other Banks & Diversified Financials - 1.9%
American Express Co.	160,530	$6,790,419
Euro Dekania Ltd. (a)(z)	492,120	7,065,093
New York Community Bancorp, Inc. (l)	355,350	5,802,866

		$19,658,378
Pharmaceuticals - 5.2%
Abbott Laboratories	246,650	$13,208,108
Merck & Co., Inc.	526,160	23,308,888
Schering-Plough Corp.	509,890	11,064,613
Warner Chilcott Ltd., “A” (a)(l)	211,160	3,562,269
Wyeth	76,110	3,319,918

		$54,463,796
Real Estate - 1.9%
Mack-Cali Realty Corp., REIT	415,980	$14,347,150
Maguire Properties, Inc., REIT (l)	244,490	5,554,813

		$19,901,963
Restaurants - 1.2%
Panera Bread Co., “A” (a)(l)	120,860	$4,516,538
Red Robin Gourmet Burgers, Inc. (a)(l)	157,300	5,242,809
Texas Roadhouse, Inc., “A” (a)(l)	284,470	2,645,571

		$12,404,918
Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	51,440	$4,698,015
Praxair, Inc.	73,860	5,929,481

		$10,627,496

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 2.4%
CarMax, Inc. (a)(l)	173,740	$3,189,866
Dick’s Sporting Goods, Inc. (a)(l)	202,850	5,594,603
Ethan Allen Interiors, Inc. (l)	61,080	1,663,819
Nordstrom, Inc.	135,700	5,024,971
PetSmart, Inc. (l)	167,820	3,613,165
Staples, Inc.	165,900	3,691,275
Zumiez, Inc. (a)(l)	119,480	2,100,458

		$24,878,157
Telecommunications - Wireless - 0.6%
Rogers Communications, Inc., “B”	171,500	$6,777,656

Telephone Services - 2.5%
AT&T, Inc.	618,130	$21,529,468
Embarq Corp.	90,780	3,807,313
Qwest Communications International, Inc. (l)	283,100	1,528,740

		$26,865,521
Tobacco - 1.7%
Altria Group, Inc.	252,540	$18,470,776

Utilities - Electric Power - 3.4%
American Electric Power Co., Inc.	160,560	$6,570,115
DPL, Inc.	207,360	5,289,754
Entergy Corp.	50,010	5,138,027
NRG Energy, Inc. (l)	181,530	7,491,743
Public Service Enterprise Group, Inc.	140,860	6,211,926
Westar Energy, Inc. (l)	235,090	5,343,592

		$36,045,157
Total Common Stocks (Identified Cost, $1,098,142,577)		$1,045,079,147

11

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 11.9%
Issuer	Shares/Par	Value ($)
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	125,406,056	$125,406,056
Total Investments (Identified Cost, $1,223,548,633) (k)		$1,170,485,203

Other Assets, Less Liabilities - (11.0)%		(115,609,840)
Net Assets - 100.0%		$1,054,875,363

(a)	Non-income producing security.
(k)	As of February 29, 2008, the fund had five securities that were fair valued, aggregating $34,427,398 and 2.94% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Euro Dekania Ltd.	3/08/07-6/25/07	$7,015,361	$7,065,093
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $127,006,070 of securities on loan (identified cost, $1,223,548,633)	$1,170,485,203
Receivable for investments sold	16,904,127
Receivable for fund shares sold	356,502
Interest and dividends receivable	1,766,076
Other assets	19,158
Total assets		$1,189,531,066
Liabilities
Payable to custodian	$5,420,207
Payable for investments purchased	1,055,825
Payable for fund shares reacquired	2,216,469
Collateral for securities loaned, at value (c)	125,406,056
Payable to affiliates
Management fee	35,497
Distribution and service fees	32,074
Administrative services fee	784
Retirement plan administration and services fees	79
Payable for independent trustees’ compensation	237,101
Accrued expenses and other liabilities	251,611
Total liabilities		$134,655,703
Net assets		$1,054,875,363
Net assets consist of:
Paid-in capital	$3,408,770,053
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(53,032,969)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,302,563,679)
Undistributed net investment income	1,701,958
Net assets		$1,054,875,363
Shares of beneficial interest outstanding		63,898,184

13

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$662,909,675
Shares outstanding	39,193,271
Net asset value per share		$16.91
Offering price per share (100 / 94.25 × net asset value per share)		$17.94
Class B shares
Net assets	$229,480,733
Shares outstanding	14,663,141
Net asset value and offering price per share		$15.65
Class C shares
Net assets	$87,397,230
Shares outstanding	5,609,771
Net asset value and offering price per share		$15.58
Class I shares
Net assets	$23,629,461
Shares outstanding	1,342,533
Net asset value, offering price, and redemption price per share		$17.60
Class R shares
Net assets	$1,890,522
Shares outstanding	112,794
Net asset value, offering price, and redemption price per share		$16.76
Class R1 shares
Net assets	$3,863,997
Shares outstanding	247,960
Net asset value, offering price, and redemption price per share		$15.58
Class R2 shares
Net assets	$2,098,249
Shares outstanding	133,031
Net asset value, offering price, and redemption price per share		$15.77
Class R3 shares
Net assets	$13,947,630
Shares outstanding	839,364
Net asset value, offering price, and redemption price per share		$16.62
Class R4 shares
Net assets	$29,597,244
Shares outstanding	1,752,765
Net asset value, offering price, and redemption price per share		$16.89
Class R5 shares
Net assets	$60,622
Shares outstanding	3,554
Net asset value, offering price, and redemption price per share		$17.06

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(c)	Non-cash collateral not included.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$9,478,355
Income on securities loaned	519,391
Interest	133,197
Foreign taxes withheld	(13,305)
Total investment income		$10,117,638
Expenses
Management fee	$3,589,687
Distribution and service fees	3,352,906
Shareholder servicing costs	830,775
Administrative services fee	89,771
Retirement plan administration and services fees	31,357
Independent trustees’ compensation	13,199
Custodian fee	118,953
Shareholder communications	70,208
Auditing fees	23,414
Legal fees	11,213
Miscellaneous	74,908
Total expenses		$8,206,391
Fees paid indirectly	(5,456)
Reduction of expenses by investment adviser	(2,723)
Net expenses		$8,198,212
Net investment income		$1,919,426
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(28,502,119)
Foreign currency transactions	5,008
Net realized gain (loss) on investments and foreign currency transactions		$(28,497,111)
Change in unrealized appreciation (depreciation)
Investments	$(68,365,433)
Translation of assets and liabilities in foreign currencies	34,077
Net unrealized gain (loss) on investments and foreign currency translation		$(68,331,356)
Net realized and unrealized gain (loss) on investments and foreign currency		$(96,828,467)
Change in net assets from operations		$(94,909,041)

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/29/08 (unaudited)	Year ended 8/31/07
Change in net assets
From operations
Net investment income	$1,919,426	$84,182
Net realized gain (loss) on investments and foreign currency transactions	(28,497,111)	114,285,109
Net unrealized gain (loss) on investments and foreign currency translation	(68,331,356)	(101,717,953)
Change in net assets from operations	$(94,909,041)	$12,651,338
Distributions declared to shareholders
From net realized gain on investments
Class A	$(55,958,980)	$(10,891,644)
Class B	(22,499,641)	(3,614,424)
Class C	(8,053,425)	(1,273,576)
Class I	(1,831,049)	(376,619)
Class R	(183,230)	(399,070)
Class R1	(329,794)	(34,465)
Class R2	(159,753)	(64,230)
Class R3	(1,031,345)	(96,597)
Class R4	(2,393,639)	(1,876,812)
Class R5	(4,832)	(4,256)
Total distributions declared to shareholders	$(92,445,688)	$(18,631,693)
Change in net assets from fund share transactions	$(36,511,916)	$1,037,237,225
Total change in net assets	$(223,866,645)	$1,031,256,870
Net assets
At beginning of period	1,278,742,008	247,485,138
At end of period (including undistributed net investment income of $1,701,958 and accumulated net investment loss of $217,468)	$1,054,875,363	$1,278,742,008

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class A			2007	2006	2005	2004		2003

Net asset value, beginning of period	$19.83		$18.17	$17.88	$15.35	$13.97		$12.51
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.04	$0.03	$0.03	$0.03		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.51)		3.01	1.06	2.50	1.35		1.42
Total from investment operations	$(1.46)		$3.05	$1.09	$2.53	$1.38		$1.46
Less distributions declared to shareholders
From net realized gain on investments	$(1.46)		$(1.39)	$(0.80)	$—	$—		$—
Net asset value, end of period	$16.91		$19.83	$18.17	$17.88	$15.35		$13.97
Total return (%) (r)(s)(t)	(8.07	)(n)	17.26	6.25	16.48	9.88	(b)	11.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.26	1.37	1.41	1.38		1.47
Expenses after expense reductions (f)	1.15	(a)	1.26	1.36	1.41	1.38		N/A
Net investment income	0.52	(a)	0.22	0.15	0.17	0.22		0.29
Portfolio turnover	43		283	138	81	116		121
Net assets at end of period (000 Omitted)	$662,910		$766,202	$146,355	$141,808	$67,415		$53,704

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$18.52		$17.16	$17.03	$14.71	$13.48	$12.14
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.08)	$(0.09)	$(0.08)	$(0.06)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.40)		2.83	1.02	2.40	1.29	1.38
Total from investment operations	$(1.41)		$2.75	$0.93	$2.32	$1.23	$1.34
Less distributions declared to shareholders
From net realized gain on investments	$(1.46)		$(1.39)	$(0.80)	$—	$—	$—
Net asset value, end of period	$15.65		$18.52	$17.16	$17.03	$14.71	$13.48
Total return (%) (r)(s)(t)	(8.38	)(n)	16.49	5.60	15.77	9.12 (b)	11.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.90	2.02	2.06	2.02	2.12
Expenses after expense reductions (f)	1.79	(a)	1.90	2.02	2.06	2.02	N/A
Net investment loss	(0.13	)(a)	(0.46)	(0.50)	(0.47)	(0.43)	(0.36)
Portfolio turnover	43		283	138	81	116	121
Net assets at end of period (000 Omitted)	$229,481		$325,525	$49,192	$71,088	$73,395	$75,007

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$18.44		$17.09	$16.97	$14.66	$13.43	$12.10
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.08)	$(0.09)	$(0.08)	$(0.06)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.39)		2.82	1.01	2.39	1.29	1.37
Total from investment operations	$(1.40)		$2.74	$0.92	$2.31	$1.23	$1.33
Less distributions declared to shareholders
From net realized gain on investments	$(1.46)		$(1.39)	$(0.80)	$—	$—	$—
Net asset value, end of period	$15.58		$18.44	$17.09	$16.97	$14.66	$13.43
Total return (%) (r)(s)(t)	(8.36	)(n)	16.50	5.56	15.76	9.16 (b)	10.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.90	2.02	2.06	2.02	2.12
Expenses after expense reductions (f)	1.80	(a)	1.90	2.02	2.06	2.02	N/A
Net investment loss	(0.13	)(a)	(0.45)	(0.50)	(0.48)	(0.43)	(0.35)
Portfolio turnover	43		283	138	81	116	121
Net assets at end of period (000 Omitted)	$87,397		$107,948	$16,613	$17,898	$15,990	$15,325

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class I			2007	2006	2005	2004		2003

Net asset value, beginning of period	$20.54		$18.72	$18.33	$15.68	$14.22		$12.69
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.11	$0.09	$0.09	$0.09		$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(1.57)		3.10	1.10	2.56	1.37		1.45
Total from investment operations	$(1.48)		$3.21	$1.19	$2.65	$1.46		$1.53
Less distributions declared to shareholders
From net realized gain on investments	$(1.46)		$(1.39)	$(0.80)	$—	$—		$—
Net asset value, end of period	$17.60		$20.54	$18.72	$18.33	$15.68		$14.22
Total return (%) (r)(s)	(7.88	)(n)	17.63	6.66	16.90	10.27	(b)	12.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.92	1.01	1.09	1.03		1.12
Expenses after expense reductions (f)	0.80	(a)	0.92	1.01	1.09	1.03		N/A
Net investment income	0.88	(a)	0.58	0.50	0.51	0.56		0.65
Portfolio turnover	43		283	138	81	116		121
Net assets at end of period (000 Omitted)	$23,629		$27,544	$4,763	$3,170	$460		$398

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R			2007	2006		2005		2004		2003 (i)

Net asset value, beginning of period	$19.68		$18.06	$17.80		$15.31		$13.96		$11.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.03	$0.00	(w)	$0.00	(w)	$0.02		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.50)		2.98	1.06		2.49		1.33		1.98	(g)
Total from investment operations	$(1.46)		$3.01	$1.06		$2.49		$1.35		$1.98
Less distributions declared to shareholders
From net realized gain on investments	$(1.46)		$(1.39)	$(0.80)		$—		$—		$—
Net asset value, end of period	$16.76		$19.68	$18.06		$17.80		$15.31		$13.96
Total return (%) (r)(s)	(8.13	)(n)	17.14	6.11		16.26		9.67	(b)	16.53	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.45	1.51		1.56		1.49		1.74	(a)
Expenses after expense reductions (f)	1.28	(a)	1.45	1.51		1.56		1.49		N/A
Net investment income (loss)	0.41	(a)	0.14	0.00	(w)	0.03		0.13		(0.04	)(a)
Portfolio turnover	43		283	138		81		116		121
Net assets at end of period (000 Omitted)	$1,891		$5,933	$5,446		$5,888		$3,030		$17

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$18.45		$17.11	$17.01	$16.25
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.09)	$(0.10)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.39)		2.82	1.00	0.80	(g)
Total from investment operations	$(1.41)		$2.73	$0.90	$0.76
Less distributions declared to shareholders
From net realized gain on investments	$(1.46)		$(1.39)	$(0.80)	$—
Net asset value, end of period	$15.58		$18.45	$17.11	$17.01
Total return (%) (r)(s)	(8.42	)(n)	16.42	5.43	4.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	2.05	2.20	2.23	(a)
Expenses after expense reductions (f)	1.90	(a)	2.02	2.11	2.23	(a)
Net investment loss	(0.25	)(a)	(0.51)	(0.61)	(0.63	)(a)
Portfolio turnover	43		283	138	81
Net assets at end of period (000 Omitted)	$3,864		$2,543	$441	$55

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R2			2007	2006	2005 (i)

Net asset value, beginning of period	$18.62		$17.20	$17.03	$16.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.02)	$(0.05)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.41)		2.83	1.02	0.80	(g)
Total from investment operations	$(1.39)		$2.81	$0.97	$0.78
Less distributions declared to shareholders
From net realized gain on investments	$(1.46)		$(1.39)	$(0.80)	$—
Net asset value, end of period	$15.77		$18.62	$17.20	$17.03
Total return (%) (r)(s)	(8.22	)(n)	16.81	5.85	4.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.78	1.90	1.93	(a)
Expenses after expense reductions (f)	1.46	(a)	1.70	1.75	1.93	(a)
Net investment income (loss)	0.20	(a)	(0.11)	(0.29)	(0.33	)(a)
Portfolio turnover	43		283	138	81
Net assets at end of period (000 Omitted)	$2,098		$1,528	$780	$52

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R3			2007	2006	2005	2004 (i)

Net asset value, beginning of period	$19.53		$17.97	$17.74	$15.29	$14.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.01)	$(0.03)	$(0.04)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.47)		2.96	1.06	2.49	0.69	(g)
Total from investment operations	$(1.45)		$2.95	$1.03	$2.45	$0.72
Less distributions declared to shareholders
From net realized gain on investments	$(1.46)		$(1.39)	$(0.80)	$—	$—
Net asset value, end of period	$16.62		$19.53	$17.97	$17.74	$15.29
Total return (%) (r)(s)	(8.14	)(n)	16.88	5.96	16.02	4.94	(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.61	1.77	1.81	1.80	(a)
Expenses after expense reductions (f)	1.40	(a)	1.58	1.67	1.81	1.80	(a)
Net investment income (loss)	0.26	(a)	(0.05)	(0.15)	(0.22)	0.27	(a)
Portfolio turnover	43		283	138	81	116
Net assets at end of period (000 Omitted)	$13,948		$9,492	$1,193	$948	$616

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R4			2007	2006	2005 (i)

Net asset value, beginning of period	$19.80		$18.15	$17.88	$17.02
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.05	$0.05	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.50)		2.99	1.02	0.85	(g)
Total from investment operations	$(1.45)		$3.04	$1.07	$0.86
Less distributions declared to shareholders
From net realized gain on investments	$(1.46)		$(1.39)	$(0.80)	$—
Net asset value, end of period	$16.89		$19.80	$18.15	$17.88
Total return (%) (r)(s)	(8.03	)(n)	17.22	6.14	5.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.36	1.37	1.43	(a)
Expenses after expense reductions (f)	1.15	(a)	1.36	1.37	1.43	(a)
Net investment income	0.52	(a)	0.24	0.27	0.17	(a)
Portfolio turnover	43		283	138	81
Net assets at end of period (000 Omitted)	$29,597		$31,963	$22,646	$53

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R5			2007	2006	2005 (i)

Net asset value, beginning of period	$19.96		$18.24	$17.90	$17.02
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.11	$0.07	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.52)		3.00	1.07	0.85	(g)
Total from investment operations	$(1.44)		$3.11	$1.14	$0.88
Less distributions declared to shareholders
From net realized gain on investments	$(1.46)		$(1.39)	$(0.80)	$—
Net asset value, end of period	$17.06		$19.96	$18.24	$17.90
Total return (%) (r)(s)	(7.91	)(n)	17.54	6.54	5.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	1.06	1.12	1.13	(a)
Expenses after expense reductions (f)	0.86	(a)	1.06	1.12	1.13	(a)
Net investment income	0.81	(a)	0.55	0.40	0.47	(a)
Portfolio turnover	43		283	138	81
Net assets at end of period (000 Omitted)	$61		$66	$56	$53

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Core Equity Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

27

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

28

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 29, 2008, the value of securities loaned was $127,006,070. These loans were collateralized by cash of $125,406,056 and U.S. Treasury obligations of $4,977,174.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising

29

Notes to Financial Statements (unaudited) – continued

out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on September 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

30

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and capital loss carryforward and wash sale deferrals assumed as a result of the acquisition of MFS Capital Opportunities Fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

8/31/07
Ordinary income (including any short-term capital gains)	$5,799,254
Long-term capital gain	12,832,439
Total distributions	$18,631,693

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/08
Cost of investments	$1,228,267,118
Gross appreciation	49,204,047
Gross depreciation	(106,985,962)
Net unrealized appreciation (depreciation)	$(57,781,915)

As of 8/31/07
Undistributed ordinary income	17,431,786
Undistributed long-term capital gain	74,982,219
Capital loss carryforwards	(2,269,307,497)
Other temporary differences	(229,987)
Net unrealized appreciation (depreciation)	10,583,518

The aggregate cost above includes prior fiscal year end tax adjustments.

31

Notes to Financial Statements (unaudited) – continued

As of February 29, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/08	$ (598,681,443)
8/31/09	(1,596,472,098)
8/31/10	(74,153,956)
$(2,269,307,497)

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 in connection with the MFS Capital Opportunities Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Average daily net assets in excess of $500 million	0.55%

The management fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class. At February 29, 2008, the following expense limitations were in place:

Class A	Class B	Class C	Class I	Class R	Class R1	Class R2	Class R3	Class R4	Class R5
1.21%	1.86%	1.86%	0.86%	1.36%	1.96% (a)	1.36%	1.36%	1.11%	0.86%

(a)	Effective March 1, 2008 Class R1’s operating expenses will not exceed 1.86% of the class’ average daily net assets.

This written agreement will continue through February 28, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended February 29, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

32

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,902 for the six months ended February 29, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund. The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$1,304,153
Class B	0.75%	0.25%	1.00%	1.00%	1,441,207
Class C	0.75%	0.25%	1.00%	1.00%	506,243
Class R	0.25%	0.25%	0.50%	0.50%	8,114
Class R1 (c)	0.50%	0.25%	0.75%	0.75%	14,148
Class R2	0.25%	0.25%	0.50%	0.50%	5,072
Class R3	0.25%	0.25%	0.50%	0.50%	33,546
Class R4	—	0.25%	0.25%	0.25%	40,423
Total Distribution and Service Fees					$3,352,906

(c)	Effective March 1, 2008, the distribution fee rate for Class R1 shares will be 0.75% and the total distribution plan rate will be 1.00%.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2008 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to October 1, 1989 with respect to shares that were acquired as part of the reorganization of MFS Capital Opportunities Fund into MFS Core Equity Fund are subject to a service fee of 0.15% annually.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2008, were as follows:

Amount
Class A	$1,623
Class B	85,901
Class C	4,357

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as

33

Notes to Financial Statements (unaudited) – continued

shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2008, the fee was $353,852, which equated to 0.0583% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $476,923. The fund may also pay shareholder servicing related costs directly to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 29, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/1/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	0.35%	$6,603
Class R2	0.25%	—	0.16%	1,652
Class R3	0.15%	—	0.10%	6,471
Class R4	0.15%	—	0.10%	16,608
Class R5	0.10%	—	0.07%	23
Total Retirement Plan Administration and Services Fees				$31,357

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008, the annual retirement plan administration and services fee will be eliminated for Class R1 shares.

34

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $684, which is included in independent trustees’ compensation for the six months ended February 29, 2008. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $23,920 which is included in miscellaneous expense for the six months ended February 29, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $233,459 at February 29, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 29, 2008, the fee paid by the fund to Tarantino LLC was $4,894 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $2,723, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $519,799,480 and $651,726,456, respectively.

35

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,695,581	$132,072,687	7,381,576	$149,818,565
Class B	330,499	5,971,925	1,701,468	32,486,236
Class C	223,720	3,992,844	292,928	5,442,264
Class I	1,022,305	21,623,306	961,921	20,405,548
Class R	129,735	2,538,335	266,922	5,440,639
Class R1	136,031	2,520,451	149,688	2,801,842
Class R2	50,971	942,302	46,945	860,796
Class R3	442,014	8,651,850	524,954	10,284,549
Class R4	203,358	3,956,230	830,328	16,026,749
Class R5	—	—	—	—
	9,234,214	$182,269,930	12,156,730	$243,567,188
Shares issued in connection with acquisition of MFS Capital Opportunities Fund
Class A			29,207,075	$592,904,669
Class B			15,751,262	298,888,929
Class C			5,090,987	96,202,011
Class I			186,848	3,926,430
Class R			1,495	30,134
Class R1			—	—
Class R2			1,572	29,984
Class R3			—	—
Class R4			—	—
Class R5			—	—
			50,239,239	$991,982,157
Shares issued to shareholders in reinvestment of distributions
Class A	2,764,142	$51,882,942	552,563	$10,288,726
Class B	1,200,579	20,890,083	183,403	3,202,212
Class C	395,196	6,844,787	61,738	1,073,622
Class I	89,117	1,739,557	16,270	312,870
Class R	9,846	183,230	21,583	399,070
Class R1	19,030	329,794	1,980	34,465
Class R2	9,118	159,753	3,664	64,230
Class R3	55,899	1,031,345	5,148	94,569
Class R4	127,729	2,393,639	100,759	1,873,116
Class R5	255	4,832	228	4,256
	4,670,911	$85,459,962	947,336	$17,347,136

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(8,898,527)	$(172,649,674)	(6,562,526)	$(129,813,745)
Class B	(4,448,861)	(79,112,365)	(2,922,613)	(54,284,021)
Class C	(863,481)	(15,320,493)	(563,543)	(10,346,548)
Class I	(1,109,582)	(23,354,846)	(78,815)	(1,615,830)
Class R	(328,233)	(6,550,160)	(290,050)	(5,664,197)
Class R1	(44,904)	(757,116)	(39,628)	(717,849)
Class R2	(9,146)	(160,189)	(15,425)	(280,707)
Class R3	(144,502)	(2,686,136)	(110,566)	(2,111,539)
Class R4	(192,386)	(3,650,829)	(564,466)	(10,824,820)
Class R5	—	—	—	—
	(16,039,622)	$(304,241,808)	(11,147,632)	$(215,659,256)
Net change
Class A	561,196	$11,305,955	30,578,688	$623,198,215
Class B	(2,917,783)	(52,250,357)	14,713,520	280,293,356
Class C	(244,565)	(4,482,862)	4,882,110	92,371,349
Class I	1,840	8,017	1,086,224	23,029,018
Class R	(188,652)	(3,828,595)	(50)	205,646
Class R1	110,157	2,093,129	112,040	2,118,458
Class R2	50,943	941,866	36,756	674,303
Class R3	353,411	6,997,059	419,536	8,267,579
Class R4	138,701	2,699,040	366,621	7,075,045
Class R5	255	4,832	228	4,256
	(2,134,497)	$(36,511,916)	52,195,673	$1,037,237,225

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 29, 2008, the fund’s commitment fee and interest expense were $1,549 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Subsequent Event

On October 23, 2007 the Board of Trustees approved, on or about April 18, 2008, the conversion of Class R shares and Class R2 shares into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 will be renamed Class R2, Class R3, and Class R4, respectively.

37

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Core Equity Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the Fund.

Number of Dollars
Affirmative	2,471,428.78
Against	0.00
Abstain	215,715.54
Total	2,687,144.32

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

39

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

MFS® Cash Reserve Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

2/29/08

LMM-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Short term credit quality (q)
Average Credit Quality Short Term Bonds (a)	A-1
All holdings are rated “A-1”

Maturity breakdown (u)
0 - 29 days	50.6%
30 - 59 days	23.6%
60 - 89 days	15.3%
90 - 366 days	11.5%
Other Assets Less Liabilities	(1.0)%

(a)	The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the “A-1”-rating category. Percentages are based on the total market value of investments as of 2/29/08.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/29/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2007 through February 29, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 through February 29, 2008.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/07	Ending Account Value 2/29/08	Expenses Paid During Period (p) 9/01/07-2/29/08
A	Actual	0.45%	$1,000.00	$1,022.06	$2.26
	Hypothetical (h)	0.45%	$1,000.00	$1,022.63	$2.26
B	Actual	1.45%	$1,000.00	$1,017.01	$7.27
	Hypothetical (h)	1.45%	$1,000.00	$1,017.65	$7.27
C	Actual	1.45%	$1,000.00	$1,017.01	$7.27
	Hypothetical (h)	1.45%	$1,000.00	$1,017.65	$7.27
R1	Actual	1.55%	$1,000.00	$1,016.51	$7.77
	Hypothetical (h)	1.55%	$1,000.00	$1,017.16	$7.77
R2	Actual	1.10%	$1,000.00	$1,018.68	$5.52
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
R3	Actual	1.04%	$1,000.00	$1,019.02	$5.22
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22
R4	Actual	0.78%	$1,000.00	$1,020.28	$3.92
	Hypothetical (h)	0.78%	$1,000.00	$1,020.98	$3.92
R5	Actual	0.51%	$1,000.00	$1,021.72	$2.56
	Hypothetical (h)	0.51%	$1,000.00	$1,022.33	$2.56
529A	Actual	0.70%	$1,000.00	$1,020.80	$3.52
	Hypothetical (h)	0.70%	$1,000.00	$1,021.38	$3.52
529B	Actual	1.70%	$1,000.00	$1,015.75	$8.52
	Hypothetical (h)	1.70%	$1,000.00	$1,016.41	$8.52
529C	Actual	1.70%	$1,000.00	$1,015.75	$8.52
	Hypothetical (h)	1.70%	$1,000.00	$1,016.41	$8.52

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 0.93%, 0.94%, 0.68% and 0.44% for Class R2, Class R3, Class R4, and Class R5 shares, respectively. The actual expenses paid during the period would have been approximately $4.68, $4.73, $3.43, and $2.22 and the hypothetical expenses paid during the period would have been approximately $4.68, $4.73, $3.43, and $2.22 for Class R2, Class R3, Class R4, and Class R5, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had

4

Expense Table – continued

these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.45%. The actual expenses paid during the period would have been approximately $7.29 and the hypothetical expenses paid during the period would have been approximately $7.29.

Effective April 1, 2008 the fund’s Class 529A, 529B, and 529C shares program manager fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratio would have been 0.55%, 1.55%, and 1.55% for Class 529A, 529B, and 529C shares, respectively. The actual expenses paid during the period would have been approximately $2.77, $7.80, and $7.80 and the hypothetical expenses paid during the period would have been approximately $2.77, $7.80, and $7.80 for Class 529A, 529B, and 529C shares, respectively.

5

PORTFOLIO OF INVESTMENTS

2/29/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 26.0%
Issuer	Shares/Par	Value ($)

Major Banks - 16.3%
Barclays Bank PLC, 3.15%, due 4/29/08	$22,133,000	$22,133,000
BNP Paribas, NY, 3.03%, due 5/20/08	910,000	910,000
BNP Paribas, NY, 3.65%, due 7/16/08	20,185,000	20,185,000
Royal Bank of Canada, 3.06%, due 3/14/08	21,270,000	21,270,000
Societe Generale, NY, 3.16%, due 4/11/08	21,342,000	21,342,000

		$85,840,000
Other Banks & Diversified Financials - 9.7%
DEPFA Bank PLC, 3.975%, due 4/14/08	$10,110,000	$10,110,000
Dexia Credit Local, NY, 4.19%, due 3/10/08	19,992,000	19,993,382
Fortis Bank, NY, 3.12%, due 3/14/08	21,270,000	21,270,000

		$51,373,382
Total Certificates of Deposit, at Amortized Cost and Value		$137,213,382

Commercial Paper - 69.9% (y)
Automotive - 4.1%
Toyota Motor Credit Corp., 2.95%, due 3/20/08	$3,244,000	$3,238,949
Toyota Motor Credit Corp., 4.68%, due 3/28/08	18,350,000	18,285,592

		$21,524,541
Brokerage & Asset Managers - 11.5%
Goldman Sachs Group, Inc., 2.9%, due 5/20/08	$18,269,000	$18,151,266
Merrill Lynch & Co., Inc., 5%, due 3/20/08	8,095,000	8,073,638
Merrill Lynch & Co., Inc., 4.63%, due 4/15/08	8,889,000	8,837,555
Merrill Lynch & Co., Inc., 3.12%, due 5/02/08	4,300,000	4,276,895
Morgan Stanley, 4.8%, due 6/13/08	18,490,000	18,233,605
Morgan Stanley, 3.22%, due 6/27/08	3,032,000	2,999,999

		$60,572,958
Consumer Goods & Services - 4.1%
Procter & Gamble Co., 2.85%, due 3/20/08 (t)	$21,719,000	$21,686,331

Electrical Equipment - 2.8%
General Electric Co., 3.02%, due 3/28/08	$12,733,000	$12,704,160
General Electric Co., 3.8%, due 3/28/08	2,093,000	2,087,035

		$14,791,195

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Financial Institutions - 9.8%
American Express Credit Corp., 4.42%, due 3/20/08	$8,683,000	$8,662,744
American Express Credit Corp., 3.05%, due 3/28/08	12,806,000	12,776,706
American General Finance Corp., 3.06%, due 3/19/08	21,467,000	21,434,155
Cargill, Inc., 4.15%, due 3/05/08 (t)	2,204,000	2,202,984
General Electric Capital Corp., 4.65%, due 3/27/08	6,700,000	6,677,499

		$51,754,088
Food & Beverages - 7.7%
Archer Daniels Midland Co., 3.8%, due 4/08/08 (t)	$2,095,000	$2,086,597
Archer Daniels Midland Co., 4.28%, due 4/08/08 (t)	7,376,000	7,342,677
Archer Daniels Midland Co., 3.02%, due 6/26/08 (t)	11,960,000	11,842,613
Hershey Foods Corp., 2.85%, due 3/28/08 (t)	19,353,000	19,311,633

		$40,583,520
Major Banks - 19.4%
Abbey National North America LLC, 4.74%, due 4/11/08	$12,330,000	$12,263,439
Bank of America Corp., 4.37%, due 5/07/08	18,000,000	17,853,605
Bank of America Corp., 2.89%, due 5/30/08	3,998,000	3,969,114
Bank of Scotland PLC, 3.74%, due 5/16/08	3,676,000	3,646,976
JPMorgan Chase & Co., 2.95%, due 4/01/08	594,000	592,491
JPMorgan Chase & Co., 3.2%, due 4/22/08	20,737,000	20,641,149
Natexis Banques Populaires U.S. Financial Co. LLC, 3.07%, due 5/01/08	5,850,000	5,819,569
Natexis Banques Populaires U.S. Financial Co. LLC, 3.05%, due 5/07/08	15,750,000	15,660,597
Wells Fargo & Co., 2.97%, due 3/18/08	19,785,000	19,757,252
Wells Fargo & Co., 3.17%, due 3/18/08	1,835,700	1,832,952

		$102,037,144
Medical Equipment - 0.4%
Pfizer, Inc., 4.43%, due 4/29/08 (t)	$2,200,000	$2,184,027

Other Banks & Diversified Financials - 10.1%
Citigroup Funding, Inc., 4.9%, due 3/26/08	$15,684,000	$15,630,631
Citigroup Funding, Inc., 3.1%, due 4/25/08	5,682,000	5,655,089
DEPFA Bank PLC, 3.18%, due 4/25/08 (t)	11,300,000	11,245,101
Dexia Delaware LLC, 3.01%, due 3/19/08	1,091,000	1,089,358
ING America Insurance Holdings, Inc., 4.55%, due 3/10/08	2,069,000	2,066,647
UBS Finance Delaware LLC, 3.01%, due 4/30/08	13,026,000	12,960,653
UBS Finance Delaware LLC, 3.02%, due 5/27/08	1,500,000	1,489,053
UBS Finance Delaware LLC, 3.155%, due 7/22/08	3,279,000	3,237,905

		$53,374,437
Total Commercial Paper, at Amortized Cost and Value		$368,508,241

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Repurchase Agreements - 5.0%
Merrill Lynch & Co., 3.2%, dated 2/29/08, due 3/03/08, total to be received $26,154,973 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$26,148,000	$26,148,000
Total Investments, at Amortized Cost and Value		$531,869,623

Other Assets, Less Liabilities - (0.9)%		(4,970,981)
Net Assets - 100.0%		$526,898,642

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$531,869,623
Cash	25
Receivable for fund shares sold	3,752,404
Interest receivable	424,086
Other assets	5,712
Total assets		$536,051,850
Liabilities
Distributions payable	$31,969
Payable for fund shares reacquired	8,890,539
Payable to affiliates
Management fee	4,347
Shareholder servicing costs	124,957
Distribution and service fees	14,327
Administrative services fee	414
Program manager fees	71
Retirement plan administration and services fees	409
Payable for independent trustees’ compensation	28,298
Accrued expenses and other liabilities	57,877
Total liabilities		$9,153,208
Net assets		$526,898,642
Net assets consist of:
Paid-in capital	$526,922,887
Accumulated net realized gain (loss) on investments	(24,245)
Net assets		$526,898,642
Shares of beneficial interest outstanding		526,922,902

9

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$156,048,229
Shares outstanding	156,055,510
Net asset value, offering price and redemption price per share		$1.00
Class B shares
Net assets	$115,762,311
Shares outstanding	115,771,545
Net asset value and offering price per share		$1.00
Class C shares
Net assets	$69,009,131
Shares outstanding	69,012,333
Net asset value and offering price per share		$1.00
Class R1 shares
Net assets	$21,367,266
Shares outstanding	21,367,775
Net asset value, offering price, and redemption price per share		$1.00
Class R2 shares
Net assets	$13,548,448
Shares outstanding	13,548,881
Net asset value, offering price, and redemption price per share		$1.00
Class R3 shares
Net assets	$71,957,390
Shares outstanding	71,959,000
Net asset value, offering price, and redemption price per share		$1.00
Class R4 shares
Net assets	$69,732,861
Shares outstanding	69,734,470
Net asset value, offering price, and redemption price per share		$1.00
Class R5 shares
Net assets	$4,278,696
Shares outstanding	4,278,878
Net asset value, offering price, and redemption price per share		$1.00
Class 529A shares
Net assets	$3,238,834
Shares outstanding	3,238,974
Net asset value, offering price and redemption price per share		$1.00

10

Statement of Assets and Liabilities (unaudited) – continued

Class 529B shares
Net assets	$466,456
Shares outstanding	466,475
Net asset value and offering price per share		$1.00
Class 529C shares
Net assets	$1,489,020
Shares outstanding	1,489,061
Net asset value and offering price per share		$1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/08    (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$11,149,778
Expenses
Management fee	$1,277,224
Distribution and service fees	1,199,554
Program manager fees	5,298
Shareholder servicing costs	464,029
Administrative services fee	37,387
Retirement plan administration and services fees	87,317
Independent trustees’ compensation	7,141
Custodian fee	47,510
Shareholder communications	31,994
Auditing fees	11,985
Legal fees	3,312
Miscellaneous	88,851
Total expenses		$3,261,602
Fees paid indirectly	(16)
Reduction of expenses by investment adviser and distributor	(935,040)
Net expenses		$2,326,546
Net investment income		$8,823,232
Change in net assets from operations		$8,823,232

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/29/08	Year ended 8/31/07
Change in net assets	(unaudited)
From operations
Net investment income	$8,823,232	$16,106,250
Net realized gain (loss) on investments	—	(22,989)
Change in net assets from operations	$8,823,232	$16,083,261
Distributions declared to shareholders
From net investment income
Class A	$(3,059,754)	$(5,611,214)
Class B	(2,098,589)	(7,009,719)
Class C	(895,143)	(1,743,169)
Class R1	(277,284)	(175,656)
Class R2	(224,017)	(147,919)
Class R3	(1,098,666)	(711,011)
Class R4	(1,015,441)	(575,671)
Class R5	(74,487)	(33,784)
Class 529A	(60,258)	(109,027)
Class 529B	(5,488)	(11,220)
Class 529C	(14,105)	(25,406)
Total distributions declared to shareholders	$(8,823,232)	$(16,153,796)
Change in net assets from fund share transactions	$82,015,292	$40,254,200
Total change in net assets	$82,015,292	$40,183,665
Net assets
At beginning of period	444,883,350	404,699,685
At end of period	$526,898,642	$444,883,350

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class A			2007		2006		2005	2004	2003

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05		$0.04		$0.02	$0.01	$0.01
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	—	—	—
Total from investment operations	$0.02		$0.05		$0.04		$0.02	$0.01	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.05)		$(0.04)		$(0.02)	$(0.01)	$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.21	(n)	5.06		4.19		2.11	0.58	0.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.83		0.89		0.90	0.79	0.81
Expenses after expense reductions (f)	0.45	(a)	0.43		0.49		0.50	0.55	0.71
Net investment income	4.36	(a)	4.94		4.14		2.10	0.58	0.70
Net assets at end of period (000 Omitted)	$156,048		$136,204		$114,481		$91,165	$101,287	$214,275

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class B			2007		2006		2005	2004		2003

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04		$0.03		$0.01	$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	—	—		—
Total from investment operations	$0.02		$0.04		$0.03		$0.01	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.04)		$(0.03)		$(0.01)	$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	1.70	(n)	4.02		3.16		1.10	0.06		0.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	1.83		1.89		1.89	1.80		1.81
Expenses after expense reductions (f)	1.45	(a)	1.43		1.49		1.49	1.07		1.35
Net investment income	3.44	(a)	3.94		3.09		1.03	0.06		0.06
Net assets at end of period (000 Omitted)	$115,762		$154,176		$222,661		$280,361	$429,844		$647,269

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class C			2007		2006		2005	2004		2003

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04		$0.03		$0.01	$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	—	—		—
Total from investment operations	$0.02		$0.04		$0.03		$0.01	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.04)		$(0.03)		$(0.01)	$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	1.70	(n)	4.02		3.15		1.10	0.06		0.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	1.83		1.89		1.89	1.79		1.81
Expenses after expense reductions (f)	1.45	(a)	1.43		1.49		1.49	1.07		1.36
Net investment income	3.34	(a)	3.94		3.14		1.03	0.06		0.06
Net assets at end of period (000 Omitted)	$69,009		$60,390		$56,456		$46,483	$80,482		$159,715

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R1			2007		2006		2005 (i)

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04		$0.03		$0.01
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.02		$0.04		$0.03		$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.04)		$(0.03)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	1.65	(n)	3.91		3.04		0.59	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.97		2.09		2.24	(a)
Expenses after expense reductions (f)	1.55	(a)	1.53		1.59		1.84	(a)
Net investment income	3.19	(a)	3.82		3.15		1.52	(a)
Net assets at end of period (000 Omitted)	$21,367		$8,538		$898		$258

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R2			2007		2006		2005 (i)

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04		$0.03		$0.01
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.02		$0.04		$0.03		$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.04)		$(0.03)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	1.87	(n)	4.28		3.40		0.72	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.64		1.79		1.93	(a)
Expenses after expense reductions (f)	1.10	(a)	1.18		1.25		1.53	(a)
Net investment income	3.66	(a)	4.17		3.40		1.97	(a)
Net assets at end of period (000 Omitted)	$13,548		$9,596		$1,101		$604

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R3			2007		2006	2005 (i)

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04		$0.04	$0.01
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.01)	—
Total from investment operations	$0.02		$0.04		$0.03	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.04)		$(0.03)	$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	1.90	(n)	4.38		3.51	0.78	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.52		1.63	1.83	(a)
Expenses after expense reductions (f)	1.04	(a)	1.09		1.13	1.43	(a)
Net investment income	3.72	(a)	4.28		3.73	2.10	(a)
Net assets at end of period (000 Omitted)	$71,957		$36,027		$4,909	$1,179

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R4			2007		2006		2005 (i)

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05		$0.04		$0.01
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.02		$0.05		$0.04		$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.05)		$(0.04)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	2.03	(n)	4.63		3.77		0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.23		1.28		1.38	(a)
Expenses after expense reductions (f)	0.78	(a)	0.83		0.88		0.98	(a)
Net investment income	3.91	(a)	4.53		4.06		2.21	(a)
Net assets at end of period (000 Omitted)	$69,733		$32,545		$1,019		$51

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R5			2007		2006		2005 (i)

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05		$0.04		$0.01
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.02		$0.05		$0.04		$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.05)		$(0.04)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	2.17	(n)	4.96		4.09		1.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.93		0.99		1.08	(a)
Expenses after expense reductions (f)	0.51	(a)	0.53		0.59		0.68	(a)
Net investment income	4.28	(a)	4.80		4.03		2.51	(a)
Net assets at end of period (000 Omitted)	$4,279		$3,717		$53		$51

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529A			2007		2006		2005	2004		2003

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05		$0.04		$0.02	$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	—	—		—
Total from investment operations	$0.02		$0.05		$0.04		$0.02	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.05)		$(0.04)		$(0.02)	$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)	2.08	(n)	4.80		3.93		1.86	0.33		0.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.44		1.49		1.50	1.39		1.41
Expenses after expense reductions (f)	0.70	(a)	0.68		0.74		0.75	0.80		0.96
Net investment income	4.10	(a)	4.69		3.92		1.93	0.34		0.33
Net assets at end of period (000 Omitted)	$3,239		$2,548		$2,135		$1,650	$1,140		$1,164

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529B			2007		2006		2005	2004		2003

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04		$0.03		$0.01	$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	—	—		—
Total from investment operations	$0.02		$0.04		$0.03		$0.01	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.04)		$(0.03)		$(0.01)	$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	1.57	(n)	3.77		2.90		0.87	0.06		0.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.09		2.14		2.13	2.03		2.06
Expenses after expense reductions (f)	1.70	(a)	1.69		1.74		1.73	1.08		1.25
Net investment income	3.06	(a)	3.69		2.88		0.87	0.07		0.06
Net assets at end of period (000 Omitted)	$466		$328		$297		$340	$339		$253

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529C			2007		2006		2005	2004		2003

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.04		$0.03		$0.01	$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	—	—		—
Total from investment operations	$0.01		$0.04		$0.03		$0.01	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.04)		$(0.03)		$(0.01)	$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	1.57	(n)	3.76		2.90		0.87	0.06		0.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.09		2.14		2.13	2.03		2.06
Expenses after expense reductions (f)	1.70	(a)	1.68		1.74		1.73	1.08		1.22
Net investment income	3.00	(a)	3.69		2.89		0.85	0.06		0.05
Net assets at end of period (000 Omitted)	$1,489		$814		$688		$611	$640		$512

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R3, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Cash Reserve Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations – Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund’s use of amortized cost is subject to the fund’s compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

25

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on September 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

26

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2007, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

8/31/07
Ordinary income (including any short-term capital gains)	$16,153,796

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/08
Cost of investments	$531,869,623

As of 8/31/07
Undistributed ordinary income	$77,688
Capital loss carryforwards	(1,256)
Post-October capital loss deferral	(22,989)
Other temporary differences	(77,688)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/12	$ (441)
8/31/13	(4)
8/31/15	(811)
$(1,256)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

27

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.15% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 29, 2008, this waiver amounted to $928,890 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.15% of the fund’s average daily net assets.

Distributor – The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD) for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.00%	$—
Class B	0.75%	0.25%	1.00%	1.00%	610,969
Class C	0.75%	0.25%	1.00%	1.00%	268,409
Class R1 (c)	0.50%	0.25%	0.75%	0.75%	65,274
Class R2	0.25%	0.25%	0.50%	0.50%	30,536
Class R3	0.25%	0.25%	0.50%	0.50%	147,764
Class R4	—	0.25%	0.25%	0.25%	64,962
Class 529A	0.25%	0.25%	0.50%	0.00%	5,144
Class 529B	0.75%	0.25%	1.00%	1.00%	1,792
Class 529C	0.75%	0.25%	1.00%	1.00%	4,704
Total Distribution and Service Fees					$1,199,554

(c)	Effective March 1, 2008, the distribution fee rate for Class R1 shares will be 0.75% and the total distribution plan rate will be 1.00%.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2008 based on each class’ average daily net assets. Payment of the 0.25% annual Class A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being waived under a written waiver arrangement through December 31, 2008. Payment of the 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on

28

Notes to Financial Statements (unaudited) – continued

such date as the fund’s Board of Trustees may determine. For the six months ended February 29, 2008, this waiver amounted to $1,470 and is reflected as a reduction of total expenses in the Statement of Operations. 0.25% of the Class 529A service fee is currently being waived under a written waiver arrangement through December 31, 2008. For the six months ended February 29, 2008, this waiver amounted to $3,674 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2008, were as follows:

Amount
Class A	$6,222
Class B	$167,225
Class C	$15,140
Class 529B	$—
Class 529C	$—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund’s 529 share classes. Effective April 1, 2008, the fee will be 0.10%. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 29, 2008, were as follows:

Amount
Class 529A	$3,674
Class 529B	448
Class 529C	1,176
Total Program Manager Fees	$5,298

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2008, the fee was $140,540, which equated to 0.0605% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder

29

Notes to Financial Statements (unaudited) – continued

servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $323,489. The fund may also pay shareholder servicing related costs directly to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 29, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/1/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	0.35%	$30,461
Class R2	0.25%	—	0.15%	9,226
Class R3	0.15%	—	0.09%	26,346
Class R4	0.15%	—	0.08%	20,195
Class R5	0.10%	—	0.06%	1,089
Total Retirement Plan Administration and Services Fees				$87,317

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008 the annual retirement plan administration and services fee will be eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or

30

Notes to Financial Statements (unaudited) – continued

directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,494. This amount is included in independent trustees’ compensation for the six months ended February 29, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $26,604 at February 29, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 29, 2008, the fee paid by the fund to Tarantino LLC was $1,801 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $1,006, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $2,203,134,359 and $2,105,144,951 respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	96,577,944	$96,577,944	109,927,782	$109,927,782
Class B	57,020,204	57,020,204	112,273,280	112,273,280
Class C	47,431,157	47,431,157	60,361,403	60,361,403
Class R1	50,563,469	50,563,469	61,618,688	61,618,688
Class R2	56,112,220	56,112,220	54,718,434	54,718,434
Class R3	131,377,157	131,377,157	151,186,527	151,186,527
Class R4	146,247,623	146,247,623	104,892,406	104,892,406
Class R5	9,802,443	9,802,443	17,149,069	17,149,069
Class 529A	1,262,000	1,262,000	1,188,482	1,188,482
Class 529B	144,783	144,783	101,520	101,520
Class 529C	850,379	850,379	497,316	497,316
	597,389,379	$597,389,379	673,914,907	$673,914,907

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,869,798	$2,869,798	5,246,094	$5,246,094
Class B	1,939,334	1,939,334	6,563,810	6,563,810
Class C	827,054	827,054	1,624,513	1,624,513
Class R1	262,450	262,450	149,283	149,283
Class R2	188,417	188,417	119,311	119,311
Class R3	1,056,150	1,056,150	643,871	643,871
Class R4	982,574	982,574	539,714	539,714
Class R5	74,487	74,487	28,877	28,877
Class 529A	59,977	59,977	108,508	108,508
Class 529B	5,369	5,369	11,154	11,154
Class 529C	14,105	14,105	25,156	25,156
	8,279,715	$8,279,715	15,060,291	$15,060,291
Shares reacquired
Class A	(79,603,791)	$(79,603,791)	(93,431,093)	$(93,431,093)
Class B	(97,367,860)	(97,367,860)	(187,291,191)	(187,291,191)
Class C	(39,639,381)	(39,639,381)	(58,042,860)	(58,042,860)
Class R1	(37,997,301)	(37,997,301)	(54,127,011)	(54,127,011)
Class R2	(52,348,485)	(52,348,485)	(46,341,559)	(46,341,559)
Class R3	(96,504,754)	(96,504,754)	(120,708,753)	(120,708,753)
Class R4	(110,044,054)	(110,044,054)	(73,903,225)	(73,903,225)
Class R5	(9,315,413)	(9,315,413)	(13,513,179)	(13,513,179)
Class 529A	(630,879)	(630,879)	(884,377)	(884,377)
Class 529B	(12,125)	(12,125)	(81,516)	(81,516)
Class 529C	(189,759)	(189,759)	(396,234)	(396,234)
	(523,653,802)	$(523,653,802)	(648,720,998)	$(648,720,998)
Net change
Class A	19,843,951	$19,843,951	21,742,783	$21,742,783
Class B	(38,408,322)	(38,408,322)	(68,454,101)	(68,454,101)
Class C	8,618,830	8,618,830	3,943,056	3,943,056
Class R1	12,828,618	12,828,618	7,640,960	7,640,960
Class R2	3,952,152	3,952,152	8,496,186	8,496,186
Class R3	35,928,553	35,928,553	31,121,645	31,121,645
Class R4	37,186,143	37,186,143	31,528,895	31,528,895
Class R5	561,517	561,517	3,664,767	3,664,767
Class 529A	691,098	$691,098	412,613	$412,613
Class 529B	138,027	138,027	31,158	31,158
Class 529C	674,725	674,725	126,238	126,238
	82,015,292	$82,015,292	40,254,200	$40,254,200

32

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 29, 2008, the fund’s commitment fee and interest expense were $1,030 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Subsequent Event

On October 23, 2007 the Board of Trustees approved, on or about April 18, 2008, the conversion of Class R shares and Class R2 shares into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 will be renamed Class R2, Class R3, and Class R4, respectively.

33

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Cash Reserve Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the Fund.

Number of Dollars
For	12,665,313.85
Against	1,574.15
Abstain	436,256.34

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission 100 F Street, NE, Room 1580 Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

35

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign-up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS SERIES TRUST I

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.